1933 Act File No. 33-69268
                                   1940 Act File No. 811-8042

                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.   10    ..........       X

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

   Amendment No.    11    ........................       X

                         INSURANCE MANAGEMENT SERIES

              (Exact Name of Registrant as Specified in Charter)

        Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                   (Address of Principal Executive Offices)

                                (412) 288-1900
                       (Registrant's Telephone Number)

                         John W. McGonigle, Esquire,
                          Federated Investors Tower,
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 -
 X  on April 22, 1996, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                   pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on February 15, 1996; or
    intends to file the Notice required by that Rule on or about             ;
                                                                 ------------
   or
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                  Copies To:

Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037


                            CROSS REFERENCE SHEET


     This Amendment to the Registration Statement of Insurance Management Series, which consists of seven portfolios: (1) Federated American Leaders Fund II, (2) Federated Utility Fund II, (3) Federated Fund for U.S. Government Securities II, (4) Federated High Income Bond Fund II, (5) Federated Prime Money Fund II, (6) Federated International Equity Fund II, and (7) Federated Growth Stategies Fund II, is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-7) Cover Page.
Item 2.   Synopsis.................Not applicable.
Item 3.   Condensed Financial
           Information.............(1-5) Financial Highlights; (1-7)
                                   Performance Information.
Item 4.   General Description of
           Registrant..............(1-7) General Information; (1-7) Investment
                                   Information; (1-7) Investment Objectives;
                                   (1-7) Investment Policies; (4,5) Investment
                                   Risks; (1-7) Investment Limitations.

Item 5.   Management of the Fund...(1-7) Fund Information; (1-7) Management of
                                   the Fund; (1-7) Distribution of Fund
                                   Shares; (1-7) Administration of the Fund;
                                   (3,4,5) Brokerage Transactions.
Item 6.   Capital Stock and Other
           Securities..............(1-7) Dividends; (1-7) Shareholder
                                   Information; (1-7) Tax Information; (1-7)
                                   Federal Taxes; (1-7) State and Local Taxes;
                                   (1-7) Voting Rights.
Item 7.   Purchase of Securities Being
           Offered.................(1-7) Net Asset Value; (1-7) Investing in
                                   the Fund; (1-7) Purchases and Redemptions;
                                   (1-7) What Shares Cost.
Item 8.   Redemption or Repurchase.(1-7) Purchases and Redemptions.
Item 9.   Pending Legal Proceedings     None.



 PART B.INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-7) Cover Page.
Item 11.  Table of Contents........(1-7) Table of Contents.
Item 12.  General Information and
           History.................Not Applicable.
Item 13.  Investment Objectives and
           Policies................(1-7) Investment Objectives and Policies;
                                   (1-7) Investment Limitations. (5)
                                   Regulatory Compliance.
Item 14.  Management of the Fund...(1-7) Federated Insurance Series
                                   Management; Trustees' Compensation;
Item 15.  Control Persons and Principal
           Holders of Securities...(1-7) Fund Ownership.
Item 16.  Investment Advisory and Other
           Services................(1-7) Investment Advisory Services; (1-7)
                                   Fund Administration; (6,7) Transfer Agent
                                   and Dividend Disbursing Agent.
Item 17.  Brokerage Allocation.....(1-7) Brokerage Transactions.
Item 18.  Capital Stock and Other
           Securities..............Not Applicable.
Item 19.  Purchase, Redemption and Pricing
          of Securities Being Offered   (1-7) Purchasing Shares; (1-7)
                                   Determining Net Asset Value.
Item 20.  Tax Status...............(1-7) Tax Status.
Item 21.  Underwriters.............Not Applicable.
Item 22.  Calculation of Performance
           Data....................(1,2,3,4,6,7) Total Return; (1-7) Yield;
                                   (5) Effective Yield; (1-7) Performance
                                   Comparisons.
Item 23.  Financial Statements.....(1-7) Incorporated by reference to the
                                   Annual Report of Registrant dated December
                                   31, 1995, filed with the Commission on
                                   February 16, 1996 (File Nos. 33-69268 and
                                   811-8042).



FEDERATED AMERICAN LEADERS FUND II
(FORMERLY, EQUITY GROWTH AND INCOME FUND)
(A PORTFOLIO OF FEDERATED INSURANCE SERIES)
(FORMERLY, INSURANCE MANAGEMENT SERIES)

PROSPECTUS


This prospectus offers shares of Federated American Leaders Fund II (the "Fund"), which is a diversified investment portfolio in Federated Insurance Series (the "Trust"), an open-end, diversified management investment company. The primary investment objective of the Fund is to achieve long-term growth of capital. The Fund's secondary objective is to provide income. Shares of the Fund may be sold only to separate accounts of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts issued by insurance companies.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund through the variable annuity contracts and variable life insurance policies offered by insurance companies which provide for investment in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated April 22, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE AVAILABLE EXCLUSIVELY AS FUNDING VEHICLES FOR LIFE INSURANCE COMPANIES WRITING VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE PROSPECTUS FOR SUCH CONTRACTS.


Prospectus dated April 22, 1996


TABLE OF CONTENTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           1
------------------------------------------------------

GENERAL INFORMATION                                                            2
------------------------------------------------------

INVESTMENT INFORMATION                                                         2
------------------------------------------------------

  Investment Objectives                                                        2
  Investment Policies                                                          2
  Investment Limitations                                                       6

NET ASSET VALUE                                                                7
------------------------------------------------------

INVESTING IN THE FUND                                                          7
------------------------------------------------------

  Purchases and Redemptions                                                    7
  What Shares Cost                                                             7
  Dividends                                                                    8

FUND INFORMATION                                                               8
------------------------------------------------------

  Management of the Fund                                                       8
  Distribution of Fund Shares                                                  9
  Administration of the Fund                                                   9
  Brokerage Transactions                                                      10

SHAREHOLDER INFORMATION                                                       10
------------------------------------------------------

  Voting Rights                                                               10

TAX INFORMATION                                                               10
------------------------------------------------------

  Federal Taxes                                                               10
  State and Local Taxes                                                       11

PERFORMANCE INFORMATION                                                       11
------------------------------------------------------

ADDRESSES                                                                     12
------------------------------------------------------


FEDERATED AMERICAN LEADERS FUND II
(FORMERLY, EQUITY GROWTH AND INCOME FUND)
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated February 7, 1996, on the Fund's financial statements for the year ended December 31, 1995, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                                                       YEAR ENDED
                                                                                                      DECEMBER 31,
                                                                                                   1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                             $    9.74   $   10.00
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------
  Net investment income                                                                               0.20        0.19
-----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                              3.06       (0.26)
-----------------------------------------------------------------------------------------------  ---------  -----------
  Total from investment operations                                                                    3.26       (0.07)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------------------------
  Distributions from net investment income                                                           (0.19)      (0.19)
-----------------------------------------------------------------------------------------------
  Distributions in excess of net investment income (b)                                               (0.01)     --
-----------------------------------------------------------------------------------------------  ---------  -----------
  Total distributions from net investment income                                                     (0.20)      (0.19)
-----------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                   $   12.80   $    9.74
-----------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (C)                                                                                     33.71%      (0.70%)
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------
  Expenses                                                                                            0.85%       0.54%*
-----------------------------------------------------------------------------------------------
  Net investment income                                                                               2.03%       2.58%*
-----------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                                    1.36%      25.42%*
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                        $  48,514  $    2,400
-----------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                    43%         32 %
-----------------------------------------------------------------------------------------------


 * Computed on an annualized basis.
 (a) Reflects operations for the period from February 10, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (start of business) to January 31, 1994, the Fund had no investment activity.
 (b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.
 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's Annual Report, dated December 31, 1995, which can be obtained free of charge.


GENERAL INFORMATION
--------------------------------------------------------------------------------


The Fund is a portfolio of Federated Insurance Series, which was established as Insurance Management Series, a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. At a meeting of the Board of Trustees (the "Trustees") held on November 14, 1995, the Trustees approved an amendment to the Declaration of Trust to change the name of the Trust from Insurance Management Series to Federated Insurance Series. At a meeting of the Trustees held on February 26, 1996, the Trustees approved an amendment to the Declaration of Trust to change the name of the Fund from Equity Growth and Income Fund to Federated American Leaders Fund II. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest in separate portfolios of securities, including the Fund. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Trustees have not established separate classes of shares.


Shares of the Fund are sold only to insurance companies as funding vehicles for variable annuity contracts and variable life insurance policies issued by the insurance companies. Shares of the Fund are sold at net asset value as described in the section entitled "What Shares Cost." Shares of the Fund are redeemed at net asset value.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

The primary investment objective of the Fund is to achieve long-term growth of capital. The Fund's secondary objective is to provide income. The investment objectives cannot be changed without the approval of the Fund's shareholders. While there is no assurance that the Fund will achieve its investment objectives, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objectives by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue-chip" companies. "Blue-chip" companies generally are top-quality, established growth companies which, in the opinion of the investment adviser, meet one or more of the following criteria:
      .industry leader with proven management capabilities;

      .historical and future earnings growth rate of approximately 10% compounded annually;

      .strong balance sheet with pension liabilities funded;

      .products with brand recognition and consumer acceptance;

      .growing consumer-based demand with limited government sales;

      .ability to meet social, political, and environmental problems;

      .vigorous research effort with continuing new product flow;

      .low external capital requirements; and

      .not an import competitive company but possessing international capabilities.

Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund's investment approach is based on the conviction that over the long term the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of blue-chip companies. Given these long-term investment horizons, the Fund will attempt to hold its portfolio securities throughout market cycles.

COMMON STOCKS. The Fund invests primarily in common stocks of blue-chip companies selected by the Fund's investment adviser based on the criteria set forth above and traditional research techniques and technical factors, including assessment of earnings and dividend growth prospects and of the risk and volatility of the company's industry. Other factors, such as product position or market share, will also be considered by the Fund's investment adviser.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities and warrants of the blue-chip companies. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The Fund invests in convertible bonds rated "B" or higher by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") at the time of investment or, if unrated, of comparable quality. If a convertible bond is rated below "B" according to the characteristics set forth hereafter after the Fund has purchased it, the Fund is not required to drop the convertible bond from the portfolio but will consider appropriate action. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.


Bonds rated "BBB" or lower by S&P or "Baa" or lower by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.


Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the Fund's adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Fund's adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.


In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). As a fixed income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.


BANK INSTRUMENTS AND SECURITIES OF OTHER INVESTMENT COMPANIES. Primarily to manage short-term cash, the Fund may also invest in certificates of deposit, demand and time deposits, bankers' acceptances, deposit notes, and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments") and securities of other investment companies.

REPURCHASE AGREEMENTS. The Fund will engage in repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

RESTRICTED AND ILLIQUID SECURITIES. As a matter of investment practice, the Fund may invest up to 15% of its total assets in restricted securities. This restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. To the extent restricted securities are deemed to be illiquid, the Fund will limit their purchase, including non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, and certain restricted securities determined by the Trustees not to be liquid, to 15% of the net assets of the Fund.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, or both, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. This is a fundamental policy which may not be changed without the approval of shareholders. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees, and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the portfolio securities loaned at all times. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENTS. For defensive purposes only, the Fund may also invest temporarily in cash and cash items during times of unusual market conditions and to maintain liquidity. Cash items may include short-term obligations such as:

      .commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch Investors Service, Inc.;

      .securities issued and/or guaranteed as to the payment of principal and interest by the U.S. government or its agencies and instrumentalities; and

      .repurchase agreements.

VARIABLE ASSET REGULATIONS. The Fund is also subject to variable contract asset regulations prescribed by the U.S. Treasury Department under Section 817(h) of the Internal Revenue Code. After a one year start-up period, the regulations generally require that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% of the total assets of the Fund may be represented by any two investments, no more than 80% of the total assets of the Fund may be represented by any three investments, and no more than 90% of the total assets of the Fund may be represented by any four investments. In applying these diversification rules, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality shall be treated as a separate issuer. If the Fund fails to achieve the diversification required by the regulations, unless relief is obtained from the Internal Revenue Service, the contracts invested in the Fund will not be treated as annuity, endowment, or life insurance contracts.

The Fund will be operated at all times so as to comply with the foregoing diversification requirements.

STATE INSURANCE REGULATIONS. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by certain insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Fund may be limited in its ability to engage in such investments and to manage its portfolio with desired flexibility. The Fund will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invest in the Fund.

INVESTMENT LIMITATIONS

The Fund will not:

      .borrow money directly or through reverse repurchase agreements
       (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets and pledge up to 15% of its total assets to secure such borrowings.


The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


The Fund will not:

      .invest more than 10% of its total assets in securities of other investment companies.

NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value per share of the Fund fluctuates. It is determined by dividing the sum of the market value of all securities and other assets of the Fund, less liabilities, by the number of shares outstanding.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

PURCHASES AND REDEMPTIONS

Shares of the Fund are not sold directly to the general public. The Fund's shares are used solely as the investment vehicle for separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies. The use of Fund shares as investments for both variable annuity contracts and variable life insurance policies is referred to as "mixed funding." The use of Fund shares as investments by separate accounts of unaffiliated life insurance companies is referred to as "shared funding."

The Fund intends to engage in mixed funding and shared funding in the future. Although the Fund does not currently foresee any disadvantage to contract owners due to differences in redemption rates, tax treatment, or other considerations, resulting from mixed funding or shared funding, the Trustees will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflicts and take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in the Fund.

Shares of the Fund are purchased or redeemed on behalf of participating insurance companies at the next computed net asset value after an order is received on days on which the New York Stock Exchange is open.

WHAT SHARES COST

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days on which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Purchase orders from separate accounts investing in the Fund which are received by the insurance companies by 4:00 p.m. (Eastern time), will be computed at the net asset value of the Fund determined on that day, as long as such purchase orders are received by the Fund in proper form and in accordance with applicable procedures by 8:00 a.m. (Eastern time) on the next business day and as long as federal funds in the amount of such orders are received by the Fund on the next business day. It is the responsibility of each insurance company which invests in the Fund to properly transmit purchase orders and federal funds in accordance with the procedures described above.

DIVIDENDS

Dividends on shares of the Fund are declared and paid quarterly.

Shares of the Fund will begin earning dividends if owned on the applicable record date. Dividends of the Fund are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date net asset value.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Trustees, and could result in severe penalties.


     ADVISORY FEES. The Fund's adviser receives an annual investment advisory fee equal to .75 of 1% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The adviser can terminate this voluntary waiver and reimbursement of expenses at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated contintues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.



     Timothy E. Keefe has been the Fund's portfolio manager since March 1996. Mr. Keefe joined Federated Investors in 1987 and has been a Vice President of the Fund's investment adviser since 1995. Mr. Keefe served as an Assistant Vice President of the Fund's investment adviser between 1993 and 1995, and as an Investment Analyst from 1991 to 1993. Mr. Keefe is a Chartered Financial Analyst and received his M.B.A. in Business Administration from the University of Pittsburgh.


     Peter R. Anderson has been the Fund's portfolio manager since the Fund commenced operations. Mr. Anderson joined Federated Investors in 1972 as, and is presently, a Senior Vice President of the Fund's investment adviser. Mr. Anderson is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Wisconsin.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


State securities laws may require certain financial institutions such as depository institutions to register as dealers.


ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate as specified below:

        MAXIMUM
  ADMINISTRATIVE FEE         AVERAGE AGGREGATE DAILY NET ASSETS
         .15 of 1%                        on the first $250 million
        .125 of 1%                         on the next $250 million
         .10 of 1%                         on the next $250 million
        .075 of 1%              on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the adviser may give consideration to those firms which have sold or are selling shares of the other funds distributed by Federated Securities Corp. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


The insurance company separate accounts, as shareholders of the Fund, will vote the Fund shares held in their separate accounts at meetings of the shareholders. Voting will be in accordance with instructions received from contract owners of the separate accounts, as more fully outlined in the prospectus of the separate account. As of March 11, 1996, Aetna Insurance Co. of America, Hartford, Connecticut, and Aetna Life Insurance & Annuity Co., Hartford, Connecticut, owned 35% and 53%, respectively, of the voting securities of the Fund, and, therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees in certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL TAXES

The Fund will pay no federal income tax because the Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

The Fund intends to comply with the variable asset diversification regulations which are described earlier in this prospectus. If the Fund fails to comply with these regulations, contracts invested in the Fund shall not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

STATE AND LOCAL TAXES

Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Fund advertises total return and yield.

Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Performance information will not reflect the charges and expenses of a variable annuity or variable life insurance contract. Because shares of the Fund can only be purchased by a separate account of an insurance company offering such a contract, you should review the performance figures of the contract in which you are invested, which performance figures will accompany any advertisement of the Fund's performance.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

ADDRESSES
--------------------------------------------------------------------------------

Federated Insurance Series
                    Federated American Leaders Fund II                     Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Advisers                                     Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and                                  P.O. Box 8600
                    Trust Company                                          Boston, Massachusetts 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services                         P.O. Box 8600
                    Company                                                Boston, Massachusetts 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Deloitte & Touche LLP                                  2500 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222-5401
-----------------------------------------------------------------------------------------------------------------------



FEDERATED AMERICAN
LEADERS FUND II
(FORMERLY, EQUITY GROWTH
AND INCOME FUND)

PROSPECTUS


A Diversified Portfolio of
Federated Insurance Series,
An Open-End, Management
Investment Company



April 22, 1996


[LOGO OF FEDERATED SECURITIES CORP.]
Distributor

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

[LOGO OF RECYCLED PAPER]



Cusip 458043502
3113010A (4/96)



                      FEDERATED AMERICAN LEADERS FUND II
                  (FORMERLY, EQUITY GROWTH AND INCOME FUND)
                  (A PORTFOLIO OF FEDERATED INSURANCE SERIES)
                   (FORMERLY, INSURANCE MANAGEMENT SERIES)

                     STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectus of Federated American Leaders Fund II (the "Fund") dated April 22, 1996. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                          Statement dated April 22, 1996

FEDERATED SECURITIES CORP.

Distributor
A subsidiary of FEDERATED INVESTORS






GENERAL INFORMATION                    3

INVESTMENT OBJECTIVES AND POLICIES     3

 Types of Investments                  3
 When-Issued and Delayed Delivery
  Transactions                         6
 Lending of Portfolio Securities       6
 Repurchase Agreements                 8
 Reverse Repurchase Agreements         8
 Restricted and Illiquid Securities    3
 Portfolio Turnover                    9
INVESTMENT LIMITATIONS                 4

FEDERATED INSURANCE SERIES MANAGEMENT 13

 Fund Ownership                       21
 Trustees Compensation                22
 Trustee Liability                    24
INVESTMENT ADVISORY SERVICES          25

 Adviser to the Fund                  25
 Advisory Fees                        25
BROKERAGE TRANSACTIONS                25

OTHER SERVICES                        27

 Fund Administration                  27
 Custodian and Portfolio Accountant   13
 Independent AuditorsError! Bookmark not defined.



PURCHASING SHARES                     13

DETERMINING NET ASSET VALUE           13

 Determining Value of Securities      13
MASSACHUSETTS PARTNERSHIP LAW         13

TAX STATUS                            14

 The Fund's Tax Status                14
 Shareholder's Tax Status             14
TOTAL RETURN                          14

YIELD                                 14

PERFORMANCE COMPARISONS               15

ABOUT FEDERATED INVESTORS             15

 Mutual Fund Market                   16
 Institutional Clients                16
 Trust Organizations                  16
 Broker/Dealers and Bank Broker/Dealer
  Subsidiaries                        16
FINANCIAL STATEMENTS                  16

APPENDIX                              17






GENERAL INFORMATION

The Fund is a portfolio of Federated Insurance Series (the "Trust"), which was established as Insurance Management Series, a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. At a meeting of the Board of Trustees (the "Trustees") held on November 14, 1995, the Trustees approved an amendment to the Declaration of Trust to change the name of the Trust from Insurance Management Series to Federated Insurance Series. At a meeting of the Trustees held on February 26, 1996, the Trustees approved an amendment to the Declaration of Trust to change the name of the Fund from Equity Growth and Income Fund to Federated American Leaders Fund II. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest in separate portfolios of securities, including the Fund. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Trustees have not established separate classes of shares.

INVESTMENT OBJECTIVES AND POLICIES

The primary investment objective of the Fund is to achieve long-term growth of capital. The Fund's secondary objective is to provide income. The investment objectives cannot be changed without approval of shareholders.
TYPES OF INVESTMENTS
The Fund invests, under normal circumstances, at least 65% of its total assets in common stock of "blue-chip" companies, as defined in the prospectus. The Fund may also invest in other securities of these companies, U.S. government securities, repurchase agreements, and bank instruments. The following supplements the discussion of acceptable investments in the prospectus.



  CONVERTIBLE SECURITIES
     As with all fixed-income securities, various market forces influence the market value of convertible securities, including changes in the level of interest rates. As interest rates increase, the market value of convertible securities may decline and, conversely, as interest rates decline, the market value of convertible securities may increase. The unique investment characteristics of convertible securities, the right to be exchanged for the issuer's common stock, causes the market value of convertible securities to increase when the underlying common stock increases. However, since securities prices fluctuate, there can be no assurance of capital appreciation, and most convertible securities will not reflect as much capital appreciation as their underlying common stocks. When the underlying common stock is experiencing a decline, the value of the convertible security tends to decline to a level approximating the yield-to-maturity basis of straight nonconvertible debt of similar quality, often called "investment value," and may not experience the same decline as the underlying common stock.
     Many convertible securities sell at a premium over their conversion values (i.e., the number of shares of common stock to be received upon conversion multiplied by the current market price of the stock). This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege. If this appreciation potential is not realized, the premium may not be recovered.
  WARRANTS
     Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.


  U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued and/or guaranteed by the U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     othe credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
     o Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives;
     oFederal Home Loan Banks;
     oFederal Home Loan Mortgage Corporation;



     oFederal National Mortgage Association; and

     oStudent Loan Marketing Association.
  BANK INSTRUMENTS
     The Fund only invests in bank instruments (as defined in the prospectus) either issued by an institution having capital, surplus, and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), both of which are administered by the Federal Deposit Insurance Corporation. Bank instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of Deposit, and Eurodollar Time Deposits. Institutions issuing Eurodollar instruments are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on a Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, the Fund may lend its portfolio securities, up to one-third of the value of its total assets, to broker/dealers, banks, or other institutional borrowers of securities. The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.



REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.




REVERSE REPURCHASE AGREEMENTS
The Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees may consider the following criteria in determining the liquidity of certain restricted securities:
   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and
   o the nature of the security and the nature of the marketplace trades.

PORTFOLIO TURNOVER
Securities in the Fund's portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objectives, without regard to the length of time a particular security may have been held.

For the fiscal year ended December 31, 1995, and for the period from February 10, 1994 (date of initial public investment) to December 31, 1994, the portfolio turnover rates for the Fund were 43% and 32%, respectively.






INVESTMENT LIMITATIONS

  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous, and then only in amounts not in excess of one-third of the value of its total assets; provided that, while borrowings and reverse repurchase agreements outstanding exceed 5% of the Fund's total assets, any such borrowings will be repaid before additional investments are made. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of borrowing.



  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of its total assets would be invested in any one industry. However, the Fund may at any time invest 25% or more of its total assets in cash or cash items and securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities.
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
  INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities secured by real estate or interests in real estate.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities up to one-third of its total assets. This shall not prevent the Fund from purchasing or holding corporate or U.S. government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, entering into repurchase agreements, or engaging in other transactions which are permitted by the Fund's investment objectives and policies or the Trust's Declaration of Trust.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.





  DIVERSIFICATION OF INVESTMENTS
     With respect to 75% of its total assets, the Fund will not purchase the securities of any one issuer (other than cash, cash items, or securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of its total assets would be invested in the securities of that issuer. Also, the Fund will not purchase more than 10% of any class of the outstanding voting securities of any one issuer. For these purposes, the Fund considers common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 15% of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in illiquid securities, including, among others, repurchase agreements providing for settlement more than seven days after notice, and certain restricted securities not determined by the Trustees to be liquid.



Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value of total or net assets will not result in a violation of such restriction.
The Fund has no present intention to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."




FEDERATED INSURANCE SERIES MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Insurance Series, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.;



Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director or Trustee of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director or Trustee of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland



One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director or Trustee of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.





J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Trust.


James E. Dowd
571 Hayward Mill Road
Concord, MA



Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director or Trustee of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.








Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director or Trustee of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA



Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director or Trustee of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.





Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee



Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director or Trustee of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.




Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.





David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President and Trustee, Federated Investors; Vice President, Federated Shareholder Services; Executive Vice President, Federated Securities Corp.; Treasurer of some of the Funds.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.



     @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund; 3-5 Years; Federated U.S. Government Securities Fund; 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; Fortress Utility Fund, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market



Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.

FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.

As of March 11, 1996, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Transamerica Occidental Life Insurance Co., Los Angelos, California, 11%, Aetna Insurance Co. of America, Hartford, Connecticut, 35%, and Aetna Life Insurance & Annuity Co., Hartford, Connecticut, 53%.




TRUSTEES COMPENSATION


                      AGGREGATE
NAME ,                COMPENSATION
POSITION WITH         FROM            TOTAL COMPENSATION PAID
TRUST                 TRUST*#         FROM FUND COMPLEX +


John F. Donahue        $0           $0 for the Trust and



Chairman and Trustee                59 other investment companies in the Fund
                                    Complex
Thomas G. Bigley++     $1,016       $86,331 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
John T. Conroy, Jr.    $1,116       $115,760 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
William J. Copeland    $1,116       $115,760 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
J. Christopher Donahue,$0           $0 for the Trust and
President and Trustee               15 other investment companies in the Fund
                                    Complex
James E. Dowd          $1,116       $115,760 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
Lawrence D. Ellis, M.D.$1,016       $104,898 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
Edward L. Flaherty, Jr.$1,116       $115,760 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
Peter E. Madden        $1,016       $104,898 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
Gregor F. Meyer        $1,016       $104,898 for the Trust and



Trustee                             54 other investment companies in the Fund
                                    Complex
John E. Murray, Jr.,   $1,016       $104,898 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
Wesley W. Posvar       $1,016       $104,898 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
Marjorie P. Smuts      $1,016       $104,898 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex


*Information is furnished for the fiscal year ended December 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of seven portfolios.
+The information is provided for the last calendar year.
++Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.



TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus.

For the fiscal year ended December 31, 1995, and for the period from December 9, 1993 (start of business) to December 31, 1994, the adviser earned advisory fees of $142,579 and $4,397, respectively, none of which were waived.

BROKERAGE TRANSACTIONS


The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;



receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended December 31, 1995, and for the period from December 9, 1993 (start of business) to December 31, 1994, the Fund paid $49,713 and $3,714, respectively, in brokerage commissions on brokerage transactions.
Although investment decisions for the Fund are made independently from those of any other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.





OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services, and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators". For the fiscal year ended December 31, 1995, and for the period from December 9, 1993 (start of business) to December 31, 1994, the Administrators earned $125,000 and $73,288, respectively. Dr. Henry J. Gailliot, an officer of Federated Advisers, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Services Company.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh,
PA.

PURCHASING SHARES

Shares of the Fund are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Purchases and Redemptions" and "What Shares Cost."
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
DETERMINING VALUE OF SECURITIES
The values of the Fund's portfolio securities are determined as follows:
   o for equity securities and bonds and other fixed income securities, according to the last sale price on a national securities exchange, if available;
   o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
   o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available; otherwise, as determined by an independent pricing service;
   o for unlisted equity securities, the latest mean prices;
   o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service; or



   o for all other securities, at fair value as determined in good faith by the Trustees.
MASSACHUSETTS PARTNERSHIP LAW


Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:



   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDER'S TAX STATUS
The Fund intends to comply with the variable asset diversification regulations which are described in the prospectus and this Statement. If the Fund fails to comply with these regulations, contracts invested in the Fund shall not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code.
Contract owners should review the contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.
TOTAL RETURN


For the fiscal year ended December 31, 1995, and for the period from February 10, 1994 (date of initial public investment) to December 31, 1995 , the average annual total returns for the Fund were 33.71% and (0.70%), respectively.

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions. You should review the performance figures for your insurance contract, which figures reflect the applicable charges and expenses of the contract. Such performance figures will accompany any advertisement of the Fund's performance.
YIELD


The Fund's 30-day yield for the thirty day period ended December 31, 1995 was 1.81%.

The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. Also, the yield does not reflect the charges and expenses of an insurance contract. You should review the performance figures for your insurance contract, which figures reflect the applicable charges and expenses of the contract. Such performance figures will accompany any advertisement of the Fund's performance.





PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in Fund expenses; and
   o the relative amount of the Fund's cash flow.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the growth and income funds category in advertising and sales literature.



   o DOW JONES INDUSTRIAL AVERAGE ("DJIA"), is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

   o STANDARD & POOR'S ("S&P") RATINGS GROUP DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P index assumes reinvestment of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

   o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on quarterly reinvestment of dividends over a specified period of time.
From time to time as it deems appropriate, the Fund may advertise its performance using charts, graphs, and descriptions, compared to federally insured bank products, including certificates of deposit and time deposits and to money market funds using the Lipper Analytical Services money market instruments average.




ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. FINANCIAL STATEMENTS

The Fund's Financial Statements for the fiscal year ended December 31, 1995, are incorporated herein by reference to the Annual Report of the Fund dated December 31, 1995 (File Nos. 33-69268 and 811-8042). A copy of the Report may be obtained without charge by contacting the Fund.









*Source: Investment Company Institute





APPENDIX

STANDARD & POOR'S RATINGS GROUP CORPORATE BOND RATINGS
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.



BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.
MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS
AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.



BAA--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.
BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
NR--NR indicates that Fitch does not rate the specific issue. Plus or Minus (- ): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.
STANDARD & POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS



PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
   o Leading market positions in well established industries.
   o High rates of return on funds employed.
   o Conservative capitalization structure with moderated reliance on debt and ample asset protection.
   o Broad margins in earning coverage of fixed financila charges and high internal cash generation.
   o Well-established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
FITCH INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS
F-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.
F-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Cusip 458043502
3113010B (4/96)




FEDERATED UTILITY FUND II
(FORMERLY, UTILITY FUND)
(A PORTFOLIO OF FEDERATED INSURANCE SERIES)
(FORMERLY, INSURANCE MANAGEMENT SERIES)


PROSPECTUS


This prospectus offers shares of Federated Utility Fund II (the "Fund"), which is a diversified investment portfolio in the Federated Insurance Series (the "Trust"), an open-end, diversified management investment company. The Fund invests in equity and debt securities of utility companies to achieve high current income and moderate capital appreciation. Shares of the Fund may be sold only to separate accounts of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts issued by insurance companies.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund through the variable annuity contracts and variable life insurance policies offered by the insurance companies which provide for investment in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated April 22, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE AVAILABLE EXCLUSIVELY AS FUNDING VEHICLES FOR LIFE INSURANCE COMPANIES WRITING VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE PROSPECTUS FOR SUCH CONTRACTS.


Prospectus dated April 22, 1996



TABLE OF CONTENTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           1
------------------------------------------------------

GENERAL INFORMATION                                                            2
------------------------------------------------------

INVESTMENT INFORMATION                                                         2
------------------------------------------------------

  Investment Objective                                                         2
  Investment Policies                                                          2
  Investment Limitations                                                       7

NET ASSET VALUE                                                                7
------------------------------------------------------

INVESTING IN THE FUND                                                          7
------------------------------------------------------

  Purchases and Redemptions                                                    7
  What Shares Cost                                                             8
  Dividends                                                                    8

FUND INFORMATION                                                               8
------------------------------------------------------

  Management of the Fund                                                       8
  Distribution of Fund Shares                                                 10
  Administration of the Fund                                                  10
  Brokerage Transactions                                                      10

SHAREHOLDER INFORMATION                                                       10
------------------------------------------------------

  Voting Rights                                                               10

TAX INFORMATION                                                               11
------------------------------------------------------

  Federal Taxes                                                               11
  State and Local Taxes                                                       11

PERFORMANCE INFORMATION                                                       11
------------------------------------------------------

ADDRESSES                                                                     13
------------------------------------------------------


FEDERATED UTILITY FUND II
(FORMERLY, UTILITY FUND)
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated February 7, 1996, on the Fund's financial statements for the year ended December 31, 1995, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                                                       YEAR ENDED
                                                                                                      DECEMBER 31,
                                                                                                   1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                             $    9.29   $    9.48
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------
  Net investment income                                                                               0.45        0.34
-----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and foreign currency
  transactions                                                                                        1.74       (0.19)
-----------------------------------------------------------------------------------------------  ---------  -----------
Total from investment operations                                                                      2.19        0.15
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------------------------
  Distributions from net investment income                                                           (0.45)      (0.34)
-----------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                   $   11.03   $    9.29
-----------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                                     24.18%       1.12%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------
  Expenses                                                                                            0.85%       0.60%*
-----------------------------------------------------------------------------------------------
  Net investment income                                                                               4.62%       4.77%*
-----------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                    2.24%      54.83%*
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                          $29,679        $974
-----------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                    62%         73 %
-----------------------------------------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from April 14, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (the start of business) to April 13, 1994, the net investment income was distributed to the Fund's adviser.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's Annual Report, dated December 31, 1995, which can be obtained free of charge.


GENERAL INFORMATION
--------------------------------------------------------------------------------


The Fund is a portfolio of Federated Insurance Series, which was established as Insurance Management Series, a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. At a meeting of the Board of Trustees (the "Trustees") held on November 14, 1995, the Trustees approved an amendment to the Declaration of Trust to change the name of the Trust from Insurance Management Series to Federated Insurance Series. At a meeting of the Trustees held on February 26, 1996, the Trustees approved an amendment to the Declaration of Trust to change the name of the Fund from Utility Fund to Federated Utility Fund
II. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest in separate portfolios of securities, including the Fund. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Trustees have not established separate classes of shares.


Shares of the Fund are sold only to insurance companies as funding vehicles for variable annuity contracts and variable life insurance policies issued by the insurance companies. Shares of the Fund are sold at net asset value as described in the section entitled "What Shares Cost." Shares of the Fund are redeemed at net asset value.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to achieve high current income and moderate capital appreciation. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the policies described in this prospectus.

INVESTMENT POLICIES

The Fund endeavors to achieve its objective by investing primarily in a professionally managed, diversified portfolio of equity and debt securities of utility companies. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.


ACCEPTABLE INVESTMENTS. The Fund's investment approach is based on the conviction that over the long term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of utility companies. The Fund intends to achieve its investment objective by investing in equity and debt securities of utility companies that produce, transmit, or distribute gas and electric energy as well as those companies that provide communications facilities, such as telephone and telegraph companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of utility companies. The prices of fixed income securities fluctuate inversely to the direction of interest rates.


COMMON STOCKS. The Fund invests primarily in common stocks of utility companies selected by the Fund's investment adviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and of the risk and volatility of the company's industry.

However, other factors, such as product position, market share, or profitability will also be considered by the Fund's investment adviser.

SECURITIES OF FOREIGN ISSUERS. The Fund may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depositary receipts as well as securities of foreign issuers that trade on foreign stock exchanges. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the investment adviser to be substantial.


CONVERTIBLE SECURITIES.  The Fund may invest in convertible securities of
                        -
companies. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The Fund invests in convertible bonds rated "B" or higher by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") at the time of investment or, if unrated, of comparable quality. If a convertible bond is rated below "B" according to the characteristics set forth hereafter after the Fund has purchased it, the Fund is not required to drop the convertible bond from the portfolio but will consider appropriate action. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.



Bonds rated "BBB" or lower by S&P or "Baa" or lower by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.



Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the Fund's adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Fund's adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.



In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). As a fixed income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.


OTHER SECURITIES. The Fund may invest in preferred stocks, corporate bonds, notes, and warrants of these companies and in cash, U.S. government securities, and money market instruments in proportions determined by its investment adviser.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its total assets in restricted securities. This restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. To the extent restricted securities are deemed to be illiquid, the Fund will limit their purchase, including non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, and certain restricted securities determined by the Trustees not to be liquid, to 15% of its net assets.

TEMPORARY INVESTMENTS. The Fund may also invest temporarily in cash, cash items, and short-term instruments, including notes and commercial paper, for liquidity and during times of unusual market conditions for defensive purposes. Cash items may include obligations such as:

      .certificates of deposit (including those issued by domestic and foreign branches of FDIC insured banks);

      .obligations issued or guaranteed as to principal and interest by the U.S.
       government or any of its agencies or instrumentalities;

      .and repurchase agreements.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. This is a fundamental policy which may not be changed without the approval of shareholders. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned at all times. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

PUT AND CALL OPTIONS. The Fund may purchase put options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds against decreases in value. The Fund will only purchase puts on portfolio securities which are traded on a recognized exchange.

The Fund may also write call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or for which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. The call options which the Fund writes must be listed on a recognized options exchange. Although the Fund reserves the right to write covered call options on its entire portfolio, it will not write such options on more than 25% of its total assets unless a higher limit is authorized by its Trustees.

FINANCIAL FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio of long-term debt securities against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts is unleveraged.

     RISKS. When the Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option.

     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into futures and options transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

VARIABLE ASSET REGULATIONS. The Fund is also subject to variable contract asset regulations prescribed by the U.S. Treasury Department under Section 817(h) of the Internal Revenue Code. After a one year start-up period, the regulations generally require that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% of the total assets of the Fund may be represented by any two investments, no more than 80% of the total assets of the Fund may be represented by any three investments, and no more than 90% of the total assets of the Fund may be represented by any four investments. In applying these diversification rules, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality shall be treated as a separate issuer. If the Fund fails to achieve the diversification required by the regulations, unless relief is obtained from the Internal Revenue Service, the contracts invested in the Fund will not be treated as annuity, endowment, or life insurance contracts.

The Fund will be operated at all times so as to comply with the foregoing diversification requirements.

STATE INSURANCE REGULATIONS. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by certain insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Fund may be limited in its ability to engage in such investments and to manage its portfolio with desired flexibility. The Fund will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invest in the Fund.


INVESTMENT LIMITATIONS


The Fund will not:

      .borrow money directly or through reverse repurchase agreements
       (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date), or pledge securities except, under certain circumstances, the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings.


The above investment limitations cannot be changed without shareholder approval.


NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value per share of the Fund fluctuates. It is determined by dividing the sum of the market value of all securities and other assets of the Fund, less liabilities, by the number of shares outstanding.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

PURCHASES AND REDEMPTIONS
Shares of the Fund are not sold directly to the general public. The Fund's shares are used solely as the investment vehicle for separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies. The use of Fund shares as investments for both variable annuity contracts and variable life insurance policies is referred to as "mixed funding." The use of Fund shares as investments by separate accounts of unaffiliated life insurance companies is referred to as "shared funding."

The Fund intends to engage in mixed funding and shared funding in the future. Although the Fund does not currently foresee any disadvantage to contract owners due to differences in redemption rates, tax treatment, or other considerations resulting from mixed funding or shared funding, the Trustees will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflicts and take appropriate action in response to any material conflict which occur. Such action could result in one or more participating insurance companies withdrawing their investment in the Fund.

Shares of the Fund are purchased or redeemed on behalf of participating insurance companies at the next computed net asset value after an order is received on days on which the New York Stock Exchange is open.

WHAT SHARES COST


The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities such that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Purchase orders from separate accounts investing in the Fund which are received by the insurance companies by 4:00 p.m. (Eastern time), will be computed at the net asset value of the Fund determined on that day, as long as such purchase orders are received by the Fund in proper form and in accordance with applicable procedures by 8:00 a.m. (Eastern time) on the next business day and as long as federal funds in the amount of such orders are received by the Fund on the next business day. It is the responsibility of each insurance company which invests in the Fund to properly transmit purchase orders and federal funds in accordance with the procedures described above.

DIVIDENDS

Dividends on shares of the Fund are declared and paid monthly.

Shares of the Fund will begin earning dividends if owned on the record date. Dividends of the Fund are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date net asset value.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments, for which it receives an annual fee from the Fund.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Trustees, and could result in severe penalties.


     ADVISORY FEES. The Fund's adviser receives an annual investment advisory fee equal to .75 of 1% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fees or reimburse the Fund for certain operating expenses. The adviser can terminate this voluntary waiver and reimbursement of expenses at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated contintues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.



     Christopher H. Wiles has been the Fund's portfolio manager since the Fund commenced operations. Mr. Wiles joined Federated Investors in 1990 and has been a Vice President of the Fund's investment adviser since 1992. Mr. Wiles served as Assistant Vice President of the Fund's investment adviser in 1991. Mr. Wiles is a Chartered Financial Analyst and received his M.B.A. in Finance from Cleveland State University.



     Linda A. Duessel has been the Fund's portfolio manager since April 1995. Ms. Duessel joined Federated Investors in 1991 and has been a Vice President of the Fund's investment adviser since 1995. Ms. Duessel was an Assistant Vice President of the Fund's investment adviser from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in


     Industrial Administration from Carnegie Mellon University.


DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


State securities laws may require certain financial institutions such as depository institutions to register as dealers.


ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate as specified below:

    MAXIMUM ADMINISTRATIVE FEE           AVERAGE AGGREGATE DAILY NET ASSETS
               .15 of 1%                              on the first $250 million
              .125 of 1%                               on the next $250 million
               .10 of 1%                               on the next $250 million
              .075 of 1%                    on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the adviser may give consideration to those firms which have sold or are selling shares of the other funds distributed by Federated Securities Corp. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


The insurance company separate accounts, as shareholders of the Fund, will vote the Fund shares held in their separate accounts at meetings of the shareholders. Voting will be in accordance with instructions received from contract owners of the separate accounts, as more fully outlined in the prospectus of the separate account. As of March 11, 1996, Life of Virginia, Richmond, Virginia, and Aetna Life Insurance & Annuity Co., Hartford, Connecticut, owned 41% and 29%, respectively, of the voting securities of the Fund, and, therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operations and for the election of Trustees in certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL TAXES

The Fund will pay no federal income tax because the Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

The Fund intends to comply with the variable asset diversification regulations which are described earlier in this prospectus. If the Fund fails to comply with these regulations, contracts invested in the Fund shall not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

STATE AND LOCAL TAXES

Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Fund advertises total return and yield.

Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Performance information will not reflect the charges and expenses of a variable annuity or variable life insurance contract. Because shares of the Fund can only be purchased by a separate account of an insurance company offering such a contract, you should review the performance figures of the contract in which you are invested, which performance figures will accompany any advertisement of the Fund's performance.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

ADDRESSES
--------------------------------------------------------------------------------

Federated Insurance Series
                    Federated Utility Fund II                              Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Advisers                                     Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank                                      P.O. Box 8600
                    and Trust Company                                      Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services                         P.O. Box 8600
                    Company                                                Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Auditors
                    Deloitte & Touche LLP                                  2500 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222-5401
---------------------------------------------------------------------------------------------------------------------




FEDERATED UTILITY FUND II
(FORMERLY, UTILITY FUND)

PROSPECTUS


A Diversified Portfolio of
Federated Insurance Series,
An Open-End Management
Investment Company



April 22, 1996


[LOGO OF FEDERATED SECURITIES CORP.]
Distributor

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

[LOGO OF RECYCLED PAPER]


Cusip 458043205
3113008A (4/96)


                           FEDERATED UTILITY FUND II
                           (FORMERLY, UTILITY FUND)
                  (A PORTFOLIO OF FEDERATED INSURANCE SERIES)
                    (FORMERLY, INSURANCE MANAGEMENT SERIES)

                      STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectus of Federated Utility Fund II (the "Fund") dated April 22, 1996. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                          Statement dated April 22, 1996

FEDERATED SECURITIES CORP.

Distributor
A subsidiary of FEDERATED INVESTORS









GENERAL INFORMATION                    3

INVESTMENT OBJECTIVE AND POLICIES      3

 U.S. GOVERNMENT OBLIGATIONS           3
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                         4
 LENDING OF PORTFOLIO SECURITIES       4
 REPURCHASE AGREEMENTS                 5
 REVERSE REPURCHASE AGREEMENTS         6
 RESTRICTED AND ILLIQUID SECURITIES    6
 PORTFOLIO TURNOVER                    3
INVESTMENT LIMITATIONS                 8

FEDERATED INSURANCE SERIES MANAGEMENT 12

 FUND OWNERSHIP                       20
 TRUSTEES COMPENSATION                21
 TRUSTEE LIABILITY                    23
INVESTMENT ADVISORY SERVICES          23

 ADVISER TO THE FUND                  23
 ADVISORY FEES                        24
BROKERAGE TRANSACTIONS                24

OTHER SERVICES                        25

 FUND ADMINISTRATION                  25
 CUSTODIAN AND PORTFOLIO ACCOUNTANT   12
 TRANSFER AGENT                       12
 INDEPENDENT AUDITORSERROR! BOOKMARK NOT DEFINED.



PURCHASING SHARES                     12

DETERMINING NET ASSET VALUE           12

 DETERMINING VALUE OF SECURITIES      12
MASSACHUSETTS PARTNERSHIP LAW         12

TAX STATUS                            13

 THE FUND'S TAX STATUS                13
 SHAREHOLDER'S TAX STATUS             13
TOTAL RETURN                          13

YIELD                                 13

PERFORMANCE COMPARISONS               13

ABOUT FEDERATED INVESTORS             14

 MUTUAL FUND MARKET                   15
 INSTITUTIONAL CLIENTS                15
 TRUST ORGANIZATIONS                  15
 BROKER/DEALERS AND BANK BROKER/DEALER
  SUBSIDIARIES                        15
FINANCIAL STATEMENTS                  15

APPENDIX                              16






GENERAL INFORMATION

The Fund is a portfolio of Federated Insurance Series (the "Trust"), which was established as Insurance Management Series, a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. At a meeting of the Board of Trustees (the "Trustees") held on November 14, 1995, the Trustees approved an amendment to the Declaration of Trust to change the name of the Trust from Insurance Management Series to Federated Insurance Series. At a meeting of the Trustees held on February 26, 1996, the Trustees approved an amendment to the Declaration of Trust to change the name of the Fund from Utility Fund to Federated Utility Fund II. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest in separate portfolios of securities, including the Fund. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Trustees have not established separate classes of shares.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to achieve high current income and moderate capital appreciation. The investment objective cannot be changed without approval of shareholders. The Fund endeavors to achieve its investment objective by investing primarily in a professionally managed, diversified portfolio of equity and debt securities of utility companies.
U.S. GOVERNMENT OBLIGATIONS
The Fund may also invest in U.S. government obligations which generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued and/or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:



   o the full faith and credit of the U.S. Treasury;
   o the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
   o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
   o the credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
   o Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives;
   o Federal Home Loan Banks;
   o Federal Home Loan Mortgage Corporation;
   o Federal National Mortgage Association; and

   o Student Loan Marketing Association.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on a Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, the Fund may lend its portfolio securities, up to one-third of the value of its total assets, to broker/dealers, banks, or other institutional borrowers of securities.



The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
REPURCHASE AGREEMENTS
Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the



Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees may consider the following criteria in determining the liquidity of certain restricted securities:
   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and
   o the nature of the security and the nature of the marketplace trades.


PORTFOLIO TURNOVER
Securities in the Fund's portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. Any such trading will increase the Fund's portfolio turnover rate and transaction costs. The adviser to the Fund does not anticipate that portfolio turnover will result in adverse tax consequences.

For the fiscal year ended December 31, 1995, and for the period from April 14, 1994 (date of initial public investment) to December 31, 1994, the portfolio turnover rates for the Fund were 62% and 73%, respectively.




INVESTMENT LIMITATIONS

  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous, and then only in amounts not in excess of one-third of the value of its total assets; provided that, while borrowings and reverse repurchase agreements outstanding exceed 5% of the Fund's total assets, any such borrowings will be repaid before additional investments are made. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options, any segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.
  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities, if, as a result of such purchase, 25% or more of its total assets would be invested in securities of companies engaged principally in any one industry other than the utilities industry. However, the Fund may at any time invest 25% or more of its total assets in cash or cash items and securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities.
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except that the Fund may purchase and sell futures and stock index futures contracts and related options.
  INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities secured by real estate or interests in real estate.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities up to one-third of its total assets. This shall not prevent the Fund from purchasing or holding corporate or U.S. government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, entering into repurchase agreements, or engaging in other transactions which are permitted by the Fund's investment objective and policies or the Trust's Declaration of Trust.



  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  DIVERSIFICATION OF INVESTMENTS
     With respect to 75% of its total assets, the Fund will not purchase the securities of any one issuer (other than cash, cash items, or securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of its total assets would be invested in the securities of that issuer. Also, the Fund will not purchase more than 10% of any class of the outstanding voting securities of any one issuer. For these purposes, the Fund considers common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 15% of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.



  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in illiquid securities, including, among others, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, and certain restricted securities not determined by the Trustees to be liquid.
  INVESTING IN PUT OPTIONS
     The Fund will not purchase put options on securities, unless the securities are held in the Fund's portfolio and not more than 5% of the Fund's total assets would be invested in premiums on open put option positions.
  WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value of total or net assets will not result in a violation of such restriction.
The Fund has no present intention to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."







FEDERATED INSURANCE SERIES MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Insurance Series, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director or Trustee of the Funds; formerly, Senior Partner, Ernst & Young LLP.




John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director or Trustee of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director or Trustee of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.







J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Trust.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee



Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director or Trustee of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.





Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee



Consultant; State Representative, Commonwealth of Massachusetts; Director or Trustee of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA



Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director or Trustee of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.





Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director or Trustee of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated



Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.







David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President and Trustee, Federated Investors; Vice President, Federated Shareholder Services; Executive Vice President, Federated Securities Corp.; Treasurer of some of the Funds.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
     @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index



Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund; 3-5 Years; Federated U.S. Government Securities Fund; 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; Fortress Utility Fund, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.

FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.

As of March 11, 1996, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Life of Virginia, Richmond, Virginia, 41%, Lincoln Benefit Life Co., Lincoln, Nebraska, 8%, Aetna Insurance Co. of



America, Hartford, Connecticut, 17%, and Aetna Life Insurance & Annuity Co., Hartford, Connecticut, 29%.




TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue        $0           $0 for the Trust and
Chairman and Trustee                59 other investment companies in the Fund
                                    Complex
Thomas G. Bigley++     $1,016       $86,331 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
John T. Conroy, Jr.    $1,116       $115,760 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
William J. Copeland    $1,116       $115,760 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
J. Christopher Donahue,$0           $0 for the Trust and



President and Trustee               15 other investment companies in the Fund
                                    Complex
James E. Dowd          $1,116       $115,760 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
Lawrence D. Ellis, M.D.$1,016       $104,898 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
Edward L. Flaherty, Jr.$1,116       $115,760 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
Peter E. Madden        $1,016       $104,898 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
Gregor F. Meyer        $1,016       $104,898 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
John E. Murray, Jr.,   $1,016       $104,898 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
Wesley W. Posvar       $1,016       $104,898 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
Marjorie P. Smuts      $1,016       $104,898 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex



*Information is furnished for the fiscal year ended December 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of seven portfolios.
+The information is provided for the last calendar year.
++Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.



TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.



ADVISORY FEES
For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus.

For the fiscal year ended December 31, 1995, and for the period from December 9, 1993 (start of business) to December 31, 1994, the adviser earned advisory fees of $89,752 and $2,077, respectively, all of which were waived.

BROKERAGE TRANSACTIONS


The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended December 31, 1995, and for the period from December 9, 1993 (start of business) to December 31, 1994, the Fund paid $59,746 and $476, respectively, in brokerage commissions on brokerage transactions.



Although investment decisions for the Fund are made independently from those of any other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services, and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators". For the fiscal year ended December 31, 1995, and for the period from December 9, 1993 (start of business) to December 31, 1994, the Administrators earned $125,000 and $73,289, respectively. Dr. Henry J. Gailliot, an officer of Federated Advisers, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Services Company.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh,
PA.

PURCHASING SHARES

Shares of the Fund are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Purchases and Redemptions" and "What Shares Cost."
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.



DETERMINING VALUE OF SECURITIES
The values of the Fund's portfolio securities are determined as follows:
   o for equity securities and bonds and other fixed income securities, according to the last sale price on a national securities exchange, if available;
   o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
   o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available; otherwise, as determined by an independent pricing service;
   o for unlisted equity securities, the latest mean prices;
   o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service; or
   o for all other securities, at fair value as determined in good faith by the Trustees.
MASSACHUSETTS PARTNERSHIP LAW


Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDER'S TAX STATUS
The Fund intends to comply with the variable asset diversification regulations which are described in the prospectus and this Statement. If the Fund fails to comply with these regulations, contracts invested in the Fund shall not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code.



Contract owners should review the contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.
TOTAL RETURN


For the fiscal year ended December 31, 1995, and for the period from April 14, 1994 (date of initial public investment) to December 31, 1995 , the average annual total returns for the Fund were 24.18% and 1.12%, respectively.

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions. You should review the performance figures for your insurance contract, which figures reflect the applicable charges and expenses of the contract. Such performance figures will accompany any advertisement of the Fund's performance.
YIELD


The Fund's 30-day yield for the thirty day period ended December 31, 1995 was 3.84%.




The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. Also, the yield does not reflect the charges and expenses of an insurance contract. You should review the performance figures for your insurance contract, which figures reflect the applicable charges and expenses of the contract. Such performance figures will accompany any advertisement of the Fund's performance.
PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in Fund expenses; and
   o the relative amount of the Fund's cash flow.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "utility funds" category in advertising and sales literature.

   o LIPPER UTILITY FUND AVERAGE is composed of approximately 87 funds which invest 65% of their equity portfolio in utility stocks. From time to time, the Trust/Fund will compare its total return to the average total return of the funds comprising the average for the same calculation period.

   o DOW JONES INDUSTRIAL AVERAGE ("DJIA") is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

   o STANDARD & POOR'S RATINGS GROUP ("S&P") DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, financial, and public utility companies, can be used to compare the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P index assumes reinvestment of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in S&P figures.
   o STANDARD & POOR'S RATINGS GROUP UTILITY INDEX is an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

   o DOW JONES UTILITY INDEX is an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.
   o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Fund may quote total returns, which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.
From time to time as it deems appropriate, the Fund may advertise its performance using charts, graphs and descriptions compared to federally insured bank products, including certificates of deposit and time deposits, and to money market funds using the Lipper Analytical Services money market average.




ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. FINANCIAL STATEMENTS

The Fund's Financial Statements for the fiscal year ended December 31, 1995, are incorporated herein by reference to the Annual Report of the Fund dated December 31, 1995 (File Nos. 33-69268 and 811-8042). A copy of the Report may be obtained without charge by contacting the Fund.






*Source: Investment Company Institute





APPENDIX

STANDARD & POOR'S RATINGS GROUP CORPORATE BOND RATINGS
AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B--Debt rated "BB" and "B" is regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "B" indicates the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.
MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS
AAA--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high grade Bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA--Bonds which are rate "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B--Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



Cusip 458043205
3113008B (4/96)





FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
(FORMERLY, U.S. GOVERNMENT BOND FUND)
(A PORTFOLIO OF FEDERATED INSURANCE SERIES)
(FORMERLY, INSURANCE MANAGEMENT SERIES)


PROSPECTUS


This prospectus offers shares of Federated Fund for U.S. Government Securities II (the "Fund"), which is a diversified investment portfolio in Federated Insurance Series (the "Trust"), an open-end, diversified management investment company. The Fund seeks current income by investing in a professionally managed, diversified portfolio limited to U.S. government securities. Shares of the Fund may be sold only to separate accounts of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts issued by insurance companies.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund through variable annuity contracts and variable life insurance policies offered by insurance companies which provide for investment in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated April 22, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE AVAILABLE EXCLUSIVELY AS FUNDING VEHICLES FOR LIFE INSURANCE COMPANIES WRITING VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE PROSPECTUS FOR SUCH CONTRACTS.


Prospectus dated April 22, 1996


TABLE OF CONTENTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           1
------------------------------------------------------

GENERAL INFORMATION                                                            2
------------------------------------------------------
INVESTMENT INFORMATION                                                         2
------------------------------------------------------

  Investment Objective                                                         2
  Investment Policies                                                          2
  Investment Limitations                                                       5

NET ASSET VALUE                                                                6
------------------------------------------------------

INVESTING IN THE FUND                                                          6
------------------------------------------------------

  Purchases and Redemptions                                                    6
  What Shares Cost                                                             6
  Dividends                                                                    7

FUND INFORMATION                                                               7
------------------------------------------------------

  Management of the Fund                                                       7
  Distribution of Fund Shares                                                  8
  Administration of the Fund                                                   8

SHAREHOLDER INFORMATION                                                        9
------------------------------------------------------

  Voting Rights                                                                9

TAX INFORMATION                                                                9
------------------------------------------------------

  Federal Taxes                                                                9
  State and Local Taxes                                                       10

PERFORMANCE INFORMATION                                                       10
------------------------------------------------------

ADDRESSES                                                                     11
------------------------------------------------------


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
(FORMERLY, U.S. GOVERNMENT BOND FUND)
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated February 7, 1996, on the Fund's financial statements for the year ended December 31, 1995, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                                                      YEAR ENDED
                                                                                                     DECEMBER 31,
                                                                                                  1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                            $    9.99   $    9.99
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------
  Net investment income                                                                              0.54        0.27
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                             0.30      --
----------------------------------------------------------------------------------------------  ---------  -----------
  Total from investment operations                                                                   0.84        0.27
----------------------------------------------------------------------------------------------  ---------  -----------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------
  Distributions from net investment income                                                          (0.54)      (0.27)
----------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                  $   10.29   $    9.99
----------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                                     8.77%       2.62%
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------
  Expenses                                                                                           0.80%       0.48%*
----------------------------------------------------------------------------------------------
  Net investment income                                                                              6.00%       3.99%*
----------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                   4.81%      32.83%*
----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                         $12,264  $    1,244
----------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                   65%          0% %
----------------------------------------------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from March 29, 1994 (date of initial public investment), to December 31, 1994. For the period from December 8, 1993 (start of business), to March 28, 1994, net investment income was distributed to the Fund's adviser.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's Annual Report dated December 31, 1995, which can be obtained free of charge.


GENERAL INFORMATION
--------------------------------------------------------------------------------


The Fund is a portfolio of Federated Insurance Series, which was established as Insurance Management Series, a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. At a meeting of the Board of Trustees (the "Trustees") held on November 14, 1995, the Trustees approved an amendment to the Declaration of Trust to change the name of the Trust from Insurance Management Series to Federated Insurance Series. At a meeting of the Trustees held on February 26, 1996, the Trustees approved an amendment to the Declaration of Trust to change the name of the Fund from U.S. Government Bond Fund to Federated Fund for U.S. Government Securities II. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest in separate portfolios of securities, including the Fund. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Trustees have not established separate classes of shares.


Shares of the Fund are sold only to insurance companies as funding vehicles for variable annuity contracts and variable life insurance policies issued by the insurance companies. Shares of the Fund are sold at net asset value as described in the section entitled "What Shares Cost." Shares of the Fund are redeemed at net asset value.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

Under normal circumstances, the Fund pursues its investment objective by investing at least 65% of the value of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities. For purposes of this 65% statement, the Fund will consider collateralized mortgage obligations issued by U.S. government agencies or instrumentalities to be U.S. government securities. Unless indicated otherwise, the investment policies may be changed by the Trustees without the approval of the shareholders. Shareholders will be notified before any material change becomes effective.


ACCEPTABLE INVESTMENTS. The Fund invests in securities which are primary or direct obligations of the U.S. government or its agencies or instrumentalities, or which are guaranteed by the U.S. government, its agencies or instrumentalities, and in certain collateralized mortgage obligations ("CMOs"), described below, and repurchase agreements. The prices of fixed income securities fluctuate inversely to the direction of interest rates.


The U.S. government securities in which the Fund invests include:

      .direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and

      .notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; Export-Import Bank of the United States; Commodity Credit Corporation; Federal Financing Bank; The Student Loan Marketing Association; National Credit Union Administration; and Tennessee Valley Authority.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

      .the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

      .the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

      .the credit of the agency or instrumentality.

The Fund may also invest in CMOs which are rated AAA by a nationally recognized statistical rating agency and which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and
(iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government. The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

Mortgage-backed securities may be subject to certain prepayment risks because the underlying mortgage loans may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of favorable rates. At the time the Fund reinvests the proceeds, it may receive a rate of interest which is actually lower than the rate of interest paid on those securities.

REPURCHASE AGREEMENTS. The Fund will engage in repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

RESTRICTED AND ILLIQUID SECURITIES. As a matter of investment practice, the Fund may invest up to 15% of its total assets in restricted securities. This restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. To the extent restricted securities are deemed to be illiquid, the Fund will limit their purchase, including non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, and certain restricted securities determined by the Trustees not to be liquid, to 15% of the net assets of the Fund.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis, or both, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. This is a fundamental policy which may not be changed without shareholder approval. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned in the form of cash or U.S. government securities. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

VARIABLE ASSET REGULATIONS. The Fund is also subject to variable contract asset regulations prescribed by the U.S. Treasury Department under Section 817(h) of the Internal Revenue Code. After a one year start-up period, the regulations generally require that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% of the total assets of the Fund may be represented by any two investments, no more than 80% of the total assets of the Fund may be represented by any three investments, and no more than 90% of the total assets of the Fund may be represented by any four investments. In applying these diversification rules, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality shall be treated as a separate issuer. If the Fund fails to achieve the diversification required by the regulations, unless relief is obtained from the Internal Revenue Service, the contracts invested in the Fund will not be treated as annuity, endowment, or life insurance contracts.

The Fund will be operated at all times so as to comply with the foregoing diversification requirements.

STATE INSURANCE REGULATIONS. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by certain insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Fund may be limited in its ability to engage in such investments and to manage its portfolio with desired flexibility. The Fund will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invest in the Fund.

INVESTMENT LIMITATIONS
The Fund will not:

      .borrow money directly or through reverse repurchase agreements
       (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date), or pledge securities except, under certain circumstances, the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

      .invest more than 10% of its total assets in securities of other investment companies.

NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value per share of the Fund fluctuates. It is determined by dividing the sum of the market value of all securities and other assets of the Fund, less liabilities, by the number of shares outstanding.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

PURCHASES AND REDEMPTIONS

Shares of the Fund are not sold directly to the general public. The Fund's shares are used solely as the investment vehicle for separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies. The use of Fund shares as investments for both variable annuity contracts and variable life insurance policies is referred to as "mixed funding." The use of Fund shares as investments by separate accounts of unaffiliated life insurance companies is referred to as "shared funding."

The Fund intends to engage in mixed funding and shared funding in the future. Although the Fund does not currently foresee any disadvantage to contract owners due to differences in redemption rates, tax treatment, or other considerations, resulting from mixed funding or shared funding, the Trustees will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflicts and take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in the Fund.

Shares of the Fund are purchased or redeemed on behalf of participating insurance companies at the next computed net asset value after an order is received on days on which the New York Stock Exchange is open.

WHAT SHARES COST


The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days on which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Purchase orders from separate accounts investing in the Fund which are received by the insurance companies by 4:00 p.m. (Eastern time), will be computed at the net asset value of the Fund determined on that day, as long as such purchase orders are received by the Fund in proper form and in accordance with applicable procedures by 8:00 a.m. (Eastern time) on the next business day and as long as federal funds in the amount of such orders are received by the Fund on the next business day. It is the responsibility of each insurance company which invests in the Fund to properly transmit purchase orders and federal funds in accordance with the procedures described above.

DIVIDENDS

Dividends on shares of the Fund are declared and paid monthly.

Shares of the Fund will begin earning dividends if owned on the record date. Dividends of the Fund are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date net asset value.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Trustees, and could result in severe penalties.


     ADVISORY FEES. The Fund's adviser receives an annual investment advisory fee equal to .60 of 1% of the Fund's average daily net assets. The adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The adviser can terminate this voluntary waiver and reimbursement of expenses at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of

     Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated contintues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.



     Kathleen M. Foody-Malus has been the Fund's portfolio manager since the Fund commenced operations. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's investment adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.



     James D. Roberge has been the Fund's portfolio manager since March 1995. Mr. Roberge joined Federated Investors in 1990 and has been a Vice President of the Fund's investment adviser since 1994. Mr. Roberge served as an Assistant Vice President of the Fund's investment adviser from 1992 to 1994 and as an investment analyst from 1990 to 1992. Mr. Roberge is a Chartered Financial Analyst and received his M.B.A. in Finance from The Wharton School of the University of Pennsylvania.


DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


State securities laws may require certain financial institutions such as depository institutions to register as dealers.


ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate as specified below:

    MAXIMUM ADMINISTRATIVE FEE           AVERAGE AGGREGATE DAILY NET ASSETS
               .15 of 1%                              on the first $250 million
              .125 of 1%                               on the next $250 million
               .10 of 1%                               on the next $250 million
              .075 of 1%                    on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


The insurance company separate accounts, as shareholders of the Fund, will vote the Fund shares held in their separate accounts at meetings of the shareholders. Voting will be in accordance with instructions received from contract owners of the separate accounts, as more fully outlined in the prospectus of the separate account. As of March 11, 1996, Aetna Life Insurance & Annuity Co., Hartford, Connecticut, owned 32% of the voting securities of the Fund, and, therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees in certain circumstances.

Trustees may be removed by the Trustees or by the shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL TAXES

The Fund will pay no federal income tax because the Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

The Fund intends to comply with the variable asset diversification regulations which are described earlier in this prospectus. If the Fund fails to comply with these regulations, contracts invested in the Fund shall not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

STATE AND LOCAL TAXES

Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Fund advertises total return and yield.

Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Performance information will not reflect the charges and expenses of a variable annuity or variable life insurance contract. Because shares of the Fund can only be purchased by a separate account of an insurance company offering such a contract, you should review the performance figures of the contract in which you are invested, which performance figures will accompany any advertisement of the Fund's performance.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


ADDRESSES
--------------------------------------------------------------------------------

Federated Insurance Series
                    Federated Fund for                                     Federated Investors Tower
                    U.S. Government Securities II                          Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Advisers                                     Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and                                  P.O. Box 8600
                    Trust Company                                          Boston, Massachusetts 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services                         P.O. Box 8600
                    Company                                                Boston, Massachusetts 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Independent Auditors
                    Deloitte & Touche LLP                                  2500 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222-5401
-----------------------------------------------------------------------------------------------------------------------



FEDERATED FUND FOR U.S.
GOVERNMENT SECURITIES II
(FORMERLY, U.S. GOVERNMENT BOND FUND)
PROSPECTUS



A Diversified Portfolio of
Federated Insurance Series,
An Open-End Management
Investment Company



April 22, 1996


[LOGO OF FEDERATED SECURITIES CORP.]
Distributor

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

[LOGO OF RECYCLED PAPER]



Cusip 458043304
3113007A (4/96)


               FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
                    (FORMERLY, U.S. GOVERNMENT BOND FUND)
                 (A PORTFOLIO OF FEDERATED INSURANCE SERIES)
                   (FORMERLY, INSURANCE MANAGEMENT SERIES)

                     STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectus of Federated Fund for U.S. Government Securities II (the "Fund") dated April 22, 1996. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669. FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                          Statement dated April 22, 1996

FEDERATED SECURITIES CORP.

Distributor
A subsidiary of FEDERATED INVESTORS






GENERAL INFORMATION                    3

INVESTMENT OBJECTIVE AND POLICIES      3

 TYPES OF INVESTMENTS                  3
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                         5
 LENDING OF PORTFOLIO SECURITIES       2
 RESTRICTED AND ILLIQUID SECURITIES    6
 REPURCHASE AGREEMENTS                 7
 REVERSE REPURCHASE AGREEMENTS         7
 PORTFOLIO TURNOVER                    3
INVESTMENT LIMITATIONS                 8

FEDERATED INSURANCE SERIES MANAGEMENT 12

 FUND OWNERSHIP                       19
 TRUSTEES COMPENSATION                21
 TRUSTEE LIABILITY                    23
INVESTMENT ADVISORY SERVICES          23

 ADVISER TO THE FUND                  23
 ADVISORY FEES                        24
BROKERAGE TRANSACTIONS                24

OTHER SERVICES                        26

 FUND ADMINISTRATION                  26
 CUSTODIAN AND PORTFOLIO ACCOUNTANT   12
 TRANSFER AGENT                       12



 INDEPENDENT AUDITORS                 12
PURCHASING SHARES                     27

DETERMINING NET ASSET VALUE           27

 DETERMINING VALUE OF SECURITIES      27
MASSACHUSETTS PARTNERSHIP LAW         28

TAX STATUS                            29

 THE FUND'S TAX STATUS                29
 SHAREHOLDER'S TAX STATUS             29
TOTAL RETURN                          29

YIELD                                 30

PERFORMANCE COMPARISONS               31

ABOUT FEDERATED INVESTORS             15

 MUTUAL FUND MARKET                   34
 INSTITUTIONAL CLIENTS                34
 TRUST ORGANIZATIONS                  34
 BROKER/DEALERS AND BANK BROKER/DEALER
  SUBSIDIARIES                        34
FINANCIAL STATEMENTS                  35






GENERAL INFORMATION

The Fund is a portfolio of Federated Insurance Series (the "Trust"), which was established as Insurance Management Series, a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. At a meeting of the Board of Trustees (the "Trustees") held on November 14, 1995, the Trustees approved an amendment to the Declaration of Trust to change the name of the Trust from Insurance Management Series to Federated Insurance Series. At a meeting of the Trustees held on February 26, 1996, the Trustees approved an amendment to the Declaration of Trust to change the name of the Fund from U.S. Government Bond Fund to Federated Fund for U.S. Government Securities II. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest in separate portfolios of securities, including the Fund. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Trustees have not established separate classes of shares.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income. The investment objective cannot be changed without the approval of shareholders. Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all other U.S. government securities, and short-term capital gains.
TYPES OF INVESTMENTS
The Fund invests in securities which are primary or direct obligations of the U.S. government or its agencies or instrumentalities, or which are guaranteed by the U.S. government, its agencies or instrumentalities and in certain collateralized mortgage obligations, described below, and repurchase agreements.
  COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
     Privately issued CMOs generally represent an ownership interest in federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.
     The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.
  STRIPPED MORTGAGE-RELATED SECURITIES
     Some of the mortgage-related securities purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayment on the underlying mortgages, leading to the relatively early prepayment of principal-only SMBSs and a reduction in the amount of payment made to holders of interest-only SMBSs. It is possible that the Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. The Fund's adviser intends to use this characteristic of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue current income.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on a Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, the Fund may lend its portfolio securities, up to one-third of the value of its total assets, to broker/dealers, banks, or other institutional borrowers of securities.
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.



RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees may consider the following criteria in determining the liquidity of certain restricted securities:
   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and



   o the nature of the security and the nature of the marketplace trades.

REPURCHASE AGREEMENTS
Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS
The Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
PORTFOLIO TURNOVER
Securities in the Fund's portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to length of time a particular security may have been held. The Fund's policy of managing its portfolio of U.S. government securities, including the sale of securities held for a short period of time, to achieve its investment objective of current income may result in high portfolio turnover. The Fund will not attempt to set or meet a portfolio turnover rate as any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective.

For the fiscal year ended December 31, 1995, and for the period from March 29, 1994 (date of initial public investment) to December 31, 1994, the portfolio turnover rates for the Fund were 65% and 0%, respectively.

INVESTMENT LIMITATIONS

  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.



  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous, and then only in amounts not in excess of one-third of the value of its total assets; provided that, while borrowings and reverse repurchase agreements outstanding exceed 5% of the Fund's total assets, any such borrowings will be repaid before additional investments are made. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding the lesser of the dollar amount borrowed or 15% of the value of total assets at the time of borrowing.
  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of its total assets would be invested in any one industry. However, the Fund may at any time invest 25% or more of its total assets in cash or cash items and securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities.
  DIVERSIFICATION OF INVESTMENTS
     With respect to 75% of its total assets, the Fund will not purchase the securities of any one issuer (other than cash, cash items, or securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of its total assets would be invested in the securities of that issuer. Also, the Fund will not purchase more than 10% of any class of the outstanding voting securities of any one issuer. For these purposes, the Fund considers common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.
  INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities secured by real estate or interests in real estate.
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding corporate or U.S. government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, entering into repurchase agreements, or engaging in other transactions which are permitted by the Fund's investment objective and policies or the Trust's Declaration of Trust.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these limitations becomes effective.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 15% of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including, among others, repurchase agreements providing for settlement more than seven days after notice, and certain restricted securities not determined by the Trustees to be liquid.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value of total or net assets will not result in a violation of such restriction.
The Fund has no present intention to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."







FEDERATED INSURANCE SERIES MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Insurance Series, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee



Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director or Trustee of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director or Trustee of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director or Trustee of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.







J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Trust.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA



Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director or Trustee of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.





Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942



Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director or Trustee of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh



Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director or Trustee of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.





Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director or Trustee of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President



Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President



Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.





David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President and Trustee, Federated Investors; Vice President, Federated Shareholder Services; Executive Vice President, Federated Securities Corp.; Treasurer of some of the Funds.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
     @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.;



Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund; 3-5 Years; Federated U.S. Government Securities Fund; 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; Fortress Utility Fund, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.

FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.




As of March 11, 1996, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: United of Omaha Life Insurance Co., Omaha, Nebraska, 20%, Transamerica Occidental Life Insurance Co., Los Angelos, California, 21%, Lincoln Benefit Life Co., Lincoln, Nebraska, 8%, Aetna Insurance Co. of America, Hartford, Connecticut, 11%, and Aetna Life Insurance & Annuity Co., Hartford, Connecticut, 32%.




TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue        $0           $0 for the Trust and
Chairman and Trustee                59 other investment companies in the Fund
                                    Complex
Thomas G. Bigley++     $1,016       $86,331 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
John T. Conroy, Jr.    $1,116       $115,760 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex



William J. Copeland    $1,116       $115,760 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
J. Christopher Donahue,$0           $0 for the Trust and
President and Trustee               15 other investment companies in the Fund
                                    Complex
James E. Dowd          $1,116       $115,760 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
Lawrence D. Ellis, M.D.$1,016       $104,898 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
Edward L. Flaherty, Jr.$1,116       $115,760 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
Peter E. Madden        $1,016       $104,898 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
Gregor F. Meyer        $1,016       $104,898 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
John E. Murray, Jr.,   $1,016       $104,898 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
Wesley W. Posvar       $1,016       $104,898 for the Trust and
Trustee                             54 other investment companies in the Fund
                                    Complex
Marjorie P. Smuts      $1,016       $104,898 for the Trust and



Trustee                             54 other investment companies in the Fund
                                    Complex


*Information is furnished for the fiscal year ended December 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of seven portfolios.
+The information is provided for the last calendar year.
++Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.



TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus.

For the fiscal year ended December 31, 1995, and for the period from December 8, 1993 (start of business) to December 31, 1994, the adviser earned advisory fees of $30,456 and $2,605,respectively, all of which were waived.

BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended December 31, 1995, and for the period from December 8, 1993 (start of business) to December 31, 1994, the Fund paid $322 and $0, respectively, in brokerage commissions on brokerage transactions. Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.







OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services, and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators". For the fiscal year ended December 31, 1995, and for the period from December 8, 1993 (start of business) to December 31, 1994, the Administrators earned $125,000 and $63,015, respectively. Dr. Henry J. Gailliot, an officer of Federated Advisers, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Services Company.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh,
PA.

PURCHASING SHARES

Shares of the Fund are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Purchases and Redemptions" and "What Shares Cost."
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
DETERMINING VALUE OF SECURITIES
The values of the Fund's portfolio securities are determined as follows:
   o for equity securities and bonds and other fixed income securities, according to the last sale price on a national securities exchange, if available;
   o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;



   o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available otherwise, as determined by an independent pricing service;
   o for unlisted equity securities, the latest mean prices;
   o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service; or
   o for all other securities, at fair value as determined in good faith by the Trustees.
MASSACHUSETTS PARTNERSHIP LAW


Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.




TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDER'S TAX STATUS
The Fund intends to comply with the variable asset diversification regulations which are described in the prospectus and this Statement. If the Fund fails to comply with these regulations, contracts invested in the Fund shall not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code.
Contract owners should review the contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.
TOTAL RETURN





For the fiscal year ended December 31, 1995, and for the period from March 29, 1994 (date of initial public investment) to December 31, 1995 , the average annual total returns for the Fund were 8.77% and 2.62%, respectively.

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions. You should review the performance figures for your insurance contract, which figures reflect the applicable charges and expenses of the contract. Such performance figures will accompany any advertisement of the Fund's performance.
YIELD


The Fund's 30-day yield for the thirty day period ended December 31, 1995 was 5.89%.

The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. Also, the yield does not reflect the charges and expenses of an insurance contract. You should review the performance figures for your insurance contract, which figures reflect the applicable charges and expenses of the contract. Such performance figures will accompany any advertisement of the Fund's performance. PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in Fund expenses; and
   o the relative amount of the Fund's cash flow.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the growth and income funds category in advertising and sales literature.
   o LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, the index calculates total returns for one month, three month, twelve month, and ten year periods, and year-to-date.
   o LEHMAN BROTHERS GOVERNMENT/CORPORATE (LONG-TERM) INDEX is composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

   o LEHMAN BROTHERS MORTGAGE-BAKED SECURITIES INDEX includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Corporation (FNMA). Graduated payment mortgages (GPMs) and balloons are included in the index.

   o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on quarterly reinvestment of dividends over a specified period of time. From time to time as it deems appropriate, the Fund may advertise its performance using charts, graphs, and descriptions, compared to federally insured bank products, including certificates of deposit and time deposits, and to money market funds using the Lipper Analytical Services money market instruments average.



ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.



FINANCIAL STATEMENTS

The Fund's Financial Statements for the fiscal year ended December 31, 1995, are incorporated herein by reference to the Annual Report of the Fund dated December 31, 1995 (File Nos. 33-69268 and 811-8042). A copy of the Report may be obtained without charge by contacting the Fund.




*Source: Investment Company Institute
Cusip 458043304
3113007B (4/96)





FEDERATED HIGH INCOME BOND FUND II
(FORMERLY, CORPORATE BOND FUND)
(A PORTFOLIO OF FEDERATED INSURANCE SERIES)
(FORMERLY, INSURANCE MANAGEMENT SERIES)


PROSPECTUS


This prospectus offers shares of Federated High Income Bond Fund II (the "Fund"), which is a diversified investment portfolio in Federated Insurance Series (the "Trust"), an open-end, diversified management investment company. The Fund invests in a professionally managed, diversified portfolio limited primarily to fixed income securities which seek to achieve high current income. Shares of the Fund may be sold only to separate accounts of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts issued by insurance companies.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund through variable annuity contracts and variable life insurance policies offered by insurance companies which provide for investment in the Fund. Keep this prospectus for future reference.

SPECIAL RISKS
The Fund's portfolio consists primarily of lower-rated corporate debt obligations, which are commonly referred to as "junk bonds." These lower-rated bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower-rated bonds are regarded as predominantly speculative with regard to each issuer's continuing ability to make principal and interest payments. In addition, the secondary trading market for lower-rated bonds may be less liquid than the market for investment grade bonds. The Fund's investment adviser will endeavor to limit these risks through diversifying the portfolio and through careful credit analysis of individual issuers. Purchasers should carefully assess the risks associated with an investment in this Fund. (See the sections in this prospectus entitled "Investment Risks" and "Reducing Risks of Lower-Rated Securities.")


The Fund has also filed a Statement of Additional Information dated April 22, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE AVAILABLE EXCLUSIVELY AS FUNDING VEHICLES FOR LIFE INSURANCE COMPANIES WRITING VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE PROSPECTUS FOR SUCH CONTRACTS.


Prospectus dated April 22, 1996


TABLE OF CONTENTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           1
------------------------------------------------------

GENERAL INFORMATION                                                            2
------------------------------------------------------

INVESTMENT INFORMATION                                                         2
------------------------------------------------------

  Investment Objective                                                         2
  Investment Policies                                                          2
  Investment Risks                                                             5

  Investment Limitations                                                       7


NET ASSET VALUE                                                                7
------------------------------------------------------

INVESTING IN THE FUND                                                          7
------------------------------------------------------

  Purchases and Redemptions                                                    7
  What Shares Cost                                                             8
  Dividends                                                                    8

FUND INFORMATION                                                               8
------------------------------------------------------
  Management of the Fund                                                       8
  Distribution of Fund Shares                                                  9
  Administration of the Fund                                                  10

SHAREHOLDER INFORMATION                                                       10
------------------------------------------------------

  Voting Rights                                                               10

TAX INFORMATION                                                               11
------------------------------------------------------

  Federal Taxes                                                               11
  State and Local Taxes                                                       11

PERFORMANCE INFORMATION                                                       11
------------------------------------------------------

APPENDIX                                                                      12
------------------------------------------------------

ADDRESSES                                                                     16
------------------------------------------------------


FEDERATED HIGH INCOME BOND FUND II
(FORMERLY, CORPORATE BOND FUND)
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated February 7, 1996, on the Fund's financial statements for the year ended December 31, 1995, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                                                       YEAR ENDED
                                                                                                      DECEMBER 31,
                                                                                                   1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                             $    8.87   $   10.00
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------
  Net investment income                                                                               0.85        0.75
-----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                              0.89       (1.12)
-----------------------------------------------------------------------------------------------  ---------  -----------
  Total from investment operations                                                                    1.74       (0.37)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------------------------
  Distributions from net investment income                                                           (0.82)      (0.75)
-----------------------------------------------------------------------------------------------
  Distributions in excess of net investment income (d)                                              --           (0.01)
-----------------------------------------------------------------------------------------------  ---------  -----------
  Total distributions                                                                                (0.82)      (0.76)
-----------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                   $    9.79   $    8.87
-----------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                                     20.38%      (3.73%)
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------
  Expenses                                                                                            0.80%       0.41%*
-----------------------------------------------------------------------------------------------
  Net investment income                                                                               9.27%       9.11%*
-----------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                    3.40%      10.01%*
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                          $20,165  $    1,457
-----------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                    48%         18 %
-----------------------------------------------------------------------------------------------


  * Computed on an annualized basis.
(a) Reflects operations for the period from February 2, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (the start of business) to February 1, 1994, the Fund had no public investment.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.


Further information about the Fund's performance is contained in the Fund's Annual Report, dated December 31, 1995, which can be obtained free of charge.


GENERAL INFORMATION
--------------------------------------------------------------------------------


The Fund is a portfolio of Federated Insurance Series, which was established as Insurance Management Series, a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. At a meeting of the Board of Trustees (the "Trustees") held on November 14, 1995, the Trustees approved an amendment to the Declaration of Trust to change the name of the Trust from Insurance Management Series to Federated Insurance Series. At a meeting of the Trustees held on February 26, 1996, the Trustees approved an amendment to the Declaration of Trust to change the name of the Fund from Corporate Bond Fund to Federated High Income Bond Fund II. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest in separate portfolios of securities, including the Fund. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Trustees have not established separate classes of shares.


Shares of the Fund are sold only to insurance companies as funding vehicles for variable annuity contracts and variable life insurance policies issued by the insurance companies. Shares of the Fund are sold at net asset value as described in the section entitled "What Shares Cost." Shares of the Fund are redeemed at net asset value.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek high current income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

Unless stated otherwise, the Trustees can change the investment policies without the approval of shareholders. Shareholders will be notified before any material change becomes effective. The Fund endeavors to achieve its objective by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The fixed income securities in which the Fund intends to invest are lower-rated corporate debt obligations, which are commonly referred to as "junk bonds." Some of these fixed income securities may involve equity features. Capital growth will be considered, but only when consistent with the investment objective of high current income.

ACCEPTABLE INVESTMENTS. The Fund invests at least 65% of its assets in lower-rated fixed income bonds. Under normal circumstances, the Fund will not invest more than 10% of the value of its total assets in equity securities. The prices of fixed income securities fluctuate inversely to the direction of interest rates. The fixed income securities in which the Fund invests include, but are not limited to:

       preferred stocks;


       bonds;


       debentures;

       notes;

       equipment lease certificates; and

       equipment trust certificates.


The securities in which the Fund may invest are generally rated BBB or lower by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service ("Fitch") or Baa or lower by Moody's Investors Service, Inc. ("Moody's"), or are not rated but are determined by the Fund's investment adviser to be of comparable quality. Securities which are rated BBB or lower by S&P or Fitch or Baa or lower by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than highly rated bonds. A description of the rating categories is contained in the Appendix to this prospectus. There is no lower limit with respect to rating categories for securities in which the Fund may invest. See "Investment Risks."

FOREIGN SECURITIES.  The Fund may invest in foreign securities, including
                    -
foreign securities not publicly traded in the United States, which may include any of the types of securities described above (see "Acceptable Investments"). Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investments in domestic issuers. These considerations include the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social, or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Transaction costs in foreign securities may be higher. The adviser will consider these and other factors before investing in foreign securities and will not make such investments unless, in its opinion, such investments will meet the Fund's standards and objectives.

TEMPORARY INVESTMENTS. The Fund may invest temporarily in cash and short-term obligations for defensive purposes during times of unusual market conditions. Short-term obligations may include:

       certificates of deposit;

       commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch and variable rate demand master notes;

       short-term notes;

       obligations issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities; and

       repurchase agreements.

REPURCHASE AGREEMENTS. The Fund will engage in repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.



In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its total assets in restricted securities. This restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. To the extent restricted securities are deemed to be illiquid, the Fund will limit their purchase, including non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, and certain restricted securities determined by the Trustees not to be liquid, to 15% of its net assets.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, or both, up to one-third of the value of its total assets, to broker/dealers, banks, or other institutional borrowers of securities. This is a fundamental policy which may not be changed without shareholder approval. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize shortterm profits or losses upon the sale of such commitments.


VARIABLE ASSET REGULATIONS. The Fund is also subject to variable contract asset regulations prescribed by the U.S. Treasury Department under Section 817(h) of the Internal Revenue Code. After a one year start-up period, the regulations generally require that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% of the total assets of the Fund may be represented by any two investments, no more than 80% of the total assets of the Fund may be represented by any three investments, and no more than 90% of the total assets of the Fund may be represented by any four investments. In applying these diversification rules, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality shall be treated as a separate issuer. If the Fund fails to achieve the diversification required by the regulations, unless relief is obtained from the Internal Revenue Service, the contracts invested in the Fund will not be treated as annuity, endowment, or life insurance contracts.


The Fund will be operated at all times so as to comply with the foregoing diversification requirements.

STATE INSURANCE REGULATIONS. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by certain insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Fund may be limited in its ability to engage in such investments and to manage its portfolio with desired flexibility. The Fund will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invest in the Fund.

INVESTMENT RISKS

The corporate debt obligations in which the Fund invests are usually not in the three highest rating categories of the nationally recognized statistical rating organizations (AAA, AA, or A for S&P or Fitch, and Aaa, Aa or A for Moody's) but are in the lower rating categories or are unrated but are of comparable quality and have speculative characteristics. Lower-rated or unrated bonds are commonly referred to as "junk bonds." There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from to time, purchase or hold securities rated in the lowest rating category. A description of the rating categories is contained in the Appendix to this prospectus.

Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the prices or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers in lower-rated securities. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time. As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal and income than higher-rated securities.

An economic downturn may adversely affect the value of some lower-rated bonds. Such a downturn may especially affect highly leveraged companies or companies in cyclically sensitive industries, where deterioration in a company's cash flow may impair its ability to meet its obligation to pay principal and interest to bondholders in a timely fashion. From time to time, as a result of changing conditions, issuers of lower-rated bonds may seek or may be required to restructure the terms and conditions of the securities they have issued. As a result of these restructurings, holders of lower-rated securities may receive less principal and interest than they had bargained for at the time such bonds were purchased.

In the event of a restructuring, the Fund may bear additional legal or administrative expenses in order to maximize recovery from an issuer.


The secondary trading market for lower-rated bonds is generally less liquid than the secondary trading market for higher-rated bonds. In 1989, legislation was enacted that requires federally insured savings associations to divest their holdings of lower-rated bonds by 1994. The reduction of the number of institutions empowered to purchase and hold lower-rated bonds could have an adverse impact on the overall liquidity of the market. Adverse publicity and the perception of investors relating to issuers, underwriters, dealers or underlying business conditions, whether or not warranted by fundamental analysis, may also affect the price or liquidity of lower-rated bonds. On occasion, therefore, it may become difficult to price or dispose of a particular security in the portfolio.


The Fund may, from time to time, own zero coupon bonds or pay-in-kind securities. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity. Pay-in-kind securities make periodic payments in the form of additional securities (as opposed to cash). The price of zero coupon bonds and pay-in-kind securities are generally more sensitive to fluctuations in interest rates than are conventional bonds. Additionally, federal tax law requires that interest on zero coupon bonds and pay-in-kind securities be reported as income to the Fund even though the Fund received no cash interest until the maturity or payment date of such securities.

Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.

REDUCING RISKS OF LOWER-RATED SECURITIES. The Fund's investment adviser believes that the risks of investing in lower-rated securities can be reduced. The professional portfolio management techniques used by the Fund to attempt to reduce these risks include:

     CREDIT RESEARCH. The Fund's investment adviser will perform its own credit analysis in addition to using recognized rating agencies and other sources, including discussions with the issuer's management, the judgment of other investment analysts, and its own informed judgment. The adviser's credit analysis will consider the issuer's financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest, or dividend coverage and earnings. In evaluating an issuer, the adviser places special emphasis on the estimated current value of the issuer's assets rather than historical cost.
     DIVERSIFICATION. The Fund invests in securities of many different issuers, industries, and economic sectors to reduce portfolio risk.

     ECONOMIC ANALYSIS. The Fund's adviser will analyze current developments and trends in the economy and in the financial markets. When investing in lower-rated securities, timing and selection are critical, and analysis of the business cycle can be important.


INVESTMENT LIMITATIONS


The Fund will not:

       borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date), or pledge securities except, under certain circumstances, the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings.


The above investment limitations cannot be changed without shareholder approval.


NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value per share of the Fund fluctuates. It is determined by dividing the sum of the market value of all securities and other assets of the Fund, less liabilities, by the number of shares outstanding.
INVESTING IN THE FUND
--------------------------------------------------------------------------------

PURCHASES AND REDEMPTIONS


Shares of the Fund are not sold directly to the general public. The Fund reserves the right to reject any purchase request. The Fund's shares are used solely as the investment vehicle for separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies. The use of Fund shares as investments for both variable annuity contracts and variable life insurance policies is referred to as "mixed funding." The use of Fund shares as investments by separate accounts of unaffiliated life insurance companies is referred to as "shared funding."


The Fund intends to engage in mixed funding and shared funding in the future. Although the Fund does not currently foresee any disadvantage to contract owners due to differences in redemption rates, tax treatment, or other considerations, resulting from mixed funding or shared funding, the Trustees of the Fund will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflicts and take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in the Fund.

Shares of the Fund are purchased or redeemed on behalf of participating insurance companies at the next computed net asset value after an order is received on days on which the New York Stock Exchange is open.

WHAT SHARES COST


The net asset value of shares is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days on which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Purchase orders from separate accounts investing in the Fund which are received by the insurance companies by 4:00 p.m. (Eastern time), will be computed at the net asset value of the Fund determined on that day, as long as such purchase orders are received by the Fund in proper form and in accordance with applicable procedures by 8:00 a.m. (Eastern time) on the next business day and as long as federal funds in the amount of such orders are received by the Fund on the next business day. It is the responsibility of each insurance company which invests in the Fund to properly transmit purchase orders and federal funds in accordance with the procedures described above.

DIVIDENDS

Dividends on shares of the Fund are declared and paid monthly.

Shares of the Fund will begin earning dividends if owned on the record date. Dividends of the Fund are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date net asset value.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


Both the Fund and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


     ADVISORY FEES. The Fund's adviser receives an annual investment advisory fee equal to .60 of 1% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The adviser can terminate this voluntary waiver and reimbursement of expenses at any time at its sole discretion. ADVISER'S BACKGROUND. Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

     Mark E. Durbiano has been the Fund's portfolio manager since the Fund commenced operations. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's investment adviser since January 1996. From 1988 through 1995, Mr. Durbiano was a Vice President of the Fund's investment adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.


DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


State securities laws may require certain financial institutions such as depository institutions to register as dealers.


ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate as specified below:

        MAXIMUM
  ADMINISTRATIVE FEE         AVERAGE AGGREGATE DAILY NET ASSETS
         0.15 of 1%                       on the first $250 million
        0.125 of 1%                        on the next $250 million
         0.10 of 1%                        on the next $250 million
        0.075 of 1%             on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


The insurance company separate accounts, as shareholders of the Fund, will vote the Fund shares held in their separate accounts at meetings of the shareholders. Voting will be in accordance with instructions received from contract owners of the separate accounts, as more fully outlined in the prospectus of the separate account. As of March 11, 1996, Aetna Life Insurance & Annuity Co., Hartford, Connecticut, owned 54.19% of the voting securities of the Fund, and, therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees in certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust.


TAX INFORMATION

--------------------------------------------------------------------------------

FEDERAL TAXES

The Fund will pay no federal income tax because the Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

The Fund intends to comply with the variable asset diversification regulations which are described earlier in this Prospectus. If the Fund fails to comply with these regulations, contracts invested in the Fund shall not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

STATE AND LOCAL TAXES

Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Fund advertises total return and yield.

Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage. The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding.

The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders. Performance information will not reflect the charges and expenses of a variable annuity or variable life insurance contract. Because shares of the Fund can only be purchased by a separate account of an insurance company offering such a contract, you should review the performance figures of the contract in which you are invested, which performance figures will accompany any advertisement of the Fund's performance.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S RATINGS GROUP CORPORATE BOND RATINGS
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

C--The rating C is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

NR--NR indicates that Fitch does not rate the specific issue. Plus + or Minus :
Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

STANDARD & POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

       Leading market positions in well established industries.

       High rates of return on funds employed.

       Conservative capitalization structure with moderated reliance on debt and ample asset protection.

       Broad margins in earning coverage of fixed financial charges and high internal cash generation.

       Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FITCH INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS

F-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

F-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES
--------------------------------------------------------------------------------

Federated Insurance Series
                    Federated High Income                                  Federated Investors Tower
                    Bond Fund II                                           Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Advisers                                     Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and                                  P.O. Box 8600
                    Trust Company                                          Boston, Massachusetts 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder                                  P.O. Box 8600
                    Services Company                                       Boston, Massachusetts 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Independent Public Auditors
                    Deloitte & Touche LLP                                  2500 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222-5401
-----------------------------------------------------------------------------------------------------------------------



FEDERATED HIGH INCOME
BOND FUND II
(FORMERLY, CORPORATE BOND FUND)
PROSPECTUS

A Diversified Portfolio of
Federated Insurance Series,
An Open-End Management
Investment Company

April 22, 1996


[LOGO]
FEDERATED SECURITIES CORP.
--------------------------
Distributor

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779


Cusip 458043403
3113009A (4/96)



                      FEDERATED HIGH INCOME BOND FUND II
                       (FORMERLY, CORPORATE BOND FUND)
                 (A PORTFOLIO OF FEDERATED INSURANCE SERIES)
                   (FORMERLY, INSURANCE MANAGEMENT SERIES)
                      STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectus of Federated High Income Bond Fund II (the "Fund") dated April 22, 1996. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

                          Statement dated April 22, 1996

FEDERATED SECURITIES CORP.

Distributor
A subsidiary of FEDERATED INVESTORS




GENERAL INFORMATION                    3

INVESTMENT OBJECTIVE AND POLICIES      3

 Types of Investments                  3
 Currency Risk                         5
 Investing in Foreign Currencies       6
 Repurchase Agreements                 9
 Reverse Repurchase Agreements        10
 When-Issued and Delayed
  Delivery Transactions               10
 Lending of Portfolio Securities      11
 Restricted and Illiquid Securities   11
 Portfolio Turnover                   12
INVESTMENT LIMITATIONS                13

FEDERATED INSURANCE SERIES MANAGEMENT 16

 Fund Ownership                       25
 Trustees Compensation                25
 Trustee Liability                    27
INVESTMENT ADVISORY SERVICES          27

 Adviser to the Fund                  27
 Advisory Fees                        28
BROKERAGE TRANSACTIONS                28

OTHER SERVICES                        29

 Fund Administration                  29



 Custodian and Portfolio Accountant   30
 Transfer Agent                       14
 Independent Public Auditors          31
PURCHASING SHARES                     31

DETERMINING NET ASSET VALUE           31

 Determining Value of Securities      31
MASSACHUSETTS PARTNERSHIP LAW         32

TAX STATUS                            32

 The Fund's Tax Status                33
 Shareholder's Tax Status             33
TOTAL RETURN                          33

YIELD                                 34

PERFORMANCE COMPARISONS               35

ABOUT FEDERATED INVESTORS             37

FINANCIAL STATEMENTS                  39






GENERAL INFORMATION

The Fund is a portfolio of Federated Insurance Series (the "Trust"), which was established as Insurance Management Series, a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. At a meeting of the Board of Trustees (the "Trustees") held on November 14, 1995, the Trustees approved an amendment to the Declaration of Trust to change the name of the Trust from Insurance Management Series to Federated Insurance Series. At a meeting of the Trustees held on February 26, 1996, the Trustees approved an amendment to the Declaration of Trust to change the name of the Fund from Corporate Bond Fund to Federated High Income Bond Fund II. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest in separate portfolios of securities, including the Fund. The shares in any one portfolio may be offered in separate classes. As of the date of this Statement, the Trustees have not established separate classes of shares.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to seek high current income. The investment objective cannot be changed without approval of shareholders.
TYPES OF INVESTMENTS
The Fund endeavors to achieve its objective by investing primarily in a professionally managed, diversified portfolio of fixed income securities. Some of these fixed income securities may involve equity features. Capital growth will be considered, but only when consistent with the investment objective of high current income.



  CORPORATE DEBT SECURITIES
     Corporate debt securities may bear fixed, fixed and contingent, or variable rates of interest. They may involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit). Equipment lease or trust certificates are secured obligations issued in serial form, usually sold by transportation companies such as railroads or airlines, to finance equipment purchases. The certificate holders own a share of the equipment, which can be resold if the issuer of the certificate defaults. The Fund does not currently intend to invest more than 5% of its assets in equipment lease certificates.
  EQUITY SECURITIES
     Generally, less than 10% of the value of the Fund's total assets will be invested in equity securities, including common stocks, warrants, or rights. The Fund's investment adviser may choose to exceed this 10% limitation if unusual market conditions suggest such investments represent a better opportunity to reach the Fund's investment objective.
  TEMPORARY INVESTMENTS
     The Fund may also invest in temporary investments for defensive purposes during times of unusual market conditions.
  CERTIFICATES OF DEPOSIT
     The Fund may invest in certificates of deposit of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), both of which are administered by the Federal



     Deposit Insurance Corporation. These instruments may include Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks, Eurodollar Time Deposits which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks, Canadian Time Deposits which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States, and Yankee Certificates of Deposit which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.



CURRENCY RISK
     To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of interest earned, gains and losses realized on the sale of securities, and net investment income and capital gains, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of Fund assets denominated in that currency will decrease.
     The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund may not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.
     The Fund will engage in foreign currency exchange transactions in connection with its investments in foreign securities. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies.


INVESTING IN FOREIGN CURRENCIES


  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
     The Fund may enter into forward foreign currency exchange contracts in order to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Fund's investment adviser believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Fund's best interest to do so. The Fund will not speculate in foreign currency exchange.
     There is no limitation as to the percentage of the Fund's assets that may be committed to such contracts.



     The Fund does not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Fund's adviser believes will tend to be closely correlated with the currency with regard to price movements. Generally, the Fund does not enter into a forward foreign currency exchange contract with a term longer than one year.


  FOREIGN CURRENCY OPTIONS
     A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation to sell the currency.
     When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.
     A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally falls in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the Fund were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise its put option. Likewise, if the Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.


  SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS
     Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally.
     In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the Fund's adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
     In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.



     The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e. less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy, pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, the Fund may lend its portfolio securities, up to one-third of the value of its total assets, to broker/dealers, banks, or other institutional borrowers of securities.
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or cash equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.



The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees may consider the following criteria in determining the liquidity of certain restricted securities:
   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and
   o the nature of the security and the nature of the marketplace trades. PORTFOLIO TURNOVER
Securities in the Fund's portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. Any such trading will increase the Fund's portfolio turnover rate and transaction costs. The adviser to the Fund does not anticipate that portfolio turnover will result in adverse tax consequences.




For the fiscal year ended December 31, 1995, and for the period from February 2, 1994 (date of initial public investment) to December 31, 1994, the portfolio turnover rates of the Fund were 48% and 18%, respectively.



INVESTMENT LIMITATIONS

  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous, and then only in amounts not in excess of one-third of the value of its total assets; provided that, while borrowings and reverse repurchase agreements outstanding exceed 5% of the Fund's total assets, any such borrowings will be repaid before additional investments are made. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of borrowing.
  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of its total assets would be invested in any one industry. However, the Fund may at any time invest 25% or more of its total assets in cash or cash items and securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities.
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
  INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities secured by real estate or interests in real estate.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities up to one-third of its total assets. This shall not prevent the Fund from purchasing or holding corporate or U.S. government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, entering into repurchase agreements, or engaging in other transactions which are permitted by the Fund's investment objective and policies or the Trust's Declaration of Trust.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  DIVERSIFICATION OF INVESTMENTS
     With respect to 75% of its total assets, the Fund will not purchase the securities of any one issuer (other than cash, cash items, or securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of its total assets would be invested in the securities of that issuer. Also, the Fund will not purchase more than 10% of any class of the outstanding voting securities of any one issuer. For these purposes, the Fund considers common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 15% of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its assets in illiquid securities, including, among others, repurchase agreements providing for settlement more than seven days after notice and certain restricted securities not determined by the Trustees to be liquid.



Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value of total or net assets will not result in a violation of such restriction.
The Fund has no present intention to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."




FEDERATED INSURANCE SERIES MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Insurance Series, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.;



Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director or Trustee of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director or Trustee of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland



One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director or Trustee of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.





J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


James E. Dowd
571 Hayward Mill Road
Concord, MA



Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director or Trustee of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.






Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director or Trustee of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA



Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director or Trustee of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director or Trustee of the Funds.





Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


 John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.



Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President and Trustee, Federated Investors; Vice President, Federated Shareholder Services; Executive Vice President, Federated Securities Corp.; Treasurer of some of the Funds.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
     @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.


As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow



Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund; 3-5 Years; Federated U.S. Government Securities Fund; 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; Fortress Utility Fund, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.




FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.

As of March 11, 1996 , the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Lincoln Benefit Life Co., Lincoln, Nebraska, 12.41%, Life of Virginia, Richmond, Virginia, 13.09%, Aetna Insurance Co. of America, Hartford, Connecticut, 15.65% and Aetna Life Insurance & Annuity Co., Hartford, Connecticut, 54.19%.




TRUSTEES COMPENSATION


                     AGGREGATE
NAME ,              COMPENSATION
POSITION WITH           FROM      TOTAL COMPENSATION PAID
TRUST                 TRUST*#       FROM FUND COMPLEX +


John F. Donahue          $0        $0 for the Trust and
Chairman and Trustee               59 other investment companies in the Fund
                                   Complex
Thomas G. Bigley++       $1,016    $86,331 for the Trust and
Trustee                            54 other investment companies in the Fund
                                   Complex
John T. Conroy, Jr.      $1,116    $115,760 for the Trust and



Trustee                            54 other investment companies in the Fund
                                   Complex
William J. Copeland      $1,116    $115,760 for the Trust and
Trustee                            54 other investment companies in the Fund
                                   Complex
J. Christopher Donahue,  $0        $0 for the Trust and
President and Trustee              15 other investment companies in the Fund
                                   Complex
James E. Dowd            $1,116    $115,760 for the Trust and
Trustee                            54 other investment companies in the Fund
                                   Complex
Lawrence D. Ellis, M.D.  $1,016    $104,898 for the Trust and
Trustee                            54 other investment companies in the Fund
                                   Complex
Edward L. Flaherty, Jr.  $1,116    $115,760 for the Trust and
Trustee                            54 other investment companies in the Fund
                                   Complex
Peter E. Madden          $1,016    $104,898 for the Trust and
Trustee                            54 other investment companies in the Fund
                                   Complex
Gregor F. Meyer          $1,016    $104,898 for the Trust and
Trustee                            54 other investment companies in the Fund
                                   Complex
John E. Murray, Jr.,     $1,016    $104,898 for the Trust and
Trustee                            54 other investment companies in the Fund
                                   Complex
Wesley W. Posvar         $1,016    $104,898 for the Trust and



Trustee                            54 other investment companies in the Fund
                                   Complex
Marjorie P. Smuts        $1,016    $104,898 for the Trust and
Trustee                            54 other investment companies in the Fund
                                   Complex


*Information is furnished for the fiscal year ended December 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of seven portfolios.
+The information is provided for the last calendar year.
++Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.

TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.



The adviser shall not be liable to the Fund, the Trust, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust. ADVISORY FEES
For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus.

For the fiscal year ended December 31, 1995, and for the period from December 9, 1993 (start of business) to December 31, 1994, the adviser earned advisory fees of $46,425 and $7,966, respectively, all of which were waived.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or by affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended December 31, 1995, and for the period from December 9, 1993 (start of business) to December 31, 1994, the Fund paid total brokerage commissions of $0 and $0, respectively.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


OTHER SERVICES






FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators." For the fiscal year ended December 31, 1995, and for the period from December 9, 1993 (start of business) to December 31, 1994, the Administrators earned $125,000 and $52,398, respectively. Dr. Henry J. Gailliot, an officer of Federated Advisers, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Services Company.


CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.





TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC AUDITORS
The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh,
PA.

PURCHASING SHARES

Shares of the Fund are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Purchases and Redemptions" and "What Shares Cost."
DETERMINING NET ASSET VALUE


The net asset value of the Fund generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.

DETERMINING VALUE OF SECURITIES
The values of the Fund's portfolio securities are determined as follows:
   o for equity securities and bonds and other fixed income securities, according to the last sale price on a national securities exchange, if available;



   o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
   o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available; otherwise, as determined by an independent pricing service;
   o for unlisted equity securities, the latest mean prices;
   o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service; or
   o for all other securities, at fair value as determined in good faith by the Trustees.
MASSACHUSETTS PARTNERSHIP LAW


Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.




TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDER'S TAX STATUS
The Fund intends to comply with the variable asset diversification regulations which are described in the prospectus and this Statement. If the Fund fails to comply with these regulations, contracts invested in the Fund shall not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code.
Contract owners should review the contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.
TOTAL RETURN





For the fiscal year ended December 31, 1995, and for the period from February 2, 1994 (date of initial public investment) to December 31, 1995, the average annual total returns for the Fund were 20.38% and 8.45%, respectively.

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions. You should review the performance figures for your insurance contract, which figures reflect the applicable charges and expenses of the contract. Such performance figures will accompany any advertisement of the Fund's performance.
YIELD


The Fund's 30-day yield for the thirty day period ended December 31, 1995 was 9.15%.

The Fund's yield is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders. Also the yield does not reflect the charges and expenses of an insurance contract. You should review the performance figures for your insurance contract, which figures reflect the applicable charges and expenses of the contract. Such performance figures will accompany any advertisement of the Fund's performance.


PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in Fund expenses; and
   o the relative amount of the Fund's cash flow.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the high current yield funds category in advertising and sales literature.

   o LIPPER HIGH CURRENT YIELD AVERAGE is composed of approximately 141 funds which invest at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years. From time to time, the Fund will compare its total return to the average total return of the funds comprising the average for the same calculation period.

   o LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.
   o LEHMAN BROTHERS GOVERNMENT/CORPORATE (LONG-TERM) INDEX is composed of the same types of issues as defined above. However, the average maturity of the bonds included on this index approximates 22 years.




   o LEHMAN BROTHERS CORPORATE B INDEX is an index composed of all bonds covered by Lehman Brothers High Yield Index rated "B" by Moody's Investors Service. Bonds have a minimum amount outstanding of $100 million and at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

   o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk adjusted returns. The maximum rating is five stars and ratings are effective for two weeks.
Advertisements and sales literature for the Fund may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.
From time to time as it deems appropriate, the Fund may advertise its performance using charts, graphs and descriptions, compared to federally insured bank products, including certificates of deposit and time deposits, and to money market funds using the Lipper Analytical Services money market instrument average.



ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent.



This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.



TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.


FINANCIAL STATEMENTS

The Fund's Financial Statements for the fiscal year ended December 31, 1995, are incorporated herein by reference to the Annual Report of the Fund dated December 31, 1995 (File Nos. 33-69268 and 811-8042). A copy of the Report may be obtained without charge by contacting the Fund.




*Source:  Investment Company Institute





Cusip 458043403
3113009B (4/96)






FEDERATED PRIME MONEY FUND II
(FORMERLY, PRIME MONEY FUND)
(A PORTFOLIO OF FEDERATED INSURANCE SERIES)
(FORMERLY, INSURANCE MANAGEMENT SERIES)

PROSPECTUS


This prospectus offers shares of Federated Prime Money Fund II (the "Fund"), which is a diversified investment portfolio in Federated Insurance Series (the "Trust"), an open-end management investment company. The Fund invests in money market instruments maturing in thirteen months or less to achieve current income consistent with stability of principal and liquidity. Shares of the Fund may only be sold to separate accounts of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts issued by insurance companies.


AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

This prospectus contains the information you should read and know before you invest in the Fund through the variable annuity contracts and variable life insurance policies offered by insurance companies which provide for investment in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated April 22, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE AVAILABLE EXCLUSIVELY AS FUNDING VEHICLES FOR LIFE INSURANCE COMPANIES WRITING VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE PROSPECTUS FOR SUCH CONTRACTS.


Prospectus dated April 22, 1996


TABLE OF CONTENTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           1
------------------------------------------------------

GENERAL INFORMATION                                                            2
------------------------------------------------------

INVESTMENT INFORMATION                                                         2
------------------------------------------------------

  Investment Objective                                                         2
  Investment Policies                                                          2
  Investment Risks                                                             6
  Investment Limitations                                                       6


NET ASSET VALUE                                                                7
------------------------------------------------------

INVESTING IN THE FUND                                                          7
------------------------------------------------------

  Purchases and Redemptions                                                    7
  What Shares Cost                                                             7
  Dividends                                                                    8

FUND INFORMATION                                                               8
------------------------------------------------------

  Management of the Fund                                                       8
  Distribution of Fund Shares                                                  9
  Administration of the Fund                                                   9

SHAREHOLDER INFORMATION                                                        9
------------------------------------------------------

  Voting Rights                                                                9
TAX INFORMATION                                                               10
------------------------------------------------------

  Federal Taxes                                                               10
  State and Local Taxes                                                       10

PERFORMANCE INFORMATION                                                       11
------------------------------------------------------

ADDRESSES                                                                     12
------------------------------------------------------


FEDERATED PRIME MONEY FUND II
(FORMERLY, PRIME MONEY FUND)
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated February 7, 1996, on the Fund's financial statements for the year ended December 31, 1995, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                       YEAR ENDED                PERIOD ENDED
                                                                    DECEMBER 31, 1995        DECEMBER 31, 1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                    $    1.00                  $    1.00
---------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------
  Net investment income                                                      0.05                       0.01
---------------------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------------------
  Distributions from net investment income                                  (0.05)                     (0.01)
---------------------------------------------------------------           -------                    -------
NET ASSET VALUE, END OF PERIOD                                          $    1.00                  $    1.00
---------------------------------------------------------------           -------                    -------
TOTAL RETURN (B)                                                             5.20%                      0.50%
---------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------
  Expenses                                                                   0.80%                      0.80%*
---------------------------------------------------------------
  Net investment income                                                      5.12%                      4.26%*
---------------------------------------------------------------
  Expense waiver/reimbursement (c)                                           2.69%                     71.84%*
---------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------
  Net assets, end of period (000 omitted)                                 $17,838                       $552
---------------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from November 18, 1994 (date of initial public investment) to December 31, 1994. For the period from December 10, 1993 (start of business) to
    November 17, 1994, the Fund had no public investment.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's Annual Report, dated December 31, 1995, which can be obtained free of charge.


GENERAL INFORMATION
--------------------------------------------------------------------------------


The Fund is a portfolio of Federated Insurance Series, which was established as Insurance Management Series, a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. At a meeting of the Board of Trustees (the "Trustees") held on November 14, 1995, the Trustees approved an amendment to the Declaration of Trust to change the name of the Trust from Insurance Management Series to Federated Insurance Series. At a meeting of the Trustees held on February 26, 1996, the Trustees approved an amendment to the Declaration of Trust to change the name of the Fund from Prime Money Fund to Federated Prime Money Fund II. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest in separate portfolios of securities, including the Fund. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Trustees have not established separate classes of shares.


Shares of the Fund are sold only to insurance companies as funding vehicles for variable annuity contracts and variable life insurance policies issued by the insurance companies. Shares of the Fund are sold at net asset value as described in the section entitled "What Shares Cost." Shares of the Fund are redeemed at net asset value.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES

The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies of the Fund may be changed by Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests in high-quality money market instruments that are either rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

      .domestic issues of corporate debt obligations, including variable rate demand notes;

      .commercial paper (including Canadian Commercial Paper ("CCP") and
       Europaper);

      .certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

      .short-term credit facilities, such as demand notes;

      .asset-backed securities;

      .obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities");

      .repurchase agreements; and

      .other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which the Fund may next tender the security for repurchase.


BANK INSTRUMENTS. The Fund only invests in bank instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced by a bank as bank instruments.


SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interest in a special purpose trust, limited partnership interests or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collections of the loans and receivables held by the issuer.


REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.


CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may have been credit enhanced by a guaranty, letter of credit or insurance. Any bankruptcy receivership or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 10% of its total assets in restricted securities. This restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. To the extent restricted securities are deemed to be illiquid, the Fund will limit their purchase, including non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, and certain restricted securities determined by the Trustees not to be liquid, to 10% of its net assets.
LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. This is a fundamental policy which may not be changed without shareholder approval. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


CONCENTRATION OF INVESTMENTS. The Fund may invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the Fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. Captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent will, for purposes of industry concentration, be classified by the Fund in the industry of its parent corporation.


In addition, the Fund may invest more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

VARIABLE ASSET REGULATIONS. The Fund is also subject to variable contract asset regulations prescribed by the U.S. Treasury Department under Section 817(h) of the Internal Revenue Code. After a one year start-up period, the regulations generally require that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% of the total assets of the Fund may be represented by any two investments, no more than 80% of the total assets of the Fund may be represented by any three investments, and no more than 90% of the total assets of the Fund may be represented by any four investments. In applying these diversification rules, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality shall be treated as a separate issuer. If the Fund fails to achieve the diversification required by the regulations, unless relief is obtained from the Internal Revenue

Service, the contracts invested in the Fund will not be treated as annuity, endowment, or life insurance contracts.

The Fund will be operated at all times so as to comply with the foregoing diversification requirements.

STATE INSURANCE REGULATIONS. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by certain insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Fund may be limited in its ability to engage in such investments and to manage its portfolio with desired flexibility. The Fund will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invest in the Fund.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, CCPs, and Europaper are subject to somewhat different risks than domestic obligations of domestic banks. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.


INVESTMENT LIMITATIONS


The Fund will not:

      .borrow money directly or through reverse repurchase agreements
       (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date), or pledge securities except, under certain circumstances, the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings.


The above investment limitations cannot be changed without shareholder approval.


NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share of the Fund is determined by subtracting total liabilities from total assets and dividing by the number of shares outstanding.

The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

PURCHASES AND REDEMPTIONS

Shares of the Fund are not sold directly to the general public. The Fund's shares are used solely as the investment vehicle for separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies. The use of Fund shares as investments for both variable annuity contracts and variable life insurance policies is referred to as "mixed funding." The use of Fund shares as investments by separate accounts of unaffiliated life insurance companies is referred to as "shared funding."

The Fund intends to engage in mixed funding and shared funding in the future. Although the Fund does not currently foresee any disadvantage to contract owners due to differences in redemption rates, tax treatment, or other considerations resulting from mixed funding or shared funding, the Trustees of the Fund will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflicts and take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in the Fund.

Shares of the Fund are purchased or redeemed on behalf of participating insurance companies at the next computed net asset value after an order is received on days on which the New York Stock Exchange is open.

WHAT SHARES COST


The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days on which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Purchase orders from separate accounts investing in the Fund which are received by the insurance companies by 4:00 p.m. (Eastern time), will be computed at the net asset value of the Fund determined on that day, as long as such purchase orders are received by the Fund in proper form and in accordance with applicable procedures by 8:00 a.m. (Eastern time) on the next business day and as long as federal funds in the amount of such orders are received by the Fund on the next business day. It is the responsibility of each insurance company which invests in the Fund to properly transmit purchase orders and federal funds in accordance with the procedures described above.

DIVIDENDS

Dividends on shares of the Fund are declared daily and paid monthly.

Shares of the Fund begin earning dividends on the day that the Fund receives federal funds. Dividends of the Fund are automatically reinvested in additional shares of such Fund on payment dates at the ex-dividend date net asset value.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase, sale, or exchange of portfolio instruments, for which it receives an annual fee from the Fund.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Trustees, and could result in severe penalties.


     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The adviser can terminate this voluntary waiver and reimbursement of expenses at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


State securities laws may require certain financial institutions such as depository institutions to register as dealers.

ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate as specified below:

        MAXIMUM
  ADMINISTRATIVE FEE         AVERAGE AGGREGATE DAILY NET ASSETS
         0.15 of 1%                       on the first $250 million
        0.125 of 1%                        on the next $250 million
         0.10 of 1%                        on the next $250 million
        0.075 of 1%             on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


The insurance company separate accounts, as shareholders of the Fund, will vote the Fund shares held in their separate accounts at meetings of the shareholders. Voting will be in accordance with instructions received from contract owners of the separate accounts, as more fully outlined in the prospectus of the separate account. As of March 11, 1996, United of Omaha Life Insurance Co., Omaha, Nebraska, owned 43% of the voting securities of the Fund, and, therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees in certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL TAXES

The Fund will pay no federal income tax because the Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

The Fund intends to comply with the variable asset diversification regulations which are described earlier in this prospectus. If the Fund fails to comply with these regulations, contracts invested in the Fund shall not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

STATE AND LOCAL TAXES
Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Fund advertises its total return, yield and effective yield.


The yield represents the annualized rate of income earned on an investment in the Fund over a seven day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned on an investment in the Fund is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Performance information will not reflect the charges and expenses of a variable annuity or variable life insurance contract. Because shares of the Fund can only be purchased by a separate account of an insurance company offering such a contract, you should review the performance figures of the contract in which you are invested, which performance figures will accompany any advertisement of the Fund's performance.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

ADDRESSES
--------------------------------------------------------------------------------

Federated Insurance Series
                    Federated Prime Money Fund II                          Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Advisers                                     Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank                                      P.O. Box 8600
                    and Trust Company                                      Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder                                  P.O. Box 8600
                    Services Company                                       Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Auditors
                    Deloitte & Touche LLP                                  2500 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222-5401
---------------------------------------------------------------------------------------------------------------------



FEDERATED PRIME
MONEY FUND II
(FORMERLY, PRIME MONEY FUND)

PROSPECTUS


A Diversified Portfolio of
Federated Insurance Series,
An Open-End Management
Investment Company



April 22, 1996


[LOGO OF FEDERATED SECURITIES CORP.]
Distributor

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

[LOGO OF RECYCLED PAPER]


Cusip 458043106
3113011A (4/96)


                         FEDERATED PRIME MONEY FUND II
                         (FORMERLY, PRIME MONEY FUND)
                  (A PORTFOLIO OF FEDERATED INSURANCE SERIES)
                    (FORMERLY, INSURANCE MANAGEMENT SERIES)

                      STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectus of Federated Prime Money Fund II (the "Fund") dated April 22, 1996. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                          Statement dated April 22, 1996

FEDERATED SECURITIES CORP.

Distributor
A subsidiary of FEDERATED INVESTORS






GENERAL INFORMATION                    3

INVESTMENT OBJECTIVE AND POLICIES      3

 Types of Investments                  3
 When-Issued and Delayed Delivery
  Transactions                         5
 Lending of Portfolio Securities       6
 Repurchase Agreements                 6
 Reverse Repurchase Agreements         3
 Credit Enhancement                    7
 Restricted and Illiquid Securities    8
INVESTMENT LIMITATIONS                 9

 Regulatory Compliance                12
FEDERATED INSURANCE SERIES MANAGEMENT 13

 Fund Ownership                       20
 Trustees Compensation                22
 Trustee Liability                    24
INVESTMENT ADVISORY SERVICES          24

 Adviser to the Fund                  24
 Advisory Fees                        25
BROKERAGE TRANSACTIONS                25

OTHER SERVICES                        26

 Fund Administration                  26
 Custodian and Portfolio Accountant   27



 Transfer Agent                       27
 Independent Auditors                 27
PURCHASING SHARES                     27

DETERMINING NET ASSET VALUE           28

 Use of the Amortized Cost Method     28
MASSACHUSETTS PARTNERSHIP LAW         30

TAX STATUS                            31

 The Fund's Tax Status                31
 Shareholder's Tax Status             31
TOTAL RETURN                          32

YIELD                                 32

EFFECTIVE YIELD                       33

PERFORMANCE COMPARISONS               33

ABOUT FEDERATED INVESTORS             35

 Mutual Fund Market                   36
 Institutional Clients                36
 Trust Organizations                  36
 Broker/Dealers and Bank Broker/Dealer
  Subsidiaries                        37
FINANCIAL STATEMENTS                  37






GENERAL INFORMATION

The Fund is a portfolio of Federated Insurance Series (the "Trust"), which was established as Insurance Management Series, a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. At a meeting of the Board of Trustees (the "Trustees") held on November 14, 1995, the Trustees approved an amendment to the Declaration of Trust to change the name of the Trust from Insurance Management Series to Federated Insurance Series. At a meeting of the Trustees held on February 26, 1996, the Trustees approved an amendment to the Declaration of Trust to change the name of the Fund from Prime Money Fund to Federated Prime Money Fund II. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest in separate portfolios of securities, including the Fund. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Trustees have not established separate classes of shares.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income consistent with stability of principal and liquidity. The investment objective cannot be changed without approval of shareholders.
TYPES OF INVESTMENTS
The Fund invests exclusively in money market instruments which mature in 397 days or less and which include, but are not limited to, high-quality commercial paper and variable rate master demand notes, bank instruments, and U.S. government obligations.



  BANK INSTRUMENTS
     In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, the Fund may invest in:
     oEurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks;
     oEurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks;
     oCanadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the U.S.; and oYankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the U.S.

  RATINGS
     A nationally recognized statistical rating organization's ("NRSROs") two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated A-1+, A-1 or A-2 by Standard & Poor's Ratings Group ("S&P"), Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) or F-2 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will limit its investments in securities rated in the second highest short-term rating category (e.g., A-2 by S&P, Prime-2 by Moody's or F-2 (+ or -) by Fitch) to not more than 5% of its total assets, with not more than 1% invested in the securities of any one issuer. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."



  U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued and/or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     othe credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
     o Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives;
     oFederal Home Loan Banks;
     oFederal Home Loan Mortgage Corporation;
     oFederal National Mortgage Association; and
     oStudent Loan Marketing Association.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on a Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, the Fund may lend its portfolio securities, up to one-third of the value of its total assets, to brokers/dealers, banks, or other institutional borrowers of securities. The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

REPURCHASE AGREEMENTS
Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS
The Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and maintained until the transaction is settled.

CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees may consider the following criteria in determining the liquidity of certain restricted securities:
   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and
   o the nature of the security and the nature of the marketplace trades. INVESTMENT LIMITATIONS

  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous, and then only in amounts not in excess of one-third of the value of its total assets; provided that, while borrowings and reverse repurchase agreements outstanding exceed 5% of the Fund's total assets, any such borrowings will be repaid before additional investments are made.



     The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of borrowing.
  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of its total assets would be invested in securities of companies engaged principally in any one industry other than finance companies. However, the Fund may at any time invest 25% or more of its total assets in cash or cash items and securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities.
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
  INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities secured by real estate or interests in real estate.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities up to one-third of its total assets. This shall not prevent the Fund from purchasing or holding money market instruments, corporate or U.S. government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, entering into repurchase agreements, or engaging in other transactions which are permitted by the Fund's investment objective and policies or the Trust's Declaration of Trust.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  DIVERSIFICATION OF INVESTMENTS
     With respect to 75% of its total assets, the Fund will not purchase the securities of any one issuer (other than cash, cash items, or securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of its total assets would be invested in the securities of that issuer.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of its net assets in illiquid securities, including, among others, repurchase agreements providing for settlement more than seven days after notice and certain restricted securities not determined by the Trustees to be liquid.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value of total or net assets will not result in a violation of such restriction.
The Fund has no present intention to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in its prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.







FEDERATED INSURANCE SERIES MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Insurance Series, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director or Trustee of the Funds; formerly, Senior Partner, Ernst & Young LLP.




John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director or Trustee of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director or Trustee of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.







J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Trust.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee



Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director or Trustee of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.





Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee



Consultant; State Representative, Commonwealth of Massachusetts; Director or Trustee of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA



Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director or Trustee of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.





Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director or Trustee of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated



Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.







David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President and Trustee, Federated Investors; Vice President, Federated Shareholder Services; Executive Vice President, Federated Securities Corp.; Treasurer of some of the Funds.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
     @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index



Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund; 3-5 Years; Federated U.S. Government Securities Fund; 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; Fortress Utility Fund, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.

FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.

As of March 11, 1996, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: United of Omaha Life Insurance Co., Omaha, Nebraska, 43%, Providian Life & Health Insurance Co., Louisville, Kentucky, 14%, Aetna Insurance Co. of America, Hartford, Connecticut, 14%, Glenbrook Life



And Annuity Company, Northbrook, Illinois, 8%, and Aetna Life Insurance & Annuity Co., Hartford, Connecticut, 20%.




TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue       $0              $0 for the Trust and
Chairman and Trustee                  59 other investment companies in the Fund
                                      Complex
Thomas G. Bigley++    $1,016          $86,331 for the Trust and
Trustee                               54 other investment companies in the Fund
                                      Complex
John T. Conroy, Jr.   $1,116          $115,760 for the Trust and
Trustee                               54 other investment companies in the Fund
                                      Complex
William J. Copeland   $1,116          $115,760 for the Trust and
Trustee                               54 other investment companies in the Fund
                                      Complex
J. Christopher Donahue,               $0     $0 for the Trust and



President and Trustee                 15 other investment companies in the Fund
                                      Complex
James E. Dowd         $1,116          $115,760 for the Trust and
Trustee                               54 other investment companies in the Fund
                                      Complex
Lawrence D. Ellis, M.D.               $1,016 $104,898 for the Trust and
Trustee                               54 other investment companies in the Fund
                                      Complex
Edward L. Flaherty, Jr.               $1,116 $115,760 for the Trust and
Trustee                               54 other investment companies in the Fund
                                      Complex
Peter E. Madden       $1,016          $104,898 for the Trust and
Trustee                               54 other investment companies in the Fund
                                      Complex
Gregor F. Meyer       $1,016          $104,898 for the Trust and
Trustee                               54 other investment companies in the Fund
                                      Complex
John E. Murray, Jr.,  $1,016          $104,898 for the Trust and
Trustee                               54 other investment companies in the Fund
                                      Complex
Wesley W. Posvar      $1,016          $104,898 for the Trust and
Trustee                               54 other investment companies in the Fund
                                      Complex
Marjorie P. Smuts     $1,016          $104,898 for the Trust and
Trustee                               54 other investment companies in the Fund
                                      Complex



*Information is furnished for the fiscal year ended December 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of seven portfolios.
+The information is provided for the last calendar year.
++Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.



TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.



ADVISORY FEES
For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus.

For the fiscal year ended December 31, 1995, and for the period from December 10, 1993 (start of business) to December 31, 1994, the adviser earned advisory fees of $40,601 and $287, respectively, all of which were waived.

BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended December 31, 1995, and for the period from December 10, 1993 (start of business) to December 31, 1994, the Fund paid no brokerage commissions on brokerage transactions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated



Administrative Services, and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators". For the fiscal year ended December 31, 1995, and for the period from December 10, 1993 (start of business) to December 31, 1994, the Administrators earned $125,000 and $14,041, respectively. Dr. Henry J. Gailliot, an officer of Federated Advisers, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Services Company.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh,
PA.

PURCHASING SHARES

Shares of the Fund are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Purchases and Redemptions" and "What Shares Cost."
DETERMINING NET ASSET VALUE

The Fund attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Fund are described in the prospectus.
USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. Under the Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 calendar days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.



  MONITORING PROCEDURES
     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


  INVESTMENT RESTRICTIONS
     The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than thirteen months can be purchased by the Fund.
     Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.



The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.
In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates. MASSACHUSETTS PARTNERSHIP LAW


Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDER'S TAX STATUS
The Fund intends to comply with the variable asset diversification regulations which are described in the prospectus and this Statement. If the Fund fails to comply with these regulations, contracts invested in the Fund shall not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code.
Contract owners should review the contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.






TOTAL RETURN

For the fiscal year ended December 31, 1995, and for the period from November 18, 1994 (date of initial public investment) to December 31, 1995 , the average annual total returns for the Fund were 5.20% and 5.13%, respectively.
The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions. You should review the performance figures for your insurance contract, which figures reflect the applicable charges and expenses of the contract. Such performance figures will accompany any advertisement of the Fund's performance.

YIELD


The Fund's yield for the seven-day period ended December 31, 1995 was 4.95%.

The Fund calculates its yield daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:



   o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;
   o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
   o multiplying the base period return by 365/7.
EFFECTIVE YIELD


The Fund's effective yield for the seven-day period ended December 31, 1995 was 5.07%.

The Fund's effective yield is computed by compounding the unannualized base period return by:
   o adding 1 to the base period return;
   o raising the sum to the 365/7th power; and
   o subtracting 1 from the result.
Effective yield does not reflect the charges and expense of a variable annuity contract. You should review the performance figures for your insurance contract, which figures reflect the applicable charges and expenses of the contract. Such performance figures will accompany any advertisement of a Fund's performance.
PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
   o portfolio quality;



   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in Fund expenses; and
   o the relative amount of the Fund's cash flow.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund used in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "money market instruments funds" category in advertising and sales literature.
   o BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.



   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.
Advertisements and other sales literature for the Fund may refer to total return. Total return is the historic change in the value of an investment in the Fund based on the monthly reinvestment of dividends over a specified period of time.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.



MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.




*Source: Investment Company Institute




TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.



The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. FINANCIAL STATEMENTS

The Fund's Financial Statements for the fiscal year ended December 31, 1995, are incorporated herein by reference to the Annual Report of the Fund dated December 31, 1995 (File Nos. 33-69268 and 811-8042). A copy of the Report may be obtained without charge by contacting the Fund.


Cusip 458043106
3113011B (4/96)





FEDERATED INTERNATIONAL EQUITY FUND II
(FORMERLY, INTERNATIONAL STOCK FUND)
(A PORTFOLIO OF FEDERATED INSURANCE SERIES)
(FORMERLY, INSURANCE MANAGEMENT SERIES)


PROSPECTUS


This prospectus offers shares of Federated International Equity Fund II (the "Fund"), which is a diversified investment portfolio in Federated Insurance Series (the "Trust"), an open-end management investment company. The Fund's investment objective is to obtain a total return on its assets. Shares of the Fund may be sold only to separate accounts of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts issued by the insurance companies.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund through the variable life insurance policies and variable annuity contracts offered by insurance companies which provide for investment in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated April 22, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE AVAILABLE EXCLUSIVELY AS A FUNDING VEHICLE FOR LIFE INSURANCE COMPANIES WRITING VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE PROSPECTUSES FOR SUCH CONTRACTS.


Prospectus dated April 22, 1996


TABLE OF CONTENTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           1
------------------------------------------------------

General Information                                                            2
------------------------------------------------------

INVESTMENT INFORMATION                                                         2
------------------------------------------------------

  Investment Objective                                                         2
  Investment Policies                                                          2
  Investment Limitations                                                       9

NET ASSET VALUE                                                               11
------------------------------------------------------

INVESTING IN THE FUND                                                         11
------------------------------------------------------

  Purchases and Redemptions                                                   11
  What Shares Cost                                                            11
  Dividends                                                                   12

FUND INFORMATION                                                              12
------------------------------------------------------

  Management of the Fund                                                      12
  Distribution of Fund Shares                                                 14
  Administration of the Fund                                                  14
  Brokerage Transactions                                                      14

SHAREHOLDER INFORMATION                                                       15
------------------------------------------------------

  Voting Rights                                                               15

TAX INFORMATION                                                               15
------------------------------------------------------

  Federal Income Tax                                                          15
  State and Local Taxes                                                       16

PERFORMANCE INFORMATION                                                       16
------------------------------------------------------

ADDRESSES                                                                     17
------------------------------------------------------


FEDERATED INTERNATIONAL EQUITY FUND II
(FORMERLY, INTERNATIONAL STOCK FUND)
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated February 7, 1996, on the Fund's financial statements for the year ended December 31, 1995, and on the following table for the period presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                                               PERIOD ENDED
                                                                                           DECEMBER 31, 1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                             $   10.00
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------
  Net investment income                                                                               0.07
---------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                              0.28
---------------------------------------------------------------------------------------            -------
  Total from investment operations                                                                    0.35
---------------------------------------------------------------------------------------            -------
LESS DISTRIBUTIONS
---------------------------------------------------------------------------------------
  Distributions from net investment income                                                           --
---------------------------------------------------------------------------------------            -------
NET ASSET VALUE, END OF PERIOD                                                                   $   10.35
---------------------------------------------------------------------------------------            -------
TOTAL RETURN (B)                                                                                      3.50%
---------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------
  Expenses                                                                                            1.22%*
---------------------------------------------------------------------------------------
  Net investment income                                                                               1.63%*
---------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                   11.42%*
---------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                           $4,760
---------------------------------------------------------------------------------------
  Portfolio turnover                                                                                    34%
---------------------------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from May 5, 1995 (date of initial public investment) to December 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's Annual Report, dated December 31, 1995, which can be obtained free of charge.


GENERAL INFORMATION
--------------------------------------------------------------------------------


The Fund is a portfolio of Federated Insurance Series, which was established as Insurance Management Series, a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. At a meeting of the Board of Trustees (the "Trustees") held on November 14, 1995, the Trustees approved an amendment to the Declaration of Trust to change the name of the Trust from Insurance Management Series to Federated Insurance Series. At a meeting of the Trustees held on February 26, 1996, the Trustees approved an amendment to the Declaration of Trust to change the name of the Fund from International Stock Fund to Federated International Equity Fund II. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest in separate portfolios of securities, including the Fund. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Trustees have not established separate classes of shares.


Shares of the Fund are sold only to insurance companies as funding vehicles for variable annuity contracts and variable life insurance policies issued by the insurance companies. Shares of the Fund are sold at net asset value as described in the section entitled "What Shares Cost." Shares of the Fund are redeemed at net asset value.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund's investment objective is to obtain a total return on its assets. The investment objective cannot be changed without the approval of the Fund's shareholders. While there is no assurance that the Fund will achieve its investment objective, it attempts to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES


ACCEPTABLE INVESTMENTS. The Fund will attempt to achieve its objective by investing at least 65% of its assets (and under normal market conditions substantially all of its assets) in equity securities of issuers located in at least three different countries outside of the United States. The Fund's investment approach is based on the premise that investing in such non-U.S. securities provides three potential benefits over investing solely in U.S. securities: (1) the opportunity to invest in foreign issuers believed to have superior growth potential; (2) the opportunity to invest in foreign countries with economic policies or business cycles different from those of the U.S.; and
(3) the opportunity to reduce portfolio volatility to the extent that securities markets inside and outside the U.S. do not move in harmony. The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs"); corporate and government fixed income securities of issuers outside of the U.S.; convertible securities; and options and financial futures contracts. In addition, the Fund may enter into forward commitments, repurchase agreements, and foreign currency transactions; and maintain reserves in foreign or U.S. money market instruments.


Unless otherwise indicated, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change to these policies becomes effective.

DEPOSITARY RECEIPTS. The Fund may purchase sponsored or unsponsored ADRs, GDRs, and EDRs (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored Depositary Receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored Depositary Receipts.

FIXED INCOME SECURITIES. At the date of this prospectus, the Fund has committed its assets primarily to dividend-paying equity securities of established companies that appear to have growth potential. However, as a temporary defensive position, the Fund may shift its emphasis to fixed income securities, warrants, or other obligations of foreign companies or governments, if they appear to offer potential higher return. Fixed income securities include preferred stock, bonds, notes, or other debt securities which are investment grade or higher, as described below. The prices of fixed income securities fluctuate inversely to the direction of interest rates.

The debt securities in which the Fund will invest will possess a minimum credit rating of BBB as assigned by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, will be judged by the Fund's adviser to be of comparable quality. Because the average quality of the Fund's portfolio investments should remain constantly between AAA and BBB, the Fund may avoid the adverse consequences that may arise for some debt securities in difficult economic circumstances. Downgraded securities will be evaluated on a case by case basis by the adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the ratings categories is contained in the Appendix to the Statement of Additional Information.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities that are rated, at the time of purchase, investment grade by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, of comparable quality as determined by the adviser. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

Bonds rated "BBB" or lower by S&P or "Baa" or lower by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.


Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which entitle the holder to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bonds' maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.


In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). As a fixed income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.


OPTIONS AND FINANCIAL FUTURES CONTRACTS. The Fund may purchase put and call options, financial futures contracts, and options on financial futures contracts. In addition, the Fund may write (sell) put and call options with respect to securities in the Fund's portfolio.

FORWARD COMMITMENTS. Forward commitments are contracts to purchase securities for a fixed price at a date beyond customary settlement time. The Fund may enter into these contracts if liquid securities in amounts sufficient to meet the purchase price are segregated on the Fund's records at the trade date and maintained until the transaction has been settled. Risk is involved if the value of the security declines before settlement. Although the Fund enters into forward commitments with the intention of acquiring the security, it may dispose of the commitment prior to settlement and realize a short-term profit or loss. REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

MONEY MARKET INSTRUMENTS. The Fund may invest in foreign and U.S. money market instruments, including interest-bearing call deposits with banks, government obligations, certificates of deposit, banker's acceptances, commercial paper, short-term corporate debt securities, and repurchase agreements. The commercial paper in which the Fund invests will be rated A-1 by S&P or P-1 by Moody's. These investments may be used to temporarily invest cash received from the sale of Fund shares, to establish and maintain reserves for temporary defensive purposes, or to take advantage of market opportunities. Investments in the World Bank, Asian Development Bank, or Inter-American Development Bank are not anticipated.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. As a matter of investment practice, the Fund may invest up to 15% of its total assets in restricted securities. This restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. To the extent restricted securities are deemed to be illiquid, the Fund will limit their purchase, including non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, and certain restricted securities determined by the Trustees not to be liquid, to 15% of the net assets of the Fund.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund, may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

FOREIGN CURRENCY TRANSACTIONS. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.
The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund. Further, the Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. Cross-hedging transactions by the Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability that is the subject of the hedge.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES.
 A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated on the Fund's records and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between the trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. No more than 30% of the Fund's assets will be committed to forward contracts for hedging purposes at any time. (This restriction does not include forward contracts entered into to settle securities transactions.)

The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund are traded on U.S. and foreign exchanges or over-the-counter.

RISKS ASSOCIATED WITH FINANCIAL FUTURES CONTRACTS AND OPTIONS ON FINANCIAL FUTURES CONTRACTS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's adviser could be incorrect in its expectations about the direction or extent of market factors such as interest or currency exchange rate movements. In these events, the Fund may lose money on the futures contract or option. Also, it is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Fund's adviser will consider liquidity before entering into such transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

RISKS ASSOCIATED WITH NON-U.S. SECURITIES. Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries, including both developed and developing countries. At least three different countries will always be represented.

The Fund occasionally takes advantage of the unusual opportunities for higher returns available from investing in developing countries. These investments, however, carry considerably more volatility and risk because they are associated with less mature economies and less stable political systems.

CURRENCY RISKS. Because the Fund may purchase securities denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates could affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of Fund assets denominated in that currency will decrease.

The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental interpretation, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.

FOREIGN COMPANIES. Other differences between investing in non-U.S. and U.S. securities include:

       less publicly available information about foreign companies;

       the lack of uniform financial accounting standards applicable to foreign companies;

       less readily available market quotations on foreign companies;

       differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

       differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;

       generally lower foreign stock market volume;

       the likelihood that foreign securities may be less liquid or more volatile;

       foreign brokerage commissions may be higher;

       unreliable mail service between countries; and

       political or financial changes which adversely affect investments in some countries.

U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.

SHORT SALES. The Fund intends to sell securities short from time to time, subject to certain restrictions. A short sale occurs when a borrowed security is sold in anticipation of a decline in its price. If the decline occurs, shares equal in number to those sold short can be purchased at the lower price. If the price increases, the higher price must be paid. The purchased shares are then returned to the original lender. Risk arises because no loss limit can be placed on the transaction. When the Fund enters into a short sale, assets equal to the market price of the securities sold short or any lesser price at which the Fund can obtain such securities, are segregated on the Fund's records and maintained until the Fund meets its obligations under the short sale.

DEVELOPING/EMERGING MARKETS. The economies of individual emerging countries may differ favorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

With respect to any emerging country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the U.S.

INVESTMENT LIMITATIONS

The Fund will not:

       with respect to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities (other than securities issued or guaranteed by the government of the U.S. or its agencies or instrumentalities) of any one issuer, or acquire more than 10% of the outstanding voting securities of any one issuer;
       sell securities short except under strict limitations;

       borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge its assets to secure such borrowings; or

       permit margin deposits for financial futures contracts held by the Fund, plus premiums paid by it for open options on financial futures contracts, to exceed 5% of the fair market value of the Fund's total assets, after taking into account the unrealized profits and losses on the contracts.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

The Fund will not:

       invest more than 5% of its assets in warrants;

       own securities of other investment companies, except under certain circumstances and subject to certain limitations not exceeding 10% of its total assets (the Fund will indirectly bear its proportionate share of any fees and expenses paid by other investment companies, in addition to the fees and expenses payable directly by the Fund);

       invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations;

       invest more than 15% of the value of its net assets in illiquid securities, including securities not determined by the Trustees to be liquid, repurchase agreements with maturities longer than seven days after notice, and certain over-the-counter options; or

       purchase put options on securities unless the securities or an offsetting call option is held in the Fund's portfolio.

VARIABLE ASSET REGULATIONS. The Fund is also subject to variable contract asset regulations prescribed by the U.S. Treasury Department under Section 817(h) of the Internal Revenue Code. After a one year start-up period, the regulations generally require that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% of the total assets of the Fund may be represented by any two investments, no more than 80% of the total assets of the Fund may be represented by any three investments, and no more than 90% of the total assets of the Fund may be represented by any four investments. In applying these diversification rules, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality shall be treated as a separate issuer. If the Fund fails to achieve the diversification required by the regulations, unless relief is obtained from the Internal Revenue Service, the contracts invested in the Fund will not be treated as annuity, endowment, or life insurance contracts.

The Fund will be operated at all times so as to comply with the foregoing diversification requirements.

STATE INSURANCE REGULATIONS. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by certain insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Fund may be limited in its ability to engage in such investments and to manage its portfolio with desired flexibility. The Fund will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invest in the Fund.

PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 200%. A portfolio turnover rate of 100% would occur, for example, if all the securities in the Fund's portfolio were replaced once in a period of one year. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater brokerage commissions and other expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's investment adviser deems it appropriate to make changes in the Fund's portfolio.

NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value per share of the Fund fluctuates. It is determined by dividing the sum of the market value of all securities and other assets of the Fund, less liabilities, by the number of shares outstanding.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

PURCHASES AND REDEMPTIONS

Shares of the Fund are not sold directly to the general public. The Fund's shares are used solely as the investment vehicle for separate accounts of insurance companies offering variable life insurance policies and variable annuity contracts. The use of Fund shares as investments for both variable life insurance policies and variable annuity contracts is referred to as "mixed funding." The use of Fund shares as investments by separate accounts of unaffiliated life insurance companies is referred to as "shared funding."

The Fund intends to engage in mixed funding and shared funding in the future. Although the Fund does not currently foresee any disadvantage to contract owners due to differences in redemption rates, tax treatment, or other considerations, resulting from mixed funding or shared funding, the Trustees of the Fund will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflicts and take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in the Fund.

Shares of the Fund are purchased or redeemed on behalf of participating insurance companies at the next computed net asset value after an order is received on days on which the New York Stock Exchange is open.

WHAT SHARES COST


The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days on which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Purchase orders from separate accounts investing in the Fund which are received by the insurance companies by 4:00 p.m. (Eastern time) will be computed at the net asset value of the Fund determined on that day, as long as such purchase orders are received by the Fund in proper form and in accordance with applicable procedures by 8:00 a.m. (Eastern time) on the next business day and as long as federal funds in the amount of such orders are received by the Fund on the next business day. It is the responsibility of each insurance company which invests in the Fund to properly transmit purchase orders and federal funds in accordance with the procedures described above.

DIVIDENDS

Dividends on shares of the Fund are declared and paid annually.

Shares of the Fund will begin earning dividends if owned on the record date. Dividends of the Fund are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date net asset value.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.


INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Global Research Corp., the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

Both the Fund and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


     ADVISORY FEES. The Fund's adviser receives an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The adviser can terminate this voluntary waiver and reimbursement of expenses at any time at its sole discretion.


     ADVISER'S BACKGROUND. Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors. Prior to September 1995, Federated Global Research Corp. had not served as an investment adviser to mutual funds.

     Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

     Henry A. Frantzen has been the Fund's portfolio manager since November 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991. Mr. Frantzen received his B.S. in finance and marketing from the University of North Dakota.

     Drew J. Collins has been the Fund's portfolio manager since November 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/ Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.

     Mark S. Kopinski has been the Fund's portfolio manager since November 1995. Mr. Kopinski joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. Kopinski served as Vice President/Portfolio Manager of international equity funds at Twentieth Century Mutual Funds from 1990 to 1995. Mr. Kopinski received his M.A. in Asian Studies from the University of Illinois.

     Frank Semack has been the Fund's portfolio manager since November 1995. Mr. Semack joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He served as an Associate Director/Portfolio Manager of Wardley Investment Services, Ltd. from 1980 to 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics.

     Alexandre de Bethmann has been the Fund's portfolio manager since November 1995. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.


DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


State securities laws may require certain financial institutions such as depository institutions to register as dealers.


ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate as specified below:

        MAXIMUM
  ADMINISTRATIVE FEE         AVERAGE AGGREGATE DAILY NET ASSETS
         0.15 of 1%                       on the first $250 million
        0.125 of 1%                        on the next $250 million
         0.10 of 1%                        on the next $250 million
        0.075 of 1%             on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


The insurance company separate accounts, as shareholders of the Fund, will vote the Fund shares held in their separate accounts at meetings of the shareholders. Voting will be in accordance with instructions received from contract owners of the separate accounts, as more fully outlined in the prospectus of the separate account. As of March 11, 1996, Aetna Life Insurance & Annuity Co., Hartford, Connecticut, and Aetna Insurance Co. of America, Hartford, Connecticut, owned 33.14% and 64.97%, respectively, of the voting securities of the Fund, and, therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees in certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because the Fund expects to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

The Fund intends to comply with the variable asset diversification regulations which are described earlier in this prospectus. If the Fund fails to comply with these regulations, contracts invested in the Fund shall not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

STATE AND LOCAL TAXES

Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Fund advertises total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage. The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding.

The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders. Performance information will not reflect the charges and expenses of a variable annuity or variable life insurance contract. Because shares of the Fund can only be purchased by a separate account of an insurance company offering such a contract, you should review the performance figures of the contract in which you are invested, which performance figures will accompany any advertisement of the Fund's performance.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


ADDRESSES
--------------------------------------------------------------------------------

Federated Insurance Series
                    Federated International                                Federated Investors Tower
                    Equity Fund II                                         Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Global Research Corp.                        175 Water Street
                                                                           New York, New York 10038-4965
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and                                  P.O. Box 8600
                    Trust Company                                          Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder                                  P.O. Box 8600
                    Services Company                                       Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Public Auditors
                    Deloitte & Touche LLP                                  2500 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222-5401
---------------------------------------------------------------------------------------------------------------------



FEDERATED INTERNATIONAL
EQUITY FUND II
(FORMERLY, INTERNATIONAL STOCK FUND)


PROSPECTUS


A Diversified Portfolio of
Federated Insurance Series,
An Open-End Management
Investment Company

April 22, 1996


[LOGO]
FEDERATED SECURITIES CORP.
--------------------------
Distributor

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779



Cusip 458043601
G01078-01 (4/96)




                    FEDERATED INTERNATIONAL EQUITY FUND II
                     (FORMERLY, INTERNATIONAL STOCK FUND)
                 (A PORTFOLIO OF FEDERATED INSURANCE SERIES)
                   (FORMERLY, INSURANCE MANAGEMENT SERIES)
                      STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectus of Federated International Equity Fund II (the "Fund") dated April 22, 1996. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779


                          Statement dated April 22, 1996


FEDERATED SECURITIES CORP.

Distributor
A subsidiary of FEDERATED INVESTORS





GENERAL INFORMATION                   3

INVESTMENT OBJECTIVE AND POLICIES     3

 Types of Investments                 3
 Futures and Options Transactions     4
 Repurchase Agreements               13
 Reverse Repurchase Agreements       14
 When-Issued and Delayed
  Delivery Transactions              14
 Lending of Portfolio Securities     14
 Restricted and Illiquid Securities  15
 Risks                               16
 Portfolio Turnover                  17
INVESTMENT LIMITATIONS               17

FEDERATED INSURANCE SERIES MANAGEMENT23

 Fund Ownership                      13
 Trustees Compensation               33
 Trustee Liability                   35
INVESTMENT ADVISORY SERVICES         35

 Adviser to the Fund                 35
 Advisory Fees                       36
BROKERAGE TRANSACTIONS               36

OTHER SERVICES                       37

 Fund Administration                 37



 Custodian and Portfolio Accountant  15
 Transfer Agent                      16
 Independent Public Auditors         38

DETERMINING NET ASSET VALUE          39

 Determining Market Value of
 Securities                          39
 Trading in Foreign Securities       40
MASSACHUSETTS PARTNERSHIP LAW        40

TAX STATUS                           41

 The Fund's Tax Status               41
 Foreign Taxes                       42
 Shareholders' Tax Status            42
TOTAL RETURN                         42

YIELD                                43

PERFORMANCE COMPARISONS              44

ABOUT FEDERATED INVESTORS            45

FINANCIAL STATEMENTS                 47

APPENDIX                             48






GENERAL INFORMATION



The Fund is a portfolio of Federated Insurance Series (the "Trust"), which was established as Insurance Management Series, a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. At a meeting of the Board of Trustees (the "Trustees") held on November 14, 1995, the Trustees approved an amendment to the Declaration of Trust to change the name of the Trust from Insurance Management Series to Federated Insurance Series. At a meeting of the Trustees held on February 26, 1996, the Trustees approved an amendment to the Declaration of Trust to change the name of the Fund from International Stock Fund to Federated International Equity Fund II. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest in separate portfolios of securities, including the Fund. The shares in any one portfolio may be offered in separate classes. As of the date of this Statement, the Trustees have not established separate classes of shares.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to obtain a total return on its assets. TYPES OF INVESTMENTS
The Fund invests in a diversified portfolio of equity securities issued by non-U.S. issuers. The Fund will invest at least 65%, and under normal market conditions, substantially all of its total assets, in equity securities of issuers located in at least three different countries outside of the United States. The Fund may also purchase sponsored or unsponsored American Depositary



Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"); purchase investment grade corporate and government fixed income securities of issuers outside the U.S.; enter into forward commitments, repurchase agreements, and foreign currency transactions; and maintain reserves in foreign or U.S. money market instruments.
FUTURES AND OPTIONS TRANSACTIONS
As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling futures contracts and options on futures contracts, and buying put and call options on portfolio securities and securities indices. The Fund may also write covered put and call options on portfolio securities to attempt to increase its current income or to hedge a portion of its portfolio investments. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on a futures contract may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series. The Fund will not engage in futures transactions for speculative purposes.
  FUTURES CONTRACTS
     The Fund may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.



     The Fund also may purchase and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade to hedge against changes in prices. Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.
     A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. For example, in the fixed income securities market, prices move inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.



  "MARGIN" IN FUTURES TRANSACTIONS
     Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash, U.S. government securities or highly-liquid debt securities with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
     A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
     To the extent required to comply with Commodity Futures Trading Commission ("CFTC") Regulation 4.5 and thereby avoid status as a "commodity pool operator," the Fund will not enter into a futures contract, or purchase an option thereon, if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. Second, the Fund will not enter into these contracts for speculative purposes; rather, these transactions are entered into only for bona fide hedging purposes, or other permissible purposes pursuant to regulations promulgated by the CFTC. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. Finally, because the Fund will submit to the CFTC special calls for information, the Fund will not register as a commodities pool operator.
  PUT OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS
     The Fund may purchase listed put options on financial and stock index futures contracts to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates or stock prices. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contracts entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.
     Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.
     Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
     When the Fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the purchaser of the put the right to receive from the Fund, at the strike price, a short position in such futures contract, even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. It will generally be the policy of the Fund, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction.
  CALL OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS
     In addition to purchasing put options on futures, the Fund may write listed and over-the-counter call options on financial and stock index futures contracts to hedge its portfolio. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
     In other words, as the underlying futures price falls below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities. When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract.
     The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
  PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES AND STOCK INDICES
     The Fund may purchase put options on portfolio securities and stock indices to protect against price movements in the Fund's portfolio securities. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.
  WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES AND STOCK INDICES
     The Fund may also write covered call options to generate income and thereby protect against price movements in the Fund's portfolio securities. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price or, in the case of a securities index, a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).
  FOREIGN CURRENCY HEDGING TRANSACTIONS
     In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.
     The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when the Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount. This second investment practice is generally refered to as "cross-hedging." Because in connection with the Fund's forward foreign currency transactions an amount of the Fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the Fund will always have cash, cash equivalents or high quality debt securities available sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked to market on a daily basis. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.
     The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund will be traded on U.S. and foreign exchanges or over-the-counter.
     The Fund may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the ability of the adviser to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.
  WARRANTS
     The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.
REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy, pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
RESTRICTED AND ILLIQUID SECURITIES
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission Staff position is set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule . The Fund believes that the staff of the Securities and Exchange Commission has left the question of determining the liquidity of all restricted securities (eligible for resale under the Rule) to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:
   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and
   o the nature of the security and the nature of the marketplace trades.
When the Fund invests in certain restricted securities determined by the Trustees to be liquid, such investments could have the effect of increasing the level of Fund illiquidity to the extent that the buyers in the secondary market for such securities (whether in resales under the Rule or other exempt transactions) become, for a time, uninterested in purchasing these securities. RISKS
When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities or foreign currency subject to the futures contracts may not correlate perfectly with the prices of the securities or currency in the Fund's portfolio. This may cause the futures contract and any related options to react differently to market changes than the portfolio securities or foreign currency. In addition, the adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements or foreign currency exchange rate fluctuations. In these events, the Fund may lose money on the futures contract or option.
It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market. The inability to close out these positions could have an adverse effect on the Fund's ability to effectively hedge its portfolio.
To minimize risks, the Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the value of the Fund's total assets after taking into account the unrealized profits and losses on those contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

PORTFOLIO TURNOVER


The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. Portfolio securities will be sold when the adviser believes it is appropriate, regardless of how long those securities have been held.
For the period from May 5, 1995 (date of initial public investment) to December 31, 1995, the portfolio turnover rate of Federated International Equity Fund II was 34%.

INVESTMENT LIMITATIONS

  DIVERSIFICATION OF INVESTMENTS
     With respect to 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of any one issuer.
  ACQUIRING SECURITIES
     The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.
  CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of its total assets in securities of issuers having their principal business activities in the same industry.
  BORROWING
     The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts up to one-third of the value of its total assets, including the amount borrowed. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous. The Fund will not purchase securities while outstanding borrowings exceed 5% of the value of its total assets.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate assets, except when necessary for permissible borrowings. Neither the deposit of underlying securities or other assets in escrow in connection with the writing of put or call options or the purchase of securities on a when-issued basis, nor margin deposits for the purchase and sale of financial futures contracts and related options are deemed to be a pledge.
  BUYING ON MARGIN
     The Fund will not purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions, except that the Fund may make margin payments in connection with its use of financial futures contracts or related options and transactions.
  ISSUING SENIOR SECURITIES
     The Fund will not issue senior securities except in connection with borrowing money directly or through reverse repurchase agreements or as required by forward commitments to purchase securities or currencies.
  UNDERWRITING
     The Fund will not underwrite or participate in the marketing of securities of other issuers, except as it may be deemed to be an underwriter under federal securities law in connection with the disposition of its portfolio securities.
  INVESTING IN REAL ESTATE
     The Fund will not invest in real estate, although it may invest in securities secured by real estate or interests in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options on financial futures contracts, provided that the sum of its initial margin deposits for financial futures contracts held by the Fund, plus premiums paid by it for open options on financial futures contracts, may not exceed 5% of the fair market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts. Further, the Fund may engage in foreign currency transactions and purchase or sell forward contracts with respect to foreign currencies and related options.



  LENDING CASH OR SECURITIES
     The Fund will not lend any assets except portfolio securities. This shall not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Fund's investment objective and policies or its Declaration of Trust.
  SELLING SHORT
     The Fund will not sell securities short unless (1) it owns, or has a right to acquire, an equal amount of such securities, or (2) it has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. The segregated amount will not exceed 10% of the Fund's net assets. While in a short position, the Fund will retain the securities, rights, or segregated assets.

     To comply with registration requirements in certain states, the Fund (1) will limit short sales of securities of any class of any one issuer to the lesser of 2% of the Fund's net assets or 2% of the securities of that class, (2) will make short sales only on securities listed on recognized stock exchanges. These restrictions do not apply to short sales of securities the Fund holds or has a right to acquire without the payment of any further consideration. (If state requirements change, these restrictions may be revised without shareholder notification.)

Except as noted, the above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Except as noted, shareholders will be notified before any material change in these limitations becomes effective.



  PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not purchase securities of a company for the purpose of exercising control or management.
  INVESTING IN WARRANTS

     The Fund will not invest more than 5% of its net assets in warrants. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. (If state restrictions change, this latter restriction may be revised without notice to shareholders.) For purposes of this investment restriction, warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies, except by purchase in the open market involving only customary brokerage commissions and as a result of which not more than 10% of the value of its total assets would be invested in such securities, or except as part of a merger, consolidation or other acquistion.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN MINERALS
     The Fund will not invest in interests in oil, gas, or other mineral exploration or development programs, other than debentures or equity stock interests.



  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 15% of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including securities not determined by the Trustees to be liquid, repurchase agreements with maturities longer than seven days after notice, and certain over-the-counter options.
  DEALING IN PUTS AND CALLS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or the Fund is entitled to them in deliverable form without further payment or the Fund has segregated cash in the amount of any further payments. The Fund will not purchase put options on securities unless the securities or an offsetting call option is held in the Fund's portfolio. The Fund may also purchase, hold or sell
     (i) contracts for future delivery of securities or currencies and (ii) warrants granted by the issuer of the underlying securities.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Fund's investment adviser or sub-adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.



  ARBITRAGE TRANSACTIONS
     To comply with certain state restrictions, the Fund will not enter into transactions for the purpose of engaging in arbitrage. If state requirements change, this restriction may be revised without shareholder notification.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund has no present intent to borrow money or pledge securities in excess of 5% of the value of its total assets in the coming fiscal year.

For purposes of their policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."




FEDERATED INSURANCE SERIES MANAGEMENT



Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Insurance Series, and principal occupations.






John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director or Trustee of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL



Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director or Trustee of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director or Trustee of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.








J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949



President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.




Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director or Trustee of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.








Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director or Trustee of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.




Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee



Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director or Trustee of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director or Trustee of the Funds.








Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President



Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


 John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.




David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President and Trustee, Federated Investors; Vice President, Federated Shareholder Services; Executive Vice President, Federated Securities Corp.; Treasurer of some of the Funds.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
     @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.


As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust;



Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund; 3-5 Years; Federated U.S. Government Securities Fund; 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; Fortress Utility Fund, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.

FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.

As of March 11, 1996, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Aetna Life Insurance & Annuity Co., Hartford, Connecticut, 33.14% and Aetna Insurance Co. of America, Hartford, Connecticut, 64.97%.







TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue        $0            $0 for the Trust and
Chairman and Trustee                 59 other investment companies in the Fund
                                     Complex
Thomas G. Bigley++     $1,016        $86,331 for the Trust and
Trustee                              54 other investment companies in the Fund
                                     Complex
John T. Conroy, Jr.    $1,116        $115,760 for the Trust and
Trustee                              54 other investment companies in the Fund
                                     Complex
William J. Copeland    $1,116        $115,760 for the Trust and
Trustee                              54 other investment companies in the Fund
                                     Complex
J. Christopher Donahue,$0            $0 for the Trust and
President and Trustee                15 other investment companies in the Fund
                                     Complex



James E. Dowd          $1,116        $115,760 for the Trust and
Trustee                              54 other investment companies in the Fund
                                     Complex
Lawrence D. Ellis, M.D.$1,016        $104,898 for the Trust and
Trustee                              54 other investment companies in the Fund
                                     Complex
Edward L. Flaherty, Jr.$1,116        $115,760 for the Trust and
Trustee                              54 other investment companies in the Fund
                                     Complex
Peter E. Madden        $1,016        $104,898 for the Trust and
Trustee                              54 other investment companies in the Fund
                                     Complex
Gregor F. Meyer        $1,016        $104,898 for the Trust and
Trustee                              54 other investment companies in the Fund
                                     Complex
John E. Murray, Jr.,   $1,016        $104,898 for the Trust and
Trustee                              54 other investment companies in the Fund
                                     Complex
Wesley W. Posvar       $1,016        $104,898 for the Trust and
Trustee                              54 other investment companies in the Fund
                                     Complex
Marjorie P. Smuts      $1,016        $104,898 for the Trust and
Trustee                              54 other investment companies in the Fund
                                     Complex


*Information is furnished for the fiscal year ended December 31, 1995.



#The aggregate compensation is provided for the Trust which is comprised of seven portfolios.
+The information is provided for the last calendar year.
++Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.


TRUSTEE LIABILITY


The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.



INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Fund's investment adviser is Federated Global Research Corp. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.




The adviser shall not be liable to the Fund, the Trust, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust. ADVISORY FEES

For its advisory services, Federated Global Research Corp. receives an annual investment advisory fee as described in the prospectus.
For the period from May 5, 1995 (date of initial public investment) to December 31, 1995, the adviser earned advisory fees of $12,476, all of which were waived.


BROKERAGE TRANSACTIONS



The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliated might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the period from May 5, 1995 (date of initial public investment) to December 31, 1995, the Fund paid total brokerage commissions of $15,076.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


OTHER SERVICES



FUND ADMINISTRATION


Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From May 5, 1995 (date of initial public investment), to March 1,



1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the period from May 5, 1995 (date of initial public investment) to December 31, 1995, the Administrators earned $81,165. Dr. Henry J. Gailliot, an officer of Federated Advisers, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Services Company.


CUSTODIAN AND PORTFOLIO ACCOUNTANT


State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.


TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.





INDEPENDENT PUBLIC AUDITORS


The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh,
PA.

PURCHASING SHARES

Except under certain circumstances described in the prospectus, shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the prospectus under "Purchases and Redemptions" and "What Shares Cost." DETERMINING NET ASSET VALUE


The net asset value of the Fund generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date.

DETERMINING MARKET VALUE OF SECURITIES
Market or fair values of the Fund's portfolio securities are determined as follows:
oaccording to the last reported sale price on a recognized securities exchange, if available. (If a security is traded on more than one exchange,



 the price on the primary market for that security, as determined by the Adviser is used.);
oaccording to the last reported bid price, if no sale on the recognized exchange  is reported or if the security is traded over-the-counter;
oat fair value as determined in good faith by the Trustees; or ofor short-term obligations with remaining maturities of less than 60 days at the time of purchase, at amortized cost, which approximates value.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities; yield; quality; coupon rate; maturity; type of issue; trading characteristics; and other market data.
TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.
MASSACHUSETTS PARTNERSHIP LAW





Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
oderive less than 30% of its gross income from the sale of securities held less than three months;
oinvest in securities within certain statutory limits; and



odistribute to its shareholders at least 90% of its net income earned during the year.
However, the Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company (PFIC). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.
FOREIGN TAXES
Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.
SHAREHOLDERS' TAX STATUS
The Fund intends to comply with the variable asset diversification regulations which are described in the prospectus and in this Statement of Additional Information. If the Fund fails to comply with these regulations, contracts invested in the Fund shall not be treated as annuity, endowment or life insurance contracts under the Internal Revenue Code.
Contract owners should review the contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.
TOTAL RETURN


For the period from May 5, 1995 (date of initial public investment) to December 31, 1995, the cumulative total return for the Fund was 3.50%. Cumulative total return reflects the Fund's total performance over a specific period of time. The Fund's cumulative total return is representative of seven months of Fund activity.




The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the annual reinvestment of all dividends and distributions. You should review the performance figures for your insurance contract, which figures reflect the applicable charges and expenses of the contract. Such performance figures will accompany any advertisement of the Fund's performance.
YIELD


The Fund did not calculate a yield for the thirty-day period ended December 31, 1995.


The Fund's yield is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders. Also the yield does not reflect the charges and expenses of an insurance contract. You should review the performance figures for your insurance contract, which figures reflect the applicable charges and expenses of the contract. Such performance figures will accompany any advertisement of the Fund's performance.

PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
oportfolio quality;
oaverage portfolio maturity;
otype of instruments in which the portfolio is invested;
ochanges in interest rates on money market instruments;
ochanges in Fund expenses; and
ovarious other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any indices used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
oLIPPER ANALYTICAL SERVICES, INC., for example, makes comparative calculations for one-month, three-month, one-year, and five-year periods which assume the reinvestment of all capital gains distributions and income dividends.



oMORGAN STANLEY EUROPE, AUSTRALIA, AND FAR EAST (EAFE) Index is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.
oSALOMON BROTHERS WORLD EQUITY INDEX EX U.S. is a capitalization-weighted index comprised of equities from 22 countries excluding the United States. oFT ACTUARIES WORLD - EX U.S. index is comprised of 1,740 stocks, excluding
 U.S. stocks, jointly compiled by the Financial Times Ltd., Goldman, Sachs & Co., and NatWest Securities Ltd. in conjunction with the Institute of Actuaries and the Faculty of Actuaries.
Advertisements and sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on annual reinvestment of dividends over a specified period of time.
From time to time as it deems appropriate the Fund may advertise its performance using charts, graphs, and descriptions, compared to federally insured bank products, including certificates of deposit and time deposits and to money market fund using the Lipper Analytical Services money market instruments average.




ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.


J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.


FINANCIAL STATEMENTS

The Fund's Financial Statements for the fiscal year ended December 31, 1995, are incorporated herein by reference to the Annual Report of the Fund dated December 31, 1995 (File Nos. 33-69268 and 811-8042). A copy of the Report may be obtained without charge by contacting the Fund.












*Source:  Investment Company Institute



APPENDIX

STANDARD AND POOR'S RATINGS GROUP BOND RATING DEFINITIONS
AAA-Debt rated "AAA" has the highest rating assigned by Standard & Poor's Corporation. Capacity to pay interest and repay principal is extremely strong. AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A-Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories. BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.



BB-Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.
CCC-Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI-The rating CI is reserved for income bonds on which no interest is being paid.
D-Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS
AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.


BAA-Bonds which are rated BAA are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.



BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA-Bonds which are rated C represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C-Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATINGS
AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA-Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."



A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligator's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.
However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B-Bonds are considered highly speculative. While bonds in this call are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probably over time.
C-Bonds are in imminent default in payment of interest or principal.
DDD,DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.
STANDARD & POOR'S RATINGS GROUP COMMERCIAL PAPER RATING
A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING
PRIME-1 - Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity. PRIME-2 - Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING
F-1+ - Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.



F-1 - Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.
F-2 - Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Cusip 458043601
G01078-02 (4/96)





FEDERATED GROWTH STRATEGIES FUND II
(FORMERLY, GROWTH STOCK FUND)
(A PORTFOLIO OF FEDERATED INSURANCE SERIES)
(FORMERLY, INSURANCE MANAGEMENT SERIES)

PROSPECTUS


This prospectus offers shares of Federated Growth Strategies Fund II (the "Fund"), which is a diversified investment portfolio in Federated Insurance Series (the "Trust"), an open-end, diversified management investment company. The investment objective of the Fund is capital appreciation. Shares of the Fund may be sold only to separate accounts of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts issued by insurance companies.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund through the variable annuity contracts and variable life insurance policies offered by insurance companies which provide for investment in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated April 22, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information, is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE AVAILABLE EXCLUSIVELY AS FUNDING VEHICLES FOR LIFE INSURANCE COMPANIES WRITING VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE PROSPECTUS FOR SUCH CONTRACTS.


Prospectus dated April 22, 1996


TABLE OF CONTENTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           1
------------------------------------------------------

GENERAL INFORMATION                                                            2
------------------------------------------------------

INVESTMENT INFORMATION                                                         2
------------------------------------------------------


  Investment Objective                                                         2

  Investment Policies                                                          2
  Investment Limitations                                                       7

NET ASSET VALUE                                                                8
------------------------------------------------------

INVESTING IN THE FUND                                                          8
------------------------------------------------------

  Purchases and Redemptions                                                    8
  What Shares Cost                                                             8
  Dividends                                                                    9

FUND INFORMATION                                                               9
------------------------------------------------------

  Management of the Fund                                                       9
  Distribution of Fund Shares                                                 10
  Administration of the Fund                                                  10

  Brokerage Transactions                                                      11

SHAREHOLDER INFORMATION                                                       11
------------------------------------------------------

  Voting Rights                                                               11

TAX INFORMATION                                                               11
------------------------------------------------------

  Federal Taxes                                                               11
  State and Local Taxes                                                       12

PERFORMANCE INFORMATION                                                       12
------------------------------------------------------

ADDRESSES                                                                     13
------------------------------------------------------


FEDERATED GROWTH STRATEGIES FUND II
(FORMERLY, GROWTH STOCK FUND)
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated February 7, 1996, on the Fund's financial statements for the year ended December 31, 1995, and on the following table for the period presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                                               PERIOD ENDED
                                                                                           DECEMBER 31, 1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                             $   10.00
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------
  Net investment income                                                                               0.03
---------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                              0.27
---------------------------------------------------------------------------------------            -------
  Total from investment operations                                                                    0.30
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                   $   10.30
---------------------------------------------------------------------------------------            -------
TOTAL RETURN (B)                                                                                      3.00%
---------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------
  Expenses                                                                                            0.85%*
---------------------------------------------------------------------------------------
  Net investment income                                                                               1.91%*
---------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                   76.95%*
---------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                             $368
---------------------------------------------------------------------------------------
  Portfolio turnover                                                                                     4%        %
---------------------------------------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from November 9, 1995 (date of initial public investment) to December 31, 1995.


(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.


 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's Annual Report dated December 31, 1995, which can be obtained free of charge.


GENERAL INFORMATION
--------------------------------------------------------------------------------


The Fund is a portfolio of Federated Insurance Series, which was established as Insurance Management Series, a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. At a meeting of the Board of Trustees (the "Trustees") held on November 14, 1995, the Trustees approved an amendment to the Declaration of Trust to change the name of the Trust from Insurance Management Series to Federated Insurance Series. At a meeting of the Trustees held on February 26, 1996, the Trustees approved an amendment to the Declaration of Trust to change the name of the Fund from Growth Stock Fund to Federated Growth Strategies Fund II. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest in separate portfolios of securities, including the Fund. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Trustees have not established separate classes of shares.


Shares of the Fund are sold only to insurance companies as funding vehicles for variable annuity contracts and variable life insurance policies issued by the insurance companies. Shares of the Fund are sold at net asset value as described in the section entitled "What Shares Cost." Shares of the Fund are redeemed at net asset value.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is capital appreciation. The investment objective cannot be changed without the approval of the Fund's shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies with prospects for above-average growth in earnings and dividends or companies where significant fundamental changes are taking place. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks.

Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund's investment adviser selects equity securities on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and of the risk and volatility of each company's business. The Fund generally invests in companies with market capitalization of $100,000,000 or more. The fundamental changes which the investment adviser will seek to identify in companies include, for example, restructuring of basic businesses or reallocations of assets which present opportunities for significant share price appreciation. At times, the Fund will invest in securities of companies which are deemed by the investment adviser to be candidates for acquisition by other entities as indicated by changes in ownership, changes in standard price-to-value ratios, and an examination of other standard analytical indices.

The securities in which the Fund invests include, but are not limited to common stocks, preferred stocks, convertible securities, securities of foreign issuers, securities of other investment companies, and corporate obligations, including bonds, debentures, notes, and warrants. In addition, the Fund may engage in repurchase agreements, lend portfolio securities, purchase securities on a when-issued or delayed-delivery basis, and invest in put and call options, futures, and options on futures.

CONVERTIBLE SECURITIES. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The Fund invests in convertible bonds rated "B" or higher by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") at the time of investment or, if unrated, of comparable quality. If a convertible bond is rated below "B" according to the characteristics set forth hereafter after the Fund has purchased it, the Fund is not required to drop the convertible bond from the portfolio but will consider appropriate action. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.


Bonds rated "BBB" or lower by S&P or "Baa" or lower by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.


Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the Fund's investment adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Fund's investment adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.


In general, the market value of a convertible security is at least the higher of its "investment value" (i.e, its value as a fixed income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). As a fixed income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.


SECURITIES OF FOREIGN ISSUERS. The Fund may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depositary receipts. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions.

As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the investment adviser to be substantial.

CORPORATE OBLIGATIONS. The Fund may invest up to 35% of its total assets in bonds, debentures, notes and warrants of corporate issuers. These securities will generally be rated "BBB" or better by S&P or "Baa" or better by Moody's at the time of investment, or if unrated, of comparable quality. Securities which are rated BBB by S&P or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than higher-rated bonds. The prices of fixed income securities generally fluctuate inversely to the direction of interest rates. Downgrades will be evaluated on a case by case basis by the investment adviser. The investment adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the ratings categories is contained in the Appendix to the Statement of Additional Information.

In addition, with respect to the 35% limit, the Fund may invest up to 5% of its assets in debt obligations rated "B" or better by S&P or Moody's.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other open-end investment companies and in the securities of closed-end investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will invest in other investment companies primarily for the purpose of investing its short-term cash which has not yet been invested in other portfolio instruments. Shareholders should realize that, when the Fund invests in other investment companies, certain fund expenses, such as custodian fees and administrative fees, may be duplicated. The investment adviser will waive its investment advisory fee on assets invested in securities of other investment companies.

REPURCHASE AGREEMENTS. The Fund will engage in repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

RESTRICTED AND ILLIQUID SECURITIES. As a matter of investment practice, the Fund may invest up to 15% of its total assets in restricted securities. This restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. To the extent restricted securities are deemed to be illiquid, the Fund will limit their purchase, including non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, and certain restricted securities determined by the Trustees not to be liquid, to 15% of the net assets of the Fund.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, or both, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. This is a fundamental policy which may not be changed without the approval of shareholders. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees, and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the portfolio securities loaned at all times. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENTS. For defensive purposes only, the Fund may also invest temporarily in cash and cash items during times of unusual market conditions and to maintain liquidity. Cash items may include short-term obligations such as:

      .commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch Investors Service, Inc.;

      .securities issued and/or guaranteed as to the payment of principal and interest by the U.S. government or its agencies and instrumentalities;

      .certificates of deposit, demand and time deposits, bankers' acceptances, deposit notes, and other instruments of domestic and foreign banks and other deposit institutions; and

      .repurchase agreements.

PUT AND CALL OPTIONS. The Fund may purchase put options on stocks. These options will be used only as a hedge to attempt to protect securities which the Fund holds against decreases in value. The Fund may purchase these put options as long as they are listed on a recognized options exchange and the underlying stocks are held in its portfolio. The Fund may also write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. The call options which the Fund writes and sells must be listed on a recognized options exchange. Writing of calls by the Fund is intended to generate income for the Fund and, thereby, protect against price movements in particular securities in the Fund's portfolio.

Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange which may or may not exist for any particular call or put option at any specific time. The absence of a liquid secondary market also may limit the Fund's ability to dispose of the securities underlying an option. The inability to close options also could have an adverse impact on the Fund's ability to effectively hedge its portfolio.

The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Fund's adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market, while over-the-counter options may not.

FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may purchase and sell financial futures and stock index futures contracts to hedge all or a portion of its portfolio against changes in the price of its portfolio securities, but will not engage in futures transactions for speculative purposes.

The Fund may also write call options and purchase put options on financial futures and stock index futures contacts as a hedge to attempt to protect securities in its portfolio against decreases in value.

VARIABLE ASSET REGULATIONS. The Fund is also subject to variable contract asset regulations prescribed by the U.S. Treasury Department under Section 817(h) of the Internal Revenue Code. After a one year start-up period, the regulations generally require that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% of the total assets of the Fund may be represented by any two investments, no more than 80% of the total assets of the Fund may be represented by any three investments, and no more than 90% of the total assets of the Fund may be represented by any four investments. In applying these diversification rules, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality shall be treated as a separate issuer. If the Fund fails to achieve the diversification required by the regulations, unless relief is obtained from the Internal Revenue Service, the contracts invested in the Fund will not be treated as annuity, endowment, or life insurance contracts.

The Fund will be operated at all times so as to comply with the foregoing diversification requirements.

STATE INSURANCE REGULATIONS. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by certain insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Fund may be limited in its ability to engage in such investments and to manage its portfolio with desired flexibility. The Fund will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invest in the Fund.


INVESTMENT LIMITATIONS


The Fund will not:

      .borrow money directly or through reverse repurchase agreements
       (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets and pledge up to 15% of its total assets to secure such borrowings.


The above investment limitations cannot be changed without shareholder approval.


NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value per share of the Fund fluctuates. It is determined by dividing the sum of the market value of all securities and other assets of the Fund, less liabilities, by the number of shares outstanding.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

PURCHASES AND REDEMPTIONS

Shares of the Fund are not sold directly to the general public. The Fund's shares are used solely as the investment vehicle for separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies. The use of Fund shares as investments for both variable annuity contracts and variable life insurance policies is referred to as "mixed funding." The use of Fund shares as investments by separate accounts of unaffiliated life insurance companies is referred to as "shared funding."

The Fund intends to engage in mixed funding and shared funding in the future. Although the Fund does not currently foresee any disadvantage to contract owners due to differences in redemption rates, tax treatment, or other considerations, resulting from mixed funding or shared funding, the Trustees will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflicts and take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in the Fund.

Shares of the Fund are purchased or redeemed on behalf of participating insurance companies at the next computed net asset value after an order is received on days on which the New York Stock Exchange is open.

WHAT SHARES COST


The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days on which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Purchase orders from separate accounts investing in the Fund which are received by the insurance companies by 4:00 p.m. (Eastern time), will be computed at the net asset value of the Fund determined on that day, as long as such purchase orders are received by the Fund in proper form and in accordance with applicable procedures by 8:00 a.m. (Eastern time) on the next business day and as long as federal funds in the amount of such orders are received by the Fund on the next business day. It is the responsibility of each insurance company which invests in the Fund to properly transmit purchase orders and federal funds in accordance with the procedures described above.

DIVIDENDS

Dividends on shares of the Fund are declared and paid quarterly.

Shares of the Fund will begin earning dividends if owned on the applicable record date. Dividends of the Fund are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date net asset value.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Trustees, and could result in severe penalties.



     ADVISORY FEES. The Fund's adviser receives an annual investment advisory fee equal to .75 of 1% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The adviser can terminate this voluntary waiver and reimbursement of expenses at any time at its sole discretion.


     ADVISER'S BACKGROUND. Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.



     James E. Grefenstette has been the Fund's portfolio manager since the Fund's inception. Mr. Grefenstette joined Federated Investors in 1992 and has been an Assistant Vice President of the Fund's investment adviser since 1994. From 1992 until 1994, Mr. Grefenstette acted as an investment analyst. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette received his M.S. in Industrial Administration from Carnegie Mellon University.


DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


State securities laws may require certain financial institutions such as depository institutions to register as dealers.

ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate as specified below:

        MAXIMUM
  ADMINISTRATIVE FEE         AVERAGE AGGREGATE DAILY NET ASSETS
         .15 of 1%                        on the first $250 million
        .125 of 1%                         on the next $250 million
         .10 of 1%                         on the next $250 million
        .075 of 1%              on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the adviser may give consideration to those firms which have sold or are selling shares of the other funds distributed by Federated Securities Corp. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


The insurance company separate accounts, as shareholders of the Fund, will vote the Fund shares held in their separate accounts at meetings of the shareholders. Voting will be in accordance with instructions received from contract owners of the separate accounts, as more fully outlined in the prospectus of the separate account. As of March 11, 1996, Aetna Insurance Co. of America, Hartford, Connecticut, and Aetna Life Insurance & Annuity Co., Hartford, Connecticut, owned 42% and 58%, respectively, of the voting securities of the Fund, and, therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees in certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL TAXES

The Fund will pay no federal income tax because the Fund expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

The Fund intends to comply with the variable asset diversification regulations which are described earlier in this prospectus. If the Fund fails to comply with these regulations, contracts invested in the Fund shall not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

STATE AND LOCAL TAXES

Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Fund advertises total return and yield.

Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Performance information will not reflect the charges and expenses of a variable annuity or variable life insurance contract. Because shares of the Fund can only be purchased by a separate account of an insurance company offering such a contract, you should review the performance figures of the contract in which you are invested, which performance figures will accompany any advertisement of the Fund's performance.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

ADDRESSES
--------------------------------------------------------------------------------

Federated Insurance Series
                    Federated Growth Strategies Fund II                    Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Advisers                                     Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and                                  P.O. Box 8600
                    Trust Company                                          Boston, Massachusetts 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services                         P.O. Box 8600
                    Company                                                Boston, Massachusetts 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Deloitte & Touche LLP                                  2500 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222-5401
-----------------------------------------------------------------------------------------------------------------------



FEDERATED GROWTH
STRATEGIES FUND II
(FORMERLY, GROWTH STOCK FUND)

PROSPECTUS


A Diversified Portfolio of
Federated Insurance Series,
An Open-End, Management
Investment Company



April 22, 1996


[LOGO OF FEDERATED SECURITIES CORP.]
Distributor

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

[LOGO OF RECYCLED PAPER]


Cusip 458043700
G01283-01 (4/96)



                     FEDERATED GROWTH STRATEGIES FUND II
                        (FORMERLY, GROWTH STOCK FUND)
                  (A PORTFOLIO OF FEDERATED INSURANCE SERIES)
                   (FORMERLY, INSURANCE MANAGEMENT SERIES)

                     STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectus of the Federated Growth Strategies Fund II (the "Fund") dated April 22, 1996. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                          Statement dated April 22, 1996

FEDERATED SECURITIES CORP.

Distributor
A subsidiary of FEDERATED INVESTORS





GENERAL INFORMATION                    3

INVESTMENT OBJECTIVE AND POLICIES      3

 Types of Investments                  3
 Restricted and Illiquid Securities   14
 When-Issued and Delayed Delivery
  Transactions                        15
 Lending of Portfolio Securities      15
 Repurchase Agreements                16
 Reverse Repurchase Agreements        16
 Portfolio Turnover                   17
INVESTMENT LIMITATIONS                17

FEDERATED INSURANCE SERIES MANAGEMENT

 Fund Ownership                       30
 Trustees Compensation                32
 Trustee Liability                    34
INVESTMENT ADVISORY SERVICES          34

 Adviser to the Fund                  34
 Advisory Fees                        34
BROKERAGE TRANSACTIONS                35

OTHER SERVICES                        36

 Fund Administration                  36
 Custodian and Portfolio Accountant   15
 Transfer Agent                       16


 Independent Auditors                 16
PURCHASING SHARES                     36

DETERMINING NET ASSET VALUE           37

 Determining Value of Securities      37
MASSACHUSETTS PARTNERSHIP LAW         38

TAX STATUS                            39

 The Fund's Tax Status                39
 Shareholder's Tax Status             39
TOTAL RETURN                          39

YIELD                                 40

PERFORMANCE COMPARISONS               41

ABOUT FEDERATED INVESTORS             43

 Mutual Fund Market                   19
 Institutional Clients                19
 Trust Organizations                  19
 Broker/Dealers and Bank Broker/Dealer
  Subsidiaries                        19
FINANCIAL STATEMENTS                  19

APPENDIX                              20





GENERAL INFORMATION

The Fund is a portfolio of Federated Insurance Series (the "Trust"), which was established as Insurance Management Series, a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. At a meeting of the Board of Trustees (the "Trustees") held on November 14, 1995, the Trustees approved an amendment to the Declaration of Trust to change the name of the Trust from Insurance Management Series to Federated Insurance Series. At a meeting of the Trustees held on February 26, 1996, the Trustees approved an amendment to the Declaration of Trust to change the name of the Fund from Growth Stock Fund to Federated Growth Strategies Fund II. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest in separate portfolios of securities, including the Fund. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Trustees have not established separate classes of shares.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is capital appreciation. The Fund pursues this investment objective by investing primarily in equity securities of companies with prospects for above-average growth in earnings and dividends or companies where significant changes are taking place. The investment objective cannot be changed without approval of shareholders.
TYPES OF INVESTMENTS
The Fund may invest in common stocks, preferred stocks, convertible securities, securities of foreign issuers, U.S. government obligations, securities of other investment companies; and corporate obligations, including bonds, debentures, notes, and warrants. The Fund may also engage in repurchase agreements, lend portfolio securities, purchase securities on a when-issued or delayed delivery basis, and invest in put and call options, futures and options on futures. The following supplements the discussion of acceptable investments in the prospectus.
  CORPORATE DEBT SECURITIES
     Corporate debt securities may bear fixed, fixed and contingent, or variable rates of interest. They may involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).
     Corporate debt securities that are lower-rated (i.e., rated below BBB by Standard & Poor's Ratings Group or Baa by Moody's Investors Service, Inc.) are commonly referred to as "junk bonds." While these lower-rated bonds will usually offer higher yields than higher-rated securities, there is more risk associated with these investments. These lower-rated bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower-rated bonds are regarded as predominately speculative with regard to each issuer's continuing ability to make principal and interest payments. In addition, the secondary trading market for lower-rated bonds may be less liquid than for investment grade bonds. As a result of these factors, lower-rated bonds tend to have more price volatility and carry more risk to principal than higher-rated bonds. The investment adviser will endeavor to limit these risks through diversifying the portfolio and through careful credit analysis of individual issuers.


  CONVERTIBLE SECURITIES
     As with all fixed-income securities, various market forces influence the market value of convertible securities, including changes in the level of interest rates. As interest rates increase, the market value of convertible securities may decline and, conversely, as interest rates decline, the market value of convertible securities may increase. The unique investment characteristic of convertible securities, the right to be exchanged for the issuer's common stock, causes the market value of convertible securities to increase when the underlying common stock increases. However, since securities prices fluctuate, there can be no assurance of capital appreciation, and most convertible securities will not reflect quite as much capital appreciation as their underlying common stocks. When the underlying common stock is experiencing a decline, the value of the convertible security tends to decline to a level approximating the yield-to-maturity basis of straight nonconvertible debt of similar quality, often called "investment value," and may not experience the same decline as the underlying common stock.
     Many convertible securities sell at a premium over their conversion values (i.e., the number of shares of common stock to be received upon conversion multiplied by the current market price of the stock). This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege. If this appreciation potential is not realized, the premium may not be recovered.
  WARRANTS
     Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.
  FUTURES AND OPTIONS TRANSACTIONS
     As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling futures contracts and options on futures contracts, and buying put and call options on portfolio securities and securities indices. The Fund may also write covered put and call options on portfolio securities to attempt to increase its current income or to hedge a portion of its portfolio investments. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on a futures contract may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series. The Fund will not engage in futures transactions for speculative purposes.
  FUTURES CONTRACTS
     The Fund may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.
     The Fund also may purchase and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade to hedge against changes in prices. Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.
     A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. For example, in the fixed income securities market, prices move inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
  "MARGIN" IN FUTURES TRANSACTIONS
     Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash, U.S. government securities or highly-liquid debt securities with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
     A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.


     To the extent required to comply with Commodity Futures Trading Commission ("CFTC") Regulation 4.5 and thereby avoid status as a "commodity pool operator," the Fund will not enter into a futures contract, or purchase an option thereon, if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. Second, the Fund will not enter into these contracts for speculative purposes; rather, these transactions are entered into only for bona fide hedging purposes, or other permissible purposes pursuant to regulations promulgated by the CFTC. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. Finally, because the Fund will submit to the CFTC special calls for information, the Fund will not register as a commodities pool operator.
  PUT OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS
     The Fund may purchase listed put options on financial and stock index futures contracts to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates or stock prices. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.
     Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.
     Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
     When the Fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the purchaser of the put the right to receive from the Fund, at the strike price, a short position in such futures contract, even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. It will generally be the policy of the Fund, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction.
  CALL OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS
     In addition to purchasing put options on futures, the Fund may write listed and over-the-counter call options on financial and stock index futures contracts to hedge its portfolio. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
     In other words, as the underlying futures price falls below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities.
     When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract.
     The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
  PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES AND STOCK INDICES
     The Fund may purchase put options on portfolio securities and stock indices to protect against price movements in the Fund's portfolio securities. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.
  WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES AND STOCK INDICES
     The Fund may also write covered call options to generate income and thereby protect against price movements in the Fund's portfolio securities. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price or, in the case of a securities index, a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).
  U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued and/or guaranteed by the U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     othe credit of the agency or instrumentality issuing the obligations.


     Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
     oFarm Credit System; including the National Bank for Cooperatives, Farm
      Credit Banks, and Banks for Cooperatives;
     oFederal Home Loan Banks;
     oFederal Home Loan Mortgage Corporation;
     oFederal National Mortgage Association; and

     oStudent Loan Marketing Association.


RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees may consider the following criteria in determining the liquidity of certain restricted securities:
   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and


   o the nature of the security and the nature of the marketplace trades. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on a Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, the Fund may lend its portfolio securities, up to one-third of the value of its total assets, to broker/dealers, banks, or other institutional borrowers of securities. The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.




REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily.
In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees. REVERSE REPURCHASE AGREEMENTS
The Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.


PORTFOLIO TURNOVER
Securities in the Fund's portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objectives, without regard to the length of time a particular security may have been held. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%.

For the period from November 9, 1995 (date of initial public investment) to December 31, 1995, the portfolio turnover rate for the Fund was 4%.

INVESTMENT LIMITATIONS

  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous, and then only in amounts not in excess of one-third of the value of its total assets; provided that, while borrowings and reverse repurchase agreements outstanding exceed 5% of the Fund's total assets, any such borrowings will be repaid before additional investments are made. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of its total assets at the time of the borrowing. For purposes of this limitation, the following are not deemed to be pledges by the Fund: margin deposits for the purchase and sale of futures contracts and related options, any segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.
  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of its total assets would be invested in any one industry. However, the Fund may at any time invest 25% or more of its total assets in cash or cash items and securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities.
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options on futures contracts provided that the sum of its initial margin deposits for futures contracts plus premiums paid by it for open options on futures contracts may not exceed 5% of the fair market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts.


  INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities secured by real estate or interests in real estate.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities up to one-third of its total assets. This shall not prevent the Fund from purchasing or holding corporate or U.S. government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, entering into repurchase agreements, or engaging in other transactions which are permitted by the Fund's investment objective and policies or the Trust's Declaration of Trust.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  DIVERSIFICATION OF INVESTMENTS
     With respect to 75% of its total assets, the Fund will not purchase the securities of any one issuer (other than cash, cash items, or securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of its total assets would be invested in the securities of that issuer.
     In addition, the Fund will not purchase more than 10% of any class of the outstanding voting securities of any one issuer. For these purposes, the


     Fund considers common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.
  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, except it may invest in the securities of issuers which invest in or sponsor such programs.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.


  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or the Fund's investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
  INVESTING IN PUT OPTIONS
     The Fund will not purchase put options on securities, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put options.
  WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
  PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not purchase securities of a company for the purpose of exercising control or management.
  INVESTING IN WARRANTS
     The Fund will not invest more than 5% of the value of its net assets in warrants. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. (If state restrictions change, this latter restriction may be revised without notice to shareholders). For purposes of this investment restriction, warrants acquired by the Fund in units or attached to securities may be deemed to be without value.


  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 15% of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in illiquid securities, including, among others, repurchase agreements providing for settlement more than seven days after notice, over the counter options, and certain restricted securities not determined by the Trustees to be liquid.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value of total or net assets will not result in a violation of such restriction.
The Fund has no present intention to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

To comply with registration requirements in certain states, the Fund (1) will limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets, (2) will limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25%


of its net assets, and (3) will limit the premiums paid for options purchased by the Fund to 5% of its net assets. (If state requirements change, these restrictions may be revised without shareholder notification).



FEDERATED INSURANCE SERIES MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Insurance Series, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee


Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director or Trustee of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director or Trustee of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director or Trustee of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.






J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Trust.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932


Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director or Trustee of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.





Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee


Consultant; State Representative, Commonwealth of Massachusetts; Director or Trustee of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925


Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director or Trustee of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.





Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director or Trustee of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.;


Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.






David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President and Trustee, Federated Investors; Vice President, Federated Shareholder Services; Executive Vice President, Federated Securities Corp.; Treasurer of some of the Funds.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
     @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index


Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund; 3-5 Years; Federated U.S. Government Securities Fund; 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; Fortress Utility Fund, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.

FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.

As of March 11, 1996, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Aetna Insurance Co. of America, Hartford, Connecticut, 42%, and Aetna Life Insurance & Annuity Co., Hartford, Connecticut, 58%.






TRUSTEES COMPENSATION


                   AGGREGATE
NAME ,           COMPENSATION
POSITION WITH        FROM         TOTAL COMPENSATION PAID
TRUST               TRUST*#         FROM FUND COMPLEX +


John F. Donahue      $0               $0 for the Trust and
Chairman and Trustee                  59 other investment companies in the
                                      Fund Complex
Thomas G. Bigley++   $1,016           $86,331 for the Trust and
Trustee                               54 other investment companies in the
                                      Fund Complex
John T. Conroy, Jr.  $1,116           $115,760 for the Trust and
Trustee                               54 other investment companies in the
                                      Fund Complex
William J. Copeland  $1,116           $115,760 for the Trust and
Trustee                               54 other investment companies in the
                                      Fund Complex
J. Christopher Donahue,               $0     $0 for the Trust and
President and Trustee                 15 other investment companies in the
                                      Fund Complex
James E. Dowd        $1,116           $115,760 for the Trust and


Trustee                               54 other investment companies in the
                                      Fund Complex
Lawrence D. Ellis, M.D.               $1,016 $104,898 for the Trust and
Trustee                               54 other investment companies in the
                                      Fund Complex
Edward L. Flaherty, Jr.               $1,116 $115,760 for the Trust and
Trustee                               54 other investment companies in the
                                      Fund Complex
Peter E. Madden      $1,016           $104,898 for the Trust and
Trustee                               54 other investment companies in the
                                      Fund Complex
Gregor F. Meyer      $1,016           $104,898 for the Trust and
Trustee                               54 other investment companies in the
                                      Fund Complex
John E. Murray, Jr., $1,016           $104,898 for the Trust and
Trustee                               54 other investment companies in the
                                      Fund Complex
Wesley W. Posvar     $1,016           $104,898 for the Trust and
Trustee                               54 other investment companies in the
                                      Fund Complex
Marjorie P. Smuts    $1,016           $104,898 for the Trust and
Trustee                               54 other investment companies in the
                                      Fund Complex


*Information is furnished for the fiscal year ended December 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of seven portfolios.
+The information is provided for the last calendar year.


++Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.

TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus.

For the period from November 9, 1995 (date of initial public investment) to December 31, 1995, the adviser earned advisory fees of $231, all of which were waived.



BROKERAGE TRANSACTIONS


The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the period from November 9, 1995 (date of initial public investment) to December 31, 1995, the Fund paid $322, in brokerage commissions on brokerage transactions.
Although investment decisions for the Fund are made independently from those of any other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From November 9, 1995 (date of initial public investment) to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services, may hereinafter collectively be referred to as the "Administrators". For the period from November 9, 1995 (date of initial public investment) to December 31, 1995, the Administrators earned $17,808. Dr. Henry
J. Gailliot, an officer of Federated Advisers, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Services Company.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.


TRANSFER AGENT
Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh,
PA.

PURCHASING SHARES

Shares of the Fund are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Purchases and Redemptions" and "What Shares Cost."
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
DETERMINING VALUE OF SECURITIES
The values of the Fund's portfolio securities are determined as follows:
   o for equity securities and bonds and other fixed income securities, according to the last sale price on a national securities exchange, if available;
   o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
   o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available; otherwise, as determined by an independent pricing service;


   o for unlisted equity securities, the latest mean prices;
   o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or
   o for all other securities, at fair value as determined in good faith by the Trustees.
MASSACHUSETTS PARTNERSHIP LAW


Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.





TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDER'S TAX STATUS
The Fund intends to comply with the variable asset diversification regulations which are described in the prospectus and this Statement. If the Fund fails to comply with these regulations, contracts invested in the Fund shall not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code.
Contract owners should review the contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.
TOTAL RETURN




The Fund's cumulative total return for the period from November 9, 1995 (date of initial public investment) to December 31, 1995, was 3%. Cumulative total return reflects a fund's total performance over a specific period of time. The Fund's cumulative total return is representative of only two months of Fund activity.

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions. You should review the performance figures for your insurance contract, which figures reflect the applicable charges and expenses of the contract. Such performance figures will accompany any advertisement of the Fund's performance.
YIELD


The Fund's 30-day yield for the thirty day period ended December 31, 1995 was 1.26%.

The yield for the Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders. Also, the yield does not reflect the charges and expenses of an insurance contract. You should review the performance figures for your insurance contract, which figures reflect the applicable charges and expenses of the contract. Such performance figures will accompany any advertisement of the Fund's performance.


PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in Fund expenses; and
   o the relative amount of the Fund's cash flow.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Trust will quote its Lipper ranking in the "growth funds" category in advertising and sales literature.
   o DOW JONES INDUSTRIAL AVERAGE ("DJIA") is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

   o STANDARD & POOR'S RATINGS GROUP ("S&P") LOW-PRICED INDEX compares a group of approximately twenty actively traded stocks priced under $25 for one month periods and year-to-date.
   o STANDARD & POOR'S RATINGS GROUP DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.
   o STANDARD & POOR'S RATINGS GROUP 500 is an unmanaged index of common stocks in industry, transportation, finance, and public utilities denoting general market performance, as monitored by S&P Corporation.



   o LIPPER GROWTH FUND AVERAGE is an average of the total returns for 251 growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.
   o LIPPER GROWTH FUND INDEX is an average of the net asset-valuated total returns for the top 30 growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.
   o MORNINGSTAR, INC. , an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on quarterly reinvestment of dividends over a specified period of time.
From time to time as it deems appropriate, the Fund may advertise its performance using charts, graphs, and descriptions, compared to federally insured bank products, including certificates of deposit and time deposits and to money market funds using the Lipper Analytical Services money market instruments average.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.


The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top


100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

FINANCIAL STATEMENTS

The Fund's Financial Statements for the fiscal year ended December 31, 1995, are incorporated herein by reference to the Annual Report of the Fund dated December 31, 1995 (File Nos. 33-69268 and 811-8042). A copy of the Report may be obtained without charge by contacting the Fund.






*Source: Investment Company Institute


APPENDIX

STANDARD & POOR'S RATINGS GROUP CORPORATE BOND RATINGS
AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.


AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B--Debt rated "BB" and "B" is regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "B" indicates the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.
MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS
AAA--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high grade Bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA--Bonds which are rate "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B--Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Cusip 458043700

G01283-02 (4/96)


PART C. OTHER INFORMATION.

Item 24.       Financial Statements and Exhibits:
               (a) Financial Statements: Incorporated by reference to the Annual Report of Registrant dated December 31, 1995, filed with the Commission on February 16, 1996 (File Nos. 33-69268 and 811-8042);
               (b)  Exhibits:
                  (1) Conformed copy of Amended and Restated Declaration of
                     Trust; (3)
                    (i) Conformed copy of Amendment #5 to the Declaration of Trust; (10)
                    (ii) Conformed copy of Amendment #6 to the Declaration of
                         Trust; +
                  (2) Copy of By-Laws; (2)
                  (3) Not Applicable;
                  (4) (i)Copy of Specimen Certificate for Shares of Beneficial
            Interest of Equity Growth and Income Fund; (2)
                    (ii) Copy of Specimen Certificate for Shares of Beneficial
            Interest of Utility Fund; (2)
                    (iii) Copy of Specimen Certificate for Shares of Beneficial Interest of U.S. Government Bond Fund; (2)
                    (iv) Copy of Specimen Certificate for Shares of Beneficial
            Interest of Corporate Bond Fund; (2)
                     (v) Copy of Specimen Certificate for Shares of Beneficial
            Interest of Prime Money Fund; (2)
                    (vi) Copy of Specimen Certificate for Shares of Beneficial
            Interest of International Stock Fund; (4)
                    (vii) Copy of Specimen Certificate for Shares of Beneficial Interest of Growth Stock Fund; (10)
                  (5) Conformed copy of Investment Advisory Contract; (3)
                     (i) Conformed copy of Exhibit A to Investment Advisory
            Contract; (3)
                    (ii) Conformed copy of Exhibit B to Investment Advisory
            Contract; (3)
                    (iii) Conformed copy of Exhibit C to Investment Adivsory Contract; (3)
                    (iv) Conformed copy of Exhibit D to Investment Adivsory
            Contract; (3)
                     (v) Conformed copy of Exhibit E to Investment Adivsory
            Contract; (3)
                    (vi) Conformed copy of Exhibit F to Investment Advisory
            Contract; (6)


+     All exhibits have been filed electronically.
(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed April 29, 1994. (File Nos. 33-69268 and 811-8042).
(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed August 23, 1994. (File Nos. 33-69268 and 811-8042).
(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed January 19, 1995. (File Nos. 33-69268 and 811-8042O).
(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed February 16, 1996. (File Nos. 33-69268 and 811-8042O).


                    (vii) Conformed copy of Exhibit G to the Trust's present investment advisory contract to add Growth Stock Fund;
            (10)
               (5a) Copy of Investment Advisory Contract; (10)
                    (i) Conformed copy of Exhibit A to Investment Advisory Contract; (10)
                  (6) Conformed copy of Distributor's Contract; (3)
                     (i) Conformed copy of Exhibit A to Distributor's Contract;
            (3)
                    (ii) Conformed copy of Exhibit B to Distributor's Contract;
            (3)
                    (iii) Conformed copy of Exhibit C to Distributor's Contract; (3)
                    (iv) Conformed copy of Exhibit D to Distributor's Contract;
            (3)
                     (v) Conformed copy of Exhibit E to Distributor's Contract;
            (3)
                    (vi) Conformed copy of Exhibit F to Distributor's Contract;
            (7)
                    (vii) Conformed copy of Exhibit G to Distributor's Contract; (10)
                  (7) Not Applicable;
                  (8) Conformed copy of Custodian Contract; (7)
                  (9)     (i) Conformed copy of Administrative Services
            Agreement; (7)
                    (ii) Conformed copy of Agreement for Fund Accounting
            Services, Aministrative Services, Transfer Agency Services, and Custody Services Procurement; +
              (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)
              (11) Conformed copy Independent Auditors' Consent; +
                 (12) Not Applicable;
                 (13) Conformed copy of Initial Capital Understanding;(2)
                 (14) Not Applicable;
                 (15) Not Applicable;
              (16) (i) Copy of Equity Growth and Income Fund Schedule for Computation of Fund Performance Data; (3)
                     (ii) Copy of Utility Fund Schedule for Computation of Fund Performance Data; (3)
                     (iii) Copy of U.S. Government Bond Fund Schedule for Computation of Fund Performance Data;(3)
                     (iv) Copy of Corporate Bond Fund Schedule for Computation of Fund Performance Data; (2)


+     All exhibits have been filed electronically.
(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed April 29, 1994. (File Nos. 33-69268 and 811-8042).
(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed August 23, 1994. (File Nos. 33-69268 and 811-8042).
(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 3, 1995. (File Nos. 33-69268 and 811-80420).
(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed April 21, 1995. (File Nos. 33-69268 and 811-80420).
(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed February 16, 1996. (File Nos. 33-69268 and 811-8042O).


                      (v) Copy of Prime Money Fund Schedule for Computation of Fund Performance Data; (9)
                     (vi) Copy of International Stock Fund Schedule for Computation of Fund Performance Data; (10)
                    (vii) Copy of Growth Stock Fund Schedule for Computation of Fund Performance Data; (10)
               (17) Copy of Financial Data Schedules; +
                  (18) Not applicable
                  (19) Conformed copy of Power of Attorney; (10)

Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None

Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                  as of March 11, 1996

          Shares of beneficial interest
          (no par value)

                 Corporate Bond Fund                  22
                 Equity Growth and Income Fund        15
                 International Stock Fund             10
                 Prime Money Fund                     11
                 U.S. Government Bond Fund            17
                 Utility Fund                         17
                 Growth Stock Fund                     7

Item 27.  Indemnification: (1)

Item 28.  Business and Other Connections of Investment Adviser:
          For a description of the other business of Federated Advisers, the investment adviser to all of the investment portfolios of the Trust, except for International Stock Fund, see the section entitled "Fund Information - Management of the Fund" in Part A. The affiliations with the Registrant of three of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Insurance Management Series Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is:
          Mark D. Olson (Partner, Wilson, Holbrook and Bayard), 107 W. Market Street, Georgetown, Delaware 19447.






+     All exhibits have been filed electronically.

(1) Response is incorported by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed December 10, 1993. (File Nos. 33-69268 and 811-80420).
(9) Response is incorported by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed August 28, 1995. (File Nos. 33-69268 and 811-80420).
(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed February 16, 1996. (File Nos. 33-69268 and 811-8042O).


          The remaining Officers of the investment adviser are: William D. Dawson, III, Henry A. Frantzen, J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Henry J. Gailliot, Senior Vice President-Economist; Peter R. Anderson, Drew J.Collins, Jonathan C.Conley, and
          J. Alan Minteer, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David A. Briggs, Deborah A. Cunningham, Michael P. Donnelly, Mark E. Durbiano, Kathleen M. Foody-Malus, Thomas M. Franks, Edward C. Gonzales, Timothy E. Keefe, Stephen A. Keen, Mark S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Susan
          M. Nason, Mary Jo Ochson, Robert J. Ostrowski, Frederick L. Plautz, Jr., Charles A. Ritter, James D. Roberge, Frank Semack, William F. Stolz, Sandra L. Weber and Christopher H. Wiles, Vice Presidents; Thomas R. Donahue, Treasurer; and Stephen A. Keen, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

          For information as to the business, profession, vocation, and employment of a substantial nature of directors and officers of Federated Globl Research Corp., the investment adviser to International Stock Fund, reference is made to Federated Globl Research Corp's current Form ADV (File No. 801-49470) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.


Item 29.  Principal Underwriters:

          (a)111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; FTI Funds; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
             Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; Fortress Utility Fund, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.- 1999.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds;

SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free
             Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

             Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

          (b)
       (1)                      (2)                   (3)
Name and Principal    Positions and Offices   Positions and Offices
 Business Address       With Underwriter     With Registrant

Richard B. Fisher         Director, Chairman,  Vice President
Federated Investors Tower Chief Executive
Pittsburgh, PA 15222-3779 Officer, Chief
                          Operating Officer, Asst.
                          Secretary and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, and Treasurer,    President
Pittsburgh, PA 15222-3779 Federated Securities
                          Corp.

John W. McGonigle         Director, Executive ViceExecutive Vice
Federated Investors Tower President, and AssistantPresident and
Pittsburgh, PA 15222-3779 Secretary, Federated    Secretary
                          Securities Corp.

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA  15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal    Positions and Offices   Positions and Offices
 Business Address       With Underwriter     With Registrant



Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Albert H. Burchfield      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA  15222-3779
Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal    Positions and Offices   Positions and Offices
 Business Address       With Underwriter     With Registrant



G. Michael Cullen         Vice President               --
Federated Investors Tower Federated Securities
Pittsburgh, PA  15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Newton Heston, III        Vice President               --
Federated Investors Tower Federated Securities
Pittsburgh, PA  15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Stephen A. La Versa       Vice President               --
Federated Investors Tower Federated Securities
Pittsburgh, PA  15222-3779

Dennis M. Laffey          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal    Positions and Offices   Positions and Offices
 Business Address       With Underwriter     With Registrant



J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Jeffrey Niss           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal    Positions and Offices   Positions and Offices
 Business Address       With Underwriter     With Registrant


Charles H. Field          Assistant Vice President     --
Federated Investors Tower Federated Securities
Pittsburgh, PA  15222-3779

Philip C. Hetzel          Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest L. Linane          Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President     --
Federated Investors Tower Federated Securities
Pittsburgh, PA  15222-3779

S. Elliott Cohan          Secretary,              Assistant
Federated Investors Tower Federated Securities Corp.   Secretary
Pittsburgh, PA 15222-3779

   (c)  Not applicable

Item 30.  Location of Accounts and Records:
          All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

      Registrant                     Federated Investors Tower
                                     Pittsburgh, PA 15222-3779

      Federated Shareholder Services
      Company                        P.O. Box 8600
      Transfer Agent, Dividend       Boston, MA 02266-8600
      Disbursing Agent and
      Portfolio Recordkeeper

      Federated Services             Federated Investors Tower
      Company                        Pittsburgh, PA 15222-3779
      Administrator

      Federated Advisers             Federated Investors Tower
      Investment Adviser             Pittsburgh, PA 15222-3779

      Federated Global Research      175 Water Street
      Corp.                          New York, NY 10038-4965
      Investment Adviser

      State Street Bank and          P.O. Box 8600
      Trust Company                  Boston, MA 02266-8600
      Custodian

Item 31.  Management Services:  Not applicable.



Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.
                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, INSURANCE MANAGEMENT SERIES, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of March, 1996.


                          INSURANCE MANAGEMENT SERIES

               BY: /s/ S. Elliott Cohan
               S. Elliott Cohan, Assistant Secretary
               Attorney in Fact for John F. Donahue
               March 28, 1996

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                    DATE

By:/s/ S. Elliott Cohan
   S. Elliott Cohan         Attorney In Fact March 28, 1996
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

J. Christopher Donahue*     President and Trustee

Thomas G. Bigley*           Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee

David M. Taylor*            Treasurer
                            (Principal Financial and
                            Accounting Officer)

James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.*        Trustee

Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee

* By Power of Attorney